Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Communication Services (4.1%)
*	Trade Desk Inc. Class A	5,968,663	356,628
*	Pinterest Inc. Class A	7,838,391	182,635
*	ROBLOX Corp. Class A	4,840,754	173,493
*	Liberty Media Corp.-Liberty Formula One Class C	2,771,810	162,151
*	ZoomInfo Technologies Inc. Class A	3,628,131	151,148
*	Snap Inc. Class A	13,865,113	136,155
*	Liberty Broadband Corp. Class C	1,743,739	128,688
*	Roku Inc. Class A	1,623,682	91,576
	Nexstar Media Group Inc. Class A	518,227	86,466
*	Liberty Global plc Class C	4,670,274	77,060
*	Iridium Communications Inc.	1,709,271	75,840
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,906,456	71,892
*	Frontier Communications Parent Inc.	2,999,200	70,271
	New York Times Co. Class A	2,225,331	63,978
	TEGNA Inc.	2,978,845	61,603
*	IAC Inc.	1,059,137	58,655
	Cable One Inc.	65,742	56,081
*,1	AMC Entertainment Holdings Inc. Class A	6,947,240	48,422
*	Endeavor Group Holdings Inc. Class A	2,301,772	46,634
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,136,883	43,281
*	Ziff Davis Inc.	630,480	43,175
	World Wrestling Entertainment Inc. Class A	585,034	41,052
	Warner Music Group Corp. Class A	1,552,315	36,029
*	Madison Square Garden Sports Corp.	239,970	32,794
*	Yelp Inc. Class A	956,570	32,437
[1]	Sirius XM Holdings Inc.	5,422,902	30,965
*	TripAdvisor Inc.	1,401,309	30,941
	Cogent Communications Holdings Inc.	584,683	30,497
*	Bumble Inc. Class A	1,061,905	22,820
	John Wiley & Sons Inc. Class A	579,449	21,764
*	TechTarget Inc.	366,709	21,709
*	Liberty Global plc Class A	1,294,940	20,188
	Telephone & Data Systems Inc.	1,354,389	18,826
*	Cinemark Holdings Inc.	1,482,034	17,947
*	Cargurus Inc. Class A	1,212,618	17,183
*	Altice USA Inc. Class A	2,906,032	16,942
*	Liberty Media Corp.-Liberty Formula One Class A	320,742	16,845
	Gray Television Inc.	1,153,708	16,521
	Shutterstock Inc.	320,429	16,076
*	Madison Square Garden Entertainment Corp.	355,405	15,670
*	Globalstar Inc.	9,229,129	14,674

		Shares	Market Value ($000)
*,1	Playtika Holding Corp.	1,444,263	13,562
*	ZipRecruiter Inc. Class A	762,225	12,577
	Scholastic Corp.	395,152	12,155
	Shenandoah Telecommunications Co.	696,785	11,859
*	Lions Gate Entertainment Corp. Class B	1,650,736	11,473
*	Liberty Media Corp.-Liberty Braves Class C	413,317	11,366
*	Liberty Broadband Corp. Class A	147,932	11,036
	Sinclair Broadcast Group Inc. Class A	609,867	11,032
*	Liberty Latin America Ltd. Class C	1,777,809	10,934
*	Magnite Inc.	1,603,062	10,532
*	Cars.com Inc.	903,873	10,395
*	iHeartMedia Inc. Class A	1,391,498	10,200
*	Gogo Inc.	837,514	10,151
*	PubMatic Inc. Class A	590,151	9,814
*	Stagwell Inc.	1,401,084	9,738
*	Thryv Holdings Inc.	407,027	9,292
*	Radius Global Infrastructure Inc.	984,354	9,273
*,1	fuboTV Inc.	2,606,470	9,253
*	Anterix Inc.	258,820	9,245
*	EW Scripps Co. Class A	816,424	9,201
*	Clear Channel Outdoor Holdings Inc.	6,661,407	9,126
*	WideOpenWest Inc.	735,748	9,028
*	Vimeo Inc.	2,194,650	8,779
*	IDT Corp. Class B	302,903	7,521
*	QuinStreet Inc.	704,269	7,395
*	EchoStar Corp. Class A	444,785	7,326
*	AMC Networks Inc. Class A	355,018	7,207
*	Eventbrite Inc. Class A	1,100,109	6,689
*	Lions Gate Entertainment Corp. Class A	896,872	6,664
	ATN International Inc.	156,598	6,040
*	Boston Omaha Corp. Class A	249,463	5,748
*,1	Liberty Media Corp.-Liberty Braves Class A	201,046	5,659
*	Nextdoor Holdings Inc.	1,894,375	5,285
*	United States Cellular Corp.	192,420	5,009
*	Liberty Latin America Ltd. Class A	776,037	4,804
	Marcus Corp.	336,987	4,681
*	Cardlytics Inc.	474,348	4,459
*	Consolidated Communications Holdings Inc.	1,031,966	4,293
*,1	AST SpaceMobile Inc. Class A	559,674	4,041
*	Sciplay Corp. Class A	336,392	3,956
*	Bandwidth Inc. Class A	325,780	3,877
*,1	Skillz Inc. Class A	3,769,202	3,845
*	Playstudios Inc.	1,095,694	3,824
*	Integral Ad Science Holding Corp.	518,569	3,754
*	Ooma Inc.	303,686	3,735
	Entravision Communications Corp. Class A	845,129	3,355
*,1	FaZe Holdings Inc.	341,790	3,309
*	Gannett Co. Inc.	2,079,940	3,182
*	DHI Group Inc.	580,240	3,122
*,1	Innovid Corp.	1,145,227	3,104
*	Angi Inc. Class A	1,032,043	3,045
*	Advantage Solutions Inc.	1,427,983	3,042
*	Daily Journal Corp.	11,157	2,861
*	MediaAlpha Inc. Class A	297,752	2,605
*,1	Genius Brands International Inc.	4,111,607	2,473
*,1	Charge Enterprises Inc.	1,298,572	2,285
*,1	Starry Group Holdings Inc. Class A	1,475,513	2,199
*,1	Vinco Ventures Inc.	2,250,001	2,095

		Shares	Market Value ($000)
*	Reservoir Media Inc.	422,740	2,063
*	EverQuote Inc. Class A	286,941	1,957
	Spok Holdings Inc.	253,388	1,936
*,1	Arena Group Holdings Inc.	147,317	1,930
*	Outbrain Inc.	482,460	1,761
*	TrueCar Inc.	1,107,250	1,672
	Saga Communications Inc. Class A	62,836	1,643
*	Cumulus Media Inc. Class A	227,630	1,600
*	comScore Inc.	940,668	1,552
*,1	System1 Inc.	237,301	1,493
*	AdTheorent Holding Co. Inc.	652,901	1,404
*	Emerald Holding Inc.	366,898	1,240
*	Lee Enterprises Inc.	68,380	1,203
*	Urban One Inc. Class A	221,128	1,170
*	Liberty TripAdvisor Holdings Inc. Class A	1,017,762	1,109
*,1	Golden Matrix Group Inc.	356,252	1,040
*	Townsquare Media Inc. Class A	136,294	989
*	Fluent Inc.	638,538	862
*	KORE Group Holdings Inc.	434,608	830
*,1	Cinedigm Corp. Class A	1,881,541	743
*	Chicken Soup For The Soul Entertainment Inc.	102,374	704
*	Reading International Inc. Class A	211,846	697
*	Harte Hanks Inc.	61,412	685
*	Marchex Inc. Class B	400,100	672
*	Audacy Inc. Class A	1,584,481	612
*,1	Wejo Group Ltd.	529,730	577
*	CuriosityStream Inc.	392,105	572
	National CineMedia Inc.	868,027	566
*	IZEA Worldwide Inc.	784,653	559
*	LiveOne Inc.	770,258	547
*,1	BuzzFeed Inc.	341,559	533
*	Ballantyne Strong Inc.	249,405	516
*	Gaia Inc. Class A	194,110	472
*	Travelzoo	102,326	453
*	Zedge Inc. Class B	160,734	379
*,1,2	NII Holdings Inc.	1,297,367	337
*	Loyalty Ventures Inc.	270,179	327
*	Super League Gaming Inc.	414,943	280
*,1	Leafly Holdings Inc.	367,200	249
	DallasNews Corp.	52,032	241
*	Salem Media Group Inc. Class A	133,017	231
*,1	Dolphin Entertainment Inc.	86,444	229
*	SurgePays Inc.	45,987	209
*	SPAR Group Inc.	108,259	157
*,1	Stran & Co. Inc.	103,686	146
*	Kubient Inc.	128,879	126
*	NextPlay Technologies Inc.	558,797	119
*	Beasley Broadcast Group Inc. Class A	109,596	118
*	Society Pass Inc.	71,319	111
*	Insignia Systems Inc.	17,904	110
*,1	Paltalk Inc.	62,318	94
*	Direct Digital Holdings Inc. Class A	32,176	72
*	Creative Realities Inc.	103,597	62
*,1	Cuentas Inc.	114,035	60
*	Mediaco Holding Inc. Class A	32,748	59
*	Professional Diversity Network Inc.	73,847	57
*,1	Digital Media Solutions Inc.	26,272	50
*	Urban One Inc.	10,730	46

		Shares	Market Value ($000)
*	Motorsport Games Inc. Class A	62,787	36
*	Grom Social Enterprises Inc.	105,935	35
*	Moving Image Technologies Inc.	28,721	32
*,1	Troika Media Group Inc.	80,805	27
*	Mobiquity Technologies Inc.	8,881	10
*	NextPlat Corp.	300	1
			3,090,594
Consumer Discretionary (11.0%)
*	Airbnb Inc. Class A	5,134,368	539,314
*	Lululemon Athletica Inc.	1,560,932	436,374
*	Rivian Automotive Inc. Class A	7,324,062	241,035
*	DoorDash Inc. Class A	3,514,804	173,807
	Service Corp. International	2,112,689	121,987
	Vail Resorts Inc.	540,410	116,534
*	Deckers Outdoor Corp.	356,549	111,461
	Williams-Sonoma Inc.	921,751	108,628
	Aramark	3,448,666	107,598
*	Five Below Inc.	744,855	102,544
*	Floor & Decor Holdings Inc. Class A	1,423,079	99,986
*	Burlington Stores Inc.	887,862	99,343
	Lear Corp.	795,384	95,200
*,1	DraftKings Inc. Class A	6,043,104	91,493
	H&R Block Inc.	2,134,583	90,805
*	Mattel Inc.	4,730,448	89,595
*,1	GameStop Corp. Class A	3,397,716	85,385
*,1	Lucid Group Inc.	6,073,328	84,844
	Churchill Downs Inc.	444,672	81,886
[1]	Dick's Sporting Goods Inc.	761,519	79,685
	Lithia Motors Inc. Class A	368,302	79,019
	Murphy USA Inc.	286,455	78,749
	Texas Roadhouse Inc. Class A	897,583	78,323
	Gentex Corp.	3,149,901	75,094
	Wyndham Hotels & Resorts Inc.	1,208,965	74,170
	Polaris Inc.	751,845	71,914
*	TopBuild Corp.	433,944	71,505
*	Capri Holdings Ltd.	1,850,242	71,123
	Autoliv Inc.	1,050,377	69,987
*	RH	268,456	66,059
	Brunswick Corp.	996,689	65,233
*	Planet Fitness Inc. Class A	1,129,733	65,140
	Marriott Vacations Worldwide Corp.	527,489	64,280
*	Terminix Global Holdings Inc.	1,623,548	62,166
	Harley-Davidson Inc.	1,777,657	62,005
	Toll Brothers Inc.	1,414,684	59,417
	Leggett & Platt Inc.	1,777,246	59,040
*	Penn Entertainment Inc.	2,134,113	58,709
*	Skechers USA Inc. Class A	1,807,082	57,321
*	Crocs Inc.	827,374	56,807
	Macy's Inc.	3,585,027	56,177
	Tempur Sealy International Inc.	2,305,796	55,662
*	Light & Wonder Inc.	1,266,547	54,310
*	Hyatt Hotels Corp. Class A	667,709	54,058
*	AutoNation Inc.	516,003	52,565
	Boyd Gaming Corp.	1,083,591	51,633
	Thor Industries Inc.	729,088	51,022
	Wingstop Inc.	402,149	50,438
	Academy Sports & Outdoors Inc.	1,142,920	48,208
*	Bright Horizons Family Solutions Inc.	779,036	44,911

		Shares	Market Value ($000)
*	Fox Factory Holding Corp.	566,819	44,824
*	Asbury Automotive Group Inc.	296,132	44,746
	Kohl's Corp.	1,727,033	43,435
	Wendy's Co.	2,285,676	42,719
	Choice Hotels International Inc.	388,212	42,517
*	Ollie's Bargain Outlet Holdings Inc.	783,753	40,442
	PVH Corp.	896,197	40,150
*	Visteon Corp.	375,750	39,852
	Travel + Leisure Co.	1,115,229	38,052
*	Goodyear Tire & Rubber Co.	3,755,327	37,891
*	Skyline Champion Corp.	704,842	37,265
	Signet Jewelers Ltd.	628,623	35,951
*	Topgolf Callaway Brands Corp.	1,859,606	35,816
*	Chegg Inc.	1,684,738	35,497
*	Grand Canyon Education Inc.	430,786	35,432
*	Hilton Grand Vacations Inc.	1,074,213	35,331
*	Adient plc	1,254,671	34,817
*	Taylor Morrison Home Corp. Class A	1,488,673	34,716
	Penske Automotive Group Inc.	352,372	34,684
*	National Vision Holdings Inc.	1,058,923	34,574
	Carter's Inc.	525,451	34,433
	LCI Industries	339,206	34,416
*	Meritage Homes Corp.	479,261	33,678
	Foot Locker Inc.	1,076,061	33,498
*	YETI Holdings Inc.	1,156,925	32,995
	Hanesbrands Inc.	4,707,935	32,767
*	Victoria's Secret & Co.	1,111,761	32,374
*	Duolingo Inc. Class A	333,883	31,796
	Columbia Sportswear Co.	470,411	31,659
*	Dorman Products Inc.	375,773	30,858
	Papa John's International Inc.	438,318	30,687
*	Helen of Troy Ltd.	317,888	30,657
	Group 1 Automotive Inc.	213,590	30,516
*,1	QuantumScape Corp. Class A	3,611,986	30,377
*,1	Leslie's Inc.	2,021,255	29,733
*,1	Wayfair Inc. Class A	902,266	29,369
*	Peloton Interactive Inc. Class A	4,148,994	28,753
	KB Home	1,106,887	28,691
	Cracker Barrel Old Country Store Inc.	307,462	28,465
*,1	Chewy Inc. Class A	912,028	28,017
	Graham Holdings Co. Class B	51,201	27,545
*,1	Carvana Co. Class A	1,337,911	27,160
	Steven Madden Ltd.	994,372	26,520
	Installed Building Products Inc.	322,207	26,096
*	SeaWorld Entertainment Inc.	570,366	25,957
[1]	Nordstrom Inc.	1,478,460	24,735
*	Boot Barn Holdings Inc.	409,142	23,918
*	Sonos Inc.	1,673,250	23,258
*	Stride Inc.	552,059	23,203
	Gap Inc.	2,816,847	23,126
*	Cavco Industries Inc.	111,370	22,915
	Red Rock Resorts Inc. Class A	666,422	22,832
*	Shake Shack Inc. Class A	503,210	22,634
*,1	Xometry Inc. Class A	397,153	22,554
	Winnebago Industries Inc.	423,803	22,551
*	Under Armour Inc. Class C	3,743,096	22,309
*	LGI Homes Inc.	272,569	22,179
*,1	Luminar Technologies Inc. Class A	3,041,384	22,156

		Shares	Market Value ($000)
	Bloomin' Brands Inc.	1,195,591	21,915
*	Frontdoor Inc.	1,069,037	21,798
	Kontoor Brands Inc.	644,160	21,650
*	Gentherm Inc.	435,243	21,645
*	Adtalem Global Education Inc.	588,631	21,456
	MDC Holdings Inc.	779,633	21,378
*,1	iRobot Corp.	374,543	21,098
	American Eagle Outfitters Inc.	2,118,747	20,615
	Jack in the Box Inc.	273,735	20,276
*	Tri Pointe Homes Inc.	1,323,893	20,004
*	ODP Corp.	566,500	19,912
	ADT Inc.	2,651,332	19,858
	Dana Inc.	1,703,237	19,468
*	Tenneco Inc. Class A	1,117,960	19,441
*	Everi Holdings Inc.	1,184,959	19,220
	Acushnet Holdings Corp.	436,382	18,978
	Monro Inc.	432,195	18,783
*	Vista Outdoor Inc.	768,666	18,694
*,1	Sweetgreen Inc. Class A	1,004,626	18,586
	Levi Strauss & Co. Class A	1,283,290	18,569
	Cheesecake Factory Inc.	633,615	18,552
	Strategic Education Inc.	295,473	18,145
*	Dave & Buster's Entertainment Inc.	576,089	17,876
	Oxford Industries Inc.	196,338	17,627
*	Six Flags Entertainment Corp.	994,128	17,596
*	Sally Beauty Holdings Inc.	1,381,177	17,403
	Century Communities Inc.	397,591	17,009
*	XPEL Inc.	263,020	16,949
	Wolverine World Wide Inc.	1,057,468	16,274
*	Urban Outfitters Inc.	805,623	15,830
	Laureate Education Inc. Class A	1,486,591	15,684
*	Brinker International Inc.	611,533	15,276
*,1	Fisker Inc. Class A	1,959,192	14,792
*	Overstock.com Inc.	593,120	14,442
*	M/I Homes Inc.	386,096	13,988
	La-Z-Boy Inc.	603,259	13,616
*	Malibu Boats Inc. Class A	281,670	13,517
	Dine Brands Global Inc.	211,392	13,436
[1]	Camping World Holdings Inc. Class A	527,525	13,357
	Patrick Industries Inc.	302,132	13,245
	Buckle Inc.	406,538	12,871
*	Coursera Inc.	1,171,755	12,632
[1]	Dillard's Inc. Class A	46,068	12,566
	Sturm Ruger & Co. Inc.	241,433	12,262
	Rent-A-Center Inc.	694,966	12,169
*	Revolve Group Inc. Class A	556,970	12,081
*,1	Petco Health & Wellness Co. Inc. Class A	1,048,204	11,698
	Caleres Inc.	469,554	11,373
	Designer Brands Inc. Class A	736,357	11,274
*,1	Warby Parker Inc. Class A	844,106	11,260
*	Playa Hotels & Resorts NV	1,886,652	10,980
*	American Axle & Manufacturing Holdings Inc.	1,600,771	10,933
*	Abercrombie & Fitch Co. Class A	694,732	10,803
*,1	Dutch Bros Inc. Class A	344,581	10,734
*	Udemy Inc.	877,025	10,603
	Sonic Automotive Inc. Class A	242,439	10,498
[1]	Krispy Kreme Inc.	902,189	10,402
*	Under Armour Inc. Class A	1,558,738	10,366

		Shares	Market Value ($000)
*	Monarch Casino & Resort Inc.	184,619	10,365
	Arko Corp.	1,049,518	9,855
*	Golden Entertainment Inc.	279,937	9,767
	Qurate Retail Inc. Class A	4,839,660	9,728
*	Modine Manufacturing Co.	735,433	9,516
*	Sleep Number Corp.	278,844	9,428
*	Mister Car Wash Inc.	1,077,189	9,242
*	TravelCenters of America Inc.	170,298	9,184
*	Funko Inc. Class A	452,994	9,160
	Franchise Group Inc.	372,740	9,058
*	G-III Apparel Group Ltd.	605,636	9,054
*	Poshmark Inc. Class A	572,389	8,969
*	MarineMax Inc.	296,117	8,821
*	GoPro Inc. Class A	1,788,916	8,819
	Winmark Corp.	40,228	8,703
*	Perdoceo Education Corp.	843,389	8,687
	Standard Motor Products Inc.	263,016	8,548
	Hibbett Inc.	169,877	8,462
*	Chico's FAS Inc.	1,726,618	8,357
*,1	Solid Power Inc.	1,550,062	8,153
*,1	Portillo's Inc. Class A	409,279	8,059
*	BJ's Restaurants Inc.	337,214	8,043
*	Green Brick Partners Inc.	358,745	7,670
*,1	EVgo Inc.	965,600	7,638
	Ruth's Hospitality Group Inc.	447,716	7,548
*	Life Time Group Holdings Inc.	769,978	7,507
	RCI Hospitality Holdings Inc.	111,592	7,291
*	PowerSchool Holdings Inc. Class A	434,187	7,247
*	OneSpaWorld Holdings Ltd.	848,807	7,130
*	Genesco Inc.	180,323	7,090
*,1	Bally's Corp.	358,116	7,076
*	Denny's Corp.	732,063	6,889
*	2U Inc.	1,074,667	6,717
*	Stoneridge Inc.	394,593	6,688
*,1	Vizio Holding Corp. Class A	757,525	6,621
	Movado Group Inc.	233,805	6,589
	Ethan Allen Interiors Inc.	306,309	6,475
	Smith & Wesson Brands Inc.	624,398	6,475
	European Wax Center Inc. Class A	344,085	6,348
[1]	Big Lots Inc.	403,248	6,295
*	Accel Entertainment Inc. Class A	792,408	6,189
*,1	Workhorse Group Inc.	2,124,195	6,096
*	Liquidity Services Inc.	372,090	6,050
	Carriage Services Inc. Class A	187,397	6,027
[1]	Guess? Inc.	403,432	5,918
	PetMed Express Inc.	298,781	5,832
*,1	Bed Bath & Beyond Inc.	939,954	5,724
*	Children's Place Inc.	181,962	5,621
*,1	Cricut Inc. Class A	602,731	5,581
*,1	Bowlero Corp.	447,587	5,510
*	ContextLogic Inc. Class A	7,188,832	5,276
	Shoe Carnival Inc.	243,866	5,228
*	America's Car-Mart Inc.	85,598	5,223
*	Chuy's Holdings Inc.	224,848	5,212
	Haverty Furniture Cos. Inc.	206,507	5,142
*	Sportsman's Warehouse Holdings Inc.	615,827	5,111
	Clarus Corp.	368,632	4,965
*,1	Vuzix Corp.	850,874	4,927

		Shares	Market Value ($000)
*	Zumiez Inc.	228,612	4,922
*	OneWater Marine Inc. Class A	162,504	4,893
*	MasterCraft Boat Holdings Inc.	252,646	4,762
*	Xponential Fitness Inc. Class A	259,349	4,736
*	Rover Group Inc. Class A	1,412,580	4,718
*,1	Garrett Motion Inc.	812,405	4,590
*,1	Lordstown Motors Corp.	2,384,719	4,364
*	Target Hospitality Corp.	343,968	4,341
	Aaron's Co. Inc.	445,408	4,329
*	Kura Sushi USA Inc. Class A	56,784	4,178
*	Motorcar Parts of America Inc.	274,315	4,175
*,1	Allbirds Inc. Class A	1,345,236	4,090
*	Destination XL Group Inc.	732,746	3,971
	Johnson Outdoors Inc. Class A	76,550	3,928
*	Beazer Homes USA Inc.	398,916	3,858
*,1	Canoo Inc.	2,025,844	3,798
*	Lovesac Co.	185,619	3,783
*	Universal Electronics Inc.	191,137	3,760
*	Vivint Smart Home Inc.	547,422	3,602
*,1	AMMO Inc.	1,199,734	3,515
*	Stitch Fix Inc. Class A	876,789	3,463
*	CarParts.com Inc.	649,616	3,359
*,1	Membership Collective Group Inc. Class A	673,019	3,177
*	Tupperware Brands Corp.	483,684	3,168
*	Inspired Entertainment Inc.	350,493	3,095
*	Holley Inc.	751,541	3,044
[1]	Big 5 Sporting Goods Corp.	282,616	3,035
*	LL Flooring Holdings Inc.	432,292	2,996
*,1	Sonder Holdings Inc.	1,789,368	2,970
*	WW International Inc.	740,517	2,910
*	Lindblad Expeditions Holdings Inc.	419,426	2,835
*	Rush Street Interactive Inc.	768,882	2,829
*,1	Vacasa Inc. Class A	912,418	2,801
*	Quotient Technology Inc.	1,207,715	2,790
	Build-A-Bear Workshop Inc.	205,300	2,737
*,1	Dream Finders Homes Inc. Class A	252,169	2,673
*	Full House Resorts Inc.	462,908	2,602
	Nathan's Famous Inc.	40,632	2,587
*	Universal Technical Institute Inc.	470,925	2,562
*,1	GrowGeneration Corp.	725,080	2,538
*	Century Casinos Inc.	380,189	2,494
*	Legacy Housing Corp.	144,516	2,478
	Cato Corp. Class A	259,186	2,473
*,1	Traeger Inc.	873,793	2,464
*	Arhaus Inc. Class A	346,221	2,441
*	El Pollo Loco Holdings Inc.	269,009	2,400
*	Noodles & Co. Class A	507,164	2,384
*,1	Party City Holdco Inc.	1,506,232	2,380
[1]	Vivid Seats Inc. Class A	308,608	2,364
*	American Public Education Inc.	258,110	2,359
*	Hovnanian Enterprises Inc. Class A	65,743	2,347
	Tilly's Inc. Class A	329,794	2,282
*	Porch Group Inc.	1,013,957	2,281
*	1-800-Flowers.com Inc. Class A	350,145	2,272
*	Fossil Group Inc.	656,789	2,246
*	Container Store Group Inc.	456,833	2,238
*,1	Groupon Inc. Class A	279,690	2,226
	Hooker Furnishings Corp.	163,949	2,212

		Shares	Market Value ($000)
*	ONE Group Hospitality Inc.	328,361	2,180
*,1	Volta Inc.	1,793,031	2,170
*	RumbleON Inc. Class B	127,277	2,154
*	PlayAGS Inc.	404,403	2,143
*	Purple Innovation Inc. Class A	526,107	2,131
*	1stdibs.com Inc.	337,497	2,123
*	JAKKS Pacific Inc.	108,436	2,096
	Bassett Furniture Industries Inc.	128,488	2,015
*,1	Vroom Inc.	1,716,710	1,991
*	BARK Inc.	1,077,810	1,962
*	First Watch Restaurant Group Inc.	133,390	1,931
*,1	Mullen Automotive Inc.	5,887,025	1,930
*	Snap One Holdings Corp.	187,626	1,903
*	Unifi Inc.	198,648	1,889
*	Lincoln Educational Services Corp.	346,233	1,884
	Rocky Brands Inc.	91,776	1,841
*	Nerdy Inc.	865,150	1,825
*	Citi Trends Inc.	117,624	1,824
	Weyco Group Inc.	86,824	1,766
*	American Outdoor Brands Inc.	199,836	1,753
	Bluegreen Vacations Holding Corp. Class A	105,135	1,737
*	Lazydays Holdings Inc.	128,152	1,730
*	VOXX International Corp. Class A	220,373	1,677
*	RealReal Inc.	1,083,737	1,626
*	Fiesta Restaurant Group Inc.	255,912	1,622
*	Latham Group Inc.	443,434	1,592
[1]	Weber Inc. Class A	242,044	1,590
*	Conn's Inc.	222,465	1,575
	Tile Shop Holdings Inc.	436,590	1,537
*	Red Robin Gourmet Burgers Inc.	216,678	1,458
	Flexsteel Industries Inc.	92,079	1,446
*	Potbelly Corp.	316,599	1,434
*	ThredUp Inc. Class A	770,908	1,418
*,1	Rent the Runway Inc. Class A	633,826	1,394
*,1	Faraday Future Intelligent Electric Inc.	2,168,054	1,379
*	Cooper-Standard Holdings Inc.	235,733	1,377
*	Lakeland Industries Inc.	118,707	1,369
*,1	Beachbody Co. Inc.	1,290,565	1,303
*,1	PLBY Group Inc.	320,816	1,293
*	StoneMor Inc.	373,699	1,282
	Escalade Inc.	128,370	1,277
*	Lands' End Inc.	163,048	1,259
*	GAN Ltd.	551,454	1,224
*	Duluth Holdings Inc. Class B	171,333	1,206
*	XL Fleet Corp.	1,345,824	1,198
*	Delta Apparel Inc.	85,481	1,196
	Superior Group of Cos. Inc.	133,063	1,182
	Marine Products Corp.	138,653	1,173
	Hamilton Beach Brands Holding Co. Class A	99,760	1,164
*,1	Grove Collaborative Holdings	516,700	1,157
*	Strattec Security Corp.	55,213	1,148
*	XpresSpa Group Inc.	1,491,550	1,141
*	Superior Industries International Inc.	376,611	1,137
*	Barnes & Noble Education Inc.	473,255	1,136
*,1	Global Business Travel Group I	199,200	1,127
*	Vera Bradley Inc.	367,525	1,106
	Lifetime Brands Inc.	159,603	1,081
[1]	JOANN Inc.	158,866	1,052

		Shares	Market Value ($000)
*,1	Inspirato Inc.	427,344	1,009
*	Express Inc.	918,336	1,001
*,1	F45 Training Holdings Inc.	299,733	926
*	J. Jill Inc.	54,078	898
*	Landsea Homes Corp.	187,775	896
*	Brilliant Earth Group Inc. Class A	149,614	857
	Carrols Restaurant Group Inc.	519,956	848
*,1	Aterian Inc.	662,888	822
*	Biglari Holdings Inc. Class A	1,330	783
*	Polished.com Inc.	1,464,329	762
*	Biglari Holdings Inc. Class B	6,433	744
*	Drive Shack Inc.	1,191,290	739
	Ark Restaurants Corp.	38,415	714
*	Nautilus Inc.	434,117	708
*	Solo Brands Inc. Class A	183,281	696
*,1	Shift Technologies Inc. Class A	963,316	674
*	Envirotech Vehicles Inc.	142,371	663
	Culp Inc.	147,635	644
*,1	Torrid Holdings Inc.	149,855	625
*,1	Boxed Inc.	656,465	605
*	Koss Corp.	94,332	599
*,1	Arcimoto Inc.	393,216	543
*,1	Kirkland's Inc.	179,720	541
*,1	Hall of Fame Resort & Entertainment Co.	960,911	529
*	Live Ventures Inc.	19,993	501
	Crown Crafts Inc.	81,882	473
*,1	Regis Corp.	455,543	460
	AMCON Distributing Co.	2,113	444
*	BurgerFi International Inc.	167,609	436
*	Charles & Colvard Ltd.	443,539	430
*	Horizon Global Corp.	296,562	365
*	Lulu's Fashion Lounge Holdings Inc.	77,693	362
*	Sypris Solutions Inc.	190,093	354
*	Rave Restaurant Group Inc.	246,099	345
*,1	Remark Holdings Inc.	1,193,540	317
*	CarLotz Inc. Class A	907,418	272
*,1	Waitr Holdings Inc.	1,778,202	260
*	Vince Holding Corp.	40,117	251
*	Volcon Inc.	127,464	251
*	Envela Corp.	43,772	221
	Flanigan's Enterprises Inc.	8,326	212
*	AYRO Inc.	351,561	207
*	Dixie Group Inc.	188,449	204
*	Forward Industries Inc.	139,573	186
	Canterbury Park Holding Corp.	8,278	184
*,1	Harbor Custom Development Inc.	201,700	177
*,1	Kaival Brands Innovations Group Inc.	154,970	157
	Educational Development Corp.	64,641	156
*,1	Greenlane Holdings Inc. Class A	79,967	130
*	Aspen Group Inc.	331,830	127
*	iMedia Brands Inc.	187,383	120
*	Xcel Brands Inc.	113,019	108
*	Lottery.com Inc.	457,623	103
*	Twin Vee PowerCats Co.	39,000	95
*	Allied Esports Entertainment Inc.	77,728	91
*	Good Times Restaurants Inc.	41,638	90
*,1	Tuesday Morning Corp.	745,168	90
*	Zovio Inc. Class A	419,786	60

		Shares	Market Value ($000)
*,1	Yunhong CTI Ltd.	80,660	53
*,1	Nova Lifestyle Inc.	60,182	45
*	TRxADE HEALTH Inc.	39,629	45
*	Esports Entertainment Group Inc.	338,557	42
*	Nephros Inc.	44,580	41
*,2	Zagg Inc. CVR	448,712	40
*	Emerson Radio Corp.	68,379	39
*,1	Amesite Inc.	145,556	35
*	EBET Inc.	27,374	33
*	iPower Inc.	42,702	29
*	Kidpik Corp.	19,500	29
*	Digital Brands Group Inc.	249,647	23
*	Worksport Ltd.	12,350	21
*,1	Toughbuilt Industries Inc.	8,301	17
	Jerash Holdings US Inc.	2,870	12
*	Unique Fabricating Inc.	17,733	9
*	Amergent Hospitality Group Inc.	19,975	2
	FAT Brands Inc. Class B	208	2
			8,294,735
Consumer Staples (2.8%)
	Bunge Ltd.	2,039,192	168,376
*	Darling Ingredients Inc.	2,153,534	142,456
*	BJ's Wholesale Club Holdings Inc.	1,815,264	132,169
	Casey's General Stores Inc.	499,346	101,128
*	Performance Food Group Co.	2,080,827	89,372
*	US Foods Holding Corp.	2,744,597	72,567
	Ingredion Inc.	879,085	70,784
	Flowers Foods Inc.	2,576,956	63,625
*	Post Holdings Inc.	724,655	59,356
	Albertsons Cos. Inc. Class A	2,142,287	53,257
*	Celsius Holdings Inc.	542,712	49,213
*	Hostess Brands Inc. Class A	1,832,336	42,583
*	Boston Beer Co. Inc. Class A	127,127	41,145
*	Sprouts Farmers Market Inc.	1,444,862	40,095
	Lancaster Colony Corp.	264,665	39,774
*	Grocery Outlet Holding Corp.	1,192,693	39,705
*	BellRing Brands Inc.	1,821,458	37,540
*	Simply Good Foods Co.	1,150,764	36,813
	WD-40 Co.	181,657	31,924
*	Freshpet Inc.	631,520	31,633
*	Coty Inc. Class A	4,835,094	30,558
*	TreeHouse Foods Inc.	680,385	28,862
	Cal-Maine Foods Inc.	518,695	28,834
	J & J Snack Foods Corp.	205,413	26,595
*	United Natural Foods Inc.	773,234	26,576
*	Herbalife Nutrition Ltd.	1,322,266	26,300
	Edgewell Personal Care Co.	691,617	25,866
	Coca-Cola Consolidated Inc.	60,609	24,955
*	elf Beauty Inc.	661,014	24,867
	Nu Skin Enterprises Inc. Class A	694,512	23,176
	Energizer Holdings Inc.	910,704	22,895
	MGP Ingredients Inc.	206,009	21,870
	Spectrum Brands Holdings Inc.	544,950	21,269
*	Hain Celestial Group Inc.	1,168,611	19,726
	PriceSmart Inc.	333,741	19,220
	Reynolds Consumer Products Inc.	729,603	18,977
	Inter Parfums Inc.	248,068	18,719
*	Beauty Health Co.	1,456,123	17,168

		Shares	Market Value ($000)
*	Central Garden & Pet Co. Class A	477,533	16,313
	Medifast Inc.	147,111	15,941
[1]	B&G Foods Inc.	962,678	15,875
	Weis Markets Inc.	222,405	15,844
	Ingles Markets Inc. Class A	192,402	15,240
	Vector Group Ltd.	1,701,309	14,989
	Universal Corp.	319,435	14,707
	SpartanNash Co.	497,975	14,451
*	Pilgrim's Pride Corp.	613,940	14,133
	Andersons Inc.	439,195	13,628
	Utz Brands Inc.	901,237	13,609
*	Chefs' Warehouse Inc.	452,170	13,099
	National Beverage Corp.	324,482	12,506
	Seaboard Corp.	3,530	12,011
*,1	Beyond Meat Inc.	841,069	11,918
*	Olaplex Holdings Inc.	1,133,595	10,826
	Fresh Del Monte Produce Inc.	412,330	9,583
	John B Sanfilippo & Son Inc.	120,847	9,152
*	Duckhorn Portfolio Inc.	586,059	8,457
*,1	Veru Inc.	713,800	8,223
	Tootsie Roll Industries Inc.	246,919	8,217
	Calavo Growers Inc.	249,756	7,930
*	USANA Health Sciences Inc.	138,418	7,758
*	Central Garden & Pet Co.	210,481	7,586
*	Mission Produce Inc.	518,459	7,497
*	Sovos Brands Inc.	522,279	7,437
*,1	Benson Hill Inc.	1,871,110	5,127
	Turning Point Brands Inc.	211,207	4,484
*	Seneca Foods Corp. Class A	86,364	4,356
*,1	Rite Aid Corp.	795,936	3,940
*	Vital Farms Inc.	320,422	3,835
*	Vita Coco Co. Inc.	323,819	3,688
*,1	BRC Inc. Class A	430,525	3,328
*	Landec Corp.	369,220	3,282
*,1	Tattooed Chef Inc.	635,876	3,167
*,1	22nd Century Group Inc.	3,338,095	3,095
*	Honest Co. Inc.	810,819	2,838
	Limoneira Co.	192,872	2,542
*	Zevia PBC Class A	580,293	2,507
*	Whole Earth Brands Inc.	539,569	2,072
*	HF Foods Group Inc.	531,573	2,057
	Village Super Market Inc. Class A	102,622	1,984
*,1	AppHarvest Inc.	820,732	1,617
	Alico Inc.	57,157	1,614
	Natural Grocers by Vitamin Cottage Inc.	147,698	1,594
	Oil-Dri Corp. of America	64,835	1,569
*	Nature's Sunshine Products Inc.	174,217	1,436
*	Thorne HealthTech Inc.	290,258	1,373
*	Vintage Wine Estates Inc.	411,958	1,141
*,1	Blue Apron Holdings Inc. Class A	193,745	1,120
*	Farmer Bros Co.	228,266	1,071
*,1	Local Bounti Corp.	371,774	1,056
	Lifevantage Corp.	195,139	732
*	Natural Alternatives International Inc.	74,963	695
	United-Guardian Inc.	52,153	592
*	Rocky Mountain Chocolate Factory Inc.	95,693	575
*	Seneca Foods Corp. Class B	10,819	573
*	LifeMD Inc.	269,119	530

		Shares	Market Value ($000)
*	Lifeway Foods Inc.	87,562	501
*	Willamette Valley Vineyards Inc.	72,806	449
*,1	Alkaline Water Co. Inc.	1,233,065	416
*	Splash Beverage Group Inc.	300,623	412
	Natural Health Trends Corp.	108,942	400
*	Better Choice Co. Inc.	261,363	208
*	Real Good Food Co. Inc. Class A	26,099	169
*	Arcadia Biosciences Inc.	300,033	158
	Mannatech Inc.	7,348	153
	Coffee Holding Co. Inc.	55,673	139
*	Reed's Inc.	1,113,652	134
*,1	RiceBran Technologies	69,739	126
*	Barfresh Food Group Inc.	42,900	124
*	Cyanotech Corp.	51,994	112
*	S&W Seed Co.	124,628	91
*	Laird Superfood Inc.	46,278	84
*	MedAvail Holdings Inc.	61,708	48
*,1	Jupiter Wellness Inc.	59,271	46
*,1	Guardion Health Sciences Inc.	278,115	38
*	Blue Star Foods Corp.	60,570	38
*	Eastside Distilling Inc.	132,920	37
*	Zivo Bioscience Inc.	12,203	34
*	Stryve Foods Inc. Class A	58,772	31
*	Nuzee Inc.	49,869	16
*	Upexi Inc.	3,560	14
*	Kalera plc	2,100	3
			2,150,449
Energy (4.9%)
	Cheniere Energy Inc.	3,355,246	556,669
	Targa Resources Corp.	3,047,300	183,874
	Ovintiv Inc.	3,411,394	156,924
	Texas Pacific Land Corp.	83,256	147,965
	Chesapeake Energy Corp.	1,298,204	122,304
*	Antero Resources Corp.	3,779,598	115,391
	HF Sinclair Corp.	1,950,906	105,037
*	Southwestern Energy Co.	14,981,405	91,686
	NOV Inc.	5,272,923	85,316
	Range Resources Corp.	3,329,482	84,103
	Chord Energy Corp.	555,962	76,039
	PDC Energy Inc.	1,292,421	74,689
	Matador Resources Co.	1,505,583	73,653
	Murphy Oil Corp.	1,944,545	68,390
	DT Midstream Inc.	1,294,831	67,189
	SM Energy Co.	1,644,940	61,866
*	Denbury Inc.	661,310	57,045
	ChampionX Corp.	2,720,940	53,249
	Helmerich & Payne Inc.	1,412,327	52,214
*	TechnipFMC plc	6,082,822	51,461
*	PBF Energy Inc. Class A	1,431,424	50,329
	Continental Resources Inc.	731,795	48,891
	Magnolia Oil & Gas Corp. Class A	2,258,390	44,739
	Equitrans Midstream Corp.	5,869,160	43,901
	Antero Midstream Corp.	4,535,361	41,635
*	Valaris Ltd.	818,193	40,042
	Civitas Resources Inc.	692,766	39,758
	California Resources Corp.	1,023,292	39,325
*	CNX Resources Corp.	2,525,270	39,217
*	Peabody Energy Corp.	1,565,003	38,843

		Shares	Market Value ($000)
	Patterson-UTI Energy Inc.	2,892,963	33,790
*	Kosmos Energy Ltd.	6,032,976	31,190
	Cactus Inc. Class A	803,693	30,886
[1]	Arch Resources Inc.	247,892	29,400
	CONSOL Energy Inc.	440,052	28,304
	New Fortress Energy Inc. Class A	640,391	27,991
*	Weatherford International plc	855,027	27,609
*	Liberty Energy Inc. Class A	2,130,015	27,009
*	Noble Corp. plc	895,242	26,481
	Delek US Holdings Inc.	928,139	25,190
	Northern Oil & Gas Inc.	903,767	24,772
	Enviva Inc.	402,980	24,203
*	Callon Petroleum Co.	690,512	24,175
*	Green Plains Inc.	786,157	22,854
*	Transocean Ltd.	8,828,115	21,805
*	Comstock Resources Inc.	1,257,538	21,743
	World Fuel Services Corp.	809,675	18,979
*	Permian Resources Corp. Class A	2,733,254	18,586
	International Seaways Inc.	527,012	18,514
*	Archaea Energy Inc. Class A	992,479	17,875
	Brigham Minerals Inc. Class A	722,870	17,833
*	Tellurian Inc.	6,898,654	16,488
*,1	Uranium Energy Corp.	4,539,639	15,889
*	NexTier Oilfield Solutions Inc.	2,065,745	15,286
*	Talos Energy Inc.	880,460	14,660
*	Laredo Petroleum Inc.	228,440	14,357
*	Gulfport Energy Corp.	161,764	14,282
*	Tidewater Inc.	590,908	12,823
*	Nabors Industries Ltd.	124,501	12,631
*	Clean Energy Fuels Corp.	2,328,204	12,433
*	Par Pacific Holdings Inc.	748,954	12,290
*	Expro Group Holdings NV	932,462	11,880
	CVR Energy Inc.	401,986	11,650
	Archrock Inc.	1,812,627	11,637
*	US Silica Holdings Inc.	1,041,051	11,399
*	Oceaneering International Inc.	1,389,676	11,062
*	Dril-Quip Inc.	489,244	9,550
*	ProPetro Holding Corp.	1,183,449	9,527
*	Diamond Offshore Drilling Inc.	1,420,496	9,418
	Core Laboratories NV	651,372	8,780
[1]	Kinetik Holdings Inc. Class A	267,467	8,714
	Ranger Oil Corp.	257,836	8,109
	RPC Inc.	1,157,580	8,022
*	Helix Energy Solutions Group Inc.	2,033,800	7,850
*	Bristow Group Inc. Class A	323,997	7,611
*	W&T Offshore Inc.	1,294,349	7,585
*,1	Gevo Inc.	3,317,685	7,564
*	SandRidge Energy Inc.	432,397	7,052
	Berry Corp.	927,550	6,957
*	Select Energy Services Inc. Class A	951,193	6,630
*,1	Earthstone Energy Inc. Class A	507,381	6,251
*	REX American Resources Corp.	219,909	6,140
*	Centrus Energy Corp. Class A	149,784	6,138
	Excelerate Energy Inc. Class A	244,167	5,713
[1]	Crescent Energy Co. Class A	391,659	5,276
*,1	Vertex Energy Inc.	833,027	5,190
	Dorian LPG Ltd.	382,496	5,190
*	TETRA Technologies Inc.	1,438,889	5,166

		Shares	Market Value ($000)
*	ProFrac Holding Corp. Class A	325,103	4,945
*	SilverBow Resources Inc.	181,161	4,870
*	DMC Global Inc.	269,711	4,310
	Sitio Royalties Corp.	189,685	4,194
[1]	HighPeak Energy Inc.	176,200	3,816
	Solaris Oilfield Infrastructure Inc. Class A	402,775	3,770
*	Alto Ingredients Inc.	991,180	3,608
*,1	NextDecade Corp.	582,116	3,504
*	Amplify Energy Corp.	525,672	3,454
*	Oil States International Inc.	863,135	3,358
[1]	VAALCO Energy Inc.	753,177	3,284
*	Newpark Resources Inc.	1,281,356	3,229
*	Overseas Shipholding Group Inc. Class A	1,032,600	3,067
	Evolution Petroleum Corp.	428,742	2,984
*	Ring Energy Inc.	1,150,452	2,669
	NACCO Industries Inc. Class A	56,684	2,666
*	Aemetis Inc.	417,646	2,556
*,1	American Resources Corp.	733,126	1,957
	Epsilon Energy Ltd.	291,840	1,844
*	Hallador Energy Co.	316,967	1,781
*,1	Empire Petroleum Corp.	129,900	1,708
*	SEACOR Marine Holdings Inc.	298,506	1,678
*	Natural Gas Services Group Inc.	165,019	1,657
*	Ranger Energy Services Inc. Class A	158,117	1,546
*	Exterran Corp.	352,303	1,466
	PHX Minerals Inc.	391,669	1,269
*	Forum Energy Technologies Inc.	58,624	1,245
*,1	Camber Energy Inc.	5,135,555	1,001
	Riley Exploration Permian Inc.	52,515	997
*	Gulf Island Fabrication Inc.	221,874	925
*,1	KLX Energy Services Holdings Inc.	108,346	892
*	Geospace Technologies Corp.	178,733	788
	Adams Resources & Energy Inc.	23,984	715
*,1	Nabors Industries Ltd. Warrants Exp. 6/11/26	37,085	673
*	Battalion Oil Corp.	53,259	634
*	Mammoth Energy Services Inc.	157,081	536
*	Smart Sand Inc.	335,545	523
*	Lightbridge Corp.	107,412	490
*	Nine Energy Service Inc.	182,633	482
*,1	Houston American Energy Corp.	137,617	476
*,1	US Well Services Inc.	89,223	452
*,1	ENGlobal Corp.	300,286	378
*	Ecoark Holdings Inc.	286,702	373
*	Profire Energy Inc.	414,003	352
	US Energy Corp. Wyoming	113,757	332
*	PrimeEnergy Resources Corp.	3,907	305
*	Mexco Energy Corp.	16,503	268
*	Independence Contract Drilling Inc.	86,020	258
*	Comstock Inc.	598,635	251
*	NCS Multistage Holdings Inc.	10,047	218
	Barnwell Industries Inc.	68,182	180
*	PEDEVCO Corp.	173,398	175
*	Enservco Corp.	132,516	171
*	Superior Drilling Products Inc.	200,379	134
*	MIND Technology Inc.	165,579	106
*,1	New Concept Energy Inc.	56,567	63
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7

		Shares	Market Value ($000)
*,2	Pineapple Energy Inc. CVR	30,377	—
*	Energy Services of America Corp.	100	—
			3,677,723
Financials (16.1%)
	Blackstone Inc.	9,427,820	789,109
	KKR & Co. Inc.	7,735,825	332,640
	Apollo Global Management Inc.	5,824,958	270,861
	LPL Financial Holdings Inc.	1,070,933	233,977
*	Arch Capital Group Ltd.	4,919,757	224,046
*	Markel Corp.	181,869	197,186
	First Horizon Corp.	7,184,170	164,517
*	Alleghany Corp.	179,977	151,067
	First Citizens BancShares Inc. Class A	177,336	141,413
*,1	Coinbase Global Inc. Class A	2,118,131	136,598
	Fidelity National Financial Inc.	3,693,216	133,694
	Ares Management Corp. Class A	2,077,514	128,702
	East West Bancorp Inc.	1,887,647	126,737
	Equitable Holdings Inc.	4,702,846	123,920
	American Financial Group Inc.	939,476	115,490
	Ally Financial Inc.	4,130,024	114,939
	Cullen/Frost Bankers Inc.	861,075	113,851
	Reinsurance Group of America Inc.	899,649	113,185
	Webster Financial Corp.	2,367,553	107,013
	Annaly Capital Management Inc.	5,774,666	99,093
	Unum Group	2,513,846	97,537
	Commerce Bancshares Inc.	1,461,556	96,697
	Western Alliance Bancorp	1,454,241	95,602
	Interactive Brokers Group Inc. Class A	1,378,776	88,118
	Pinnacle Financial Partners Inc.	1,026,707	83,266
	RenaissanceRe Holdings Ltd.	592,122	83,128
	Prosperity Bancshares Inc.	1,226,403	81,777
	Tradeweb Markets Inc. Class A	1,445,917	81,579
	SouthState Corp.	1,025,023	81,100
	Old Republic International Corp.	3,842,487	80,423
	Voya Financial Inc.	1,305,795	79,001
	Carlyle Group Inc.	2,905,302	75,073
	Starwood Property Trust Inc.	4,106,323	74,817
	Erie Indemnity Co. Class A	334,574	74,379
	Stifel Financial Corp.	1,420,660	73,746
	Jefferies Financial Group Inc.	2,490,729	73,476
	Kinsale Capital Group Inc.	286,596	73,202
	First Financial Bankshares Inc.	1,745,654	73,021
	Synovus Financial Corp.	1,945,159	72,963
	Glacier Bancorp Inc.	1,477,654	72,597
	Popular Inc.	998,349	71,941
	Morningstar Inc.	337,362	71,629
*,1	Robinhood Markets Inc. Class A	6,805,259	68,733
	SEI Investments Co.	1,389,194	68,140
	Selective Insurance Group Inc.	817,401	66,536
	Wintrust Financial Corp.	813,323	66,326
	Old National Bancorp	3,955,488	65,147
	First American Financial Corp.	1,395,864	64,349
	United Bankshares Inc.	1,792,184	64,071
	Cadence Bank	2,462,797	62,580
	Primerica Inc.	503,280	62,130
	Hanover Insurance Group Inc.	480,274	61,542
	Valley National Bancorp	5,669,679	61,233
	AGNC Investment Corp.	7,111,107	59,876

		Shares	Market Value ($000)
	Bank OZK	1,490,911	58,980
	Affiliated Managers Group Inc.	517,513	57,884
	Home BancShares Inc.	2,553,166	57,472
	RLI Corp.	541,797	55,469
	New York Community Bancorp Inc.	6,309,244	53,818
	FNB Corp.	4,605,958	53,429
*,1	SoFi Technologies Inc.	10,929,080	53,334
	ServisFirst Bancshares Inc.	662,684	53,015
	Blackstone Mortgage Trust Inc. Class A	2,264,372	52,850
	MGIC Investment Corp.	4,114,831	52,752
	Hancock Whitney Corp.	1,139,618	52,206
	Axis Capital Holdings Ltd.	1,032,374	50,741
	Houlihan Lokey Inc. Class A	666,867	50,268
	Essent Group Ltd.	1,439,791	50,206
	Umpqua Holdings Corp.	2,920,958	49,919
	First Interstate BancSystem Inc. Class A	1,228,828	49,583
	OneMain Holdings Inc.	1,663,302	49,101
	UMB Financial Corp.	579,656	48,859
[1]	Lazard Ltd. Class A	1,510,394	48,076
	United Community Banks Inc.	1,438,560	47,616
	SLM Corp.	3,328,642	46,568
	Independent Bank Corp. (Massachusetts)	620,817	46,269
*	Ryan Specialty Holdings Inc. Class A	1,110,261	45,099
	Rithm Capital Corp.	6,151,537	45,029
	White Mountains Insurance Group Ltd.	34,072	44,396
	CVB Financial Corp.	1,749,329	44,293
	Eastern Bankshares Inc.	2,190,697	43,025
	Community Bank System Inc.	712,985	42,836
	First Hawaiian Inc.	1,717,951	42,313
	Radian Group Inc.	2,188,229	42,211
	Blue Owl Capital Inc. Class A	4,530,897	41,820
*	Brighthouse Financial Inc.	960,424	41,702
	Associated Banc-Corp	2,038,687	40,937
	Bank of Hawaii Corp.	533,988	40,647
	Assured Guaranty Ltd.	816,833	39,576
*	Texas Capital Bancshares Inc.	666,944	39,370
	Ameris Bancorp	879,387	39,317
*	Mr Cooper Group Inc.	970,176	39,292
	Evercore Inc. Class A	476,157	39,164
	WSFS Financial Corp.	839,216	38,990
	Pacific Premier Bancorp Inc.	1,258,207	38,954
	Federated Hermes Inc. Class B	1,155,237	38,261
	Cathay General Bancorp	988,905	38,033
	Simmons First National Corp. Class A	1,739,390	37,901
	FirstCash Holdings Inc.	502,888	36,887
	Janus Henderson Group plc	1,783,866	36,230
	Fulton Financial Corp.	2,286,969	36,134
	BankUnited Inc.	1,044,950	35,706
	American Equity Investment Life Holding Co.	956,115	35,654
	PacWest Bancorp	1,568,365	35,445
*,1	Credit Acceptance Corp.	80,462	35,242
	BOK Financial Corp.	394,424	35,049
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,167,252	34,936
	Kemper Corp.	843,142	34,788
	First Bancorp (XNYS)	2,536,531	34,700
	Walker & Dunlop Inc.	410,431	34,365
*	Enstar Group Ltd.	188,775	32,014
*	Silvergate Capital Corp. Class A	421,713	31,776

		Shares	Market Value ($000)
	Columbia Banking System Inc.	1,071,012	30,942
	First Merchants Corp.	790,045	30,559
	Atlantic Union Bankshares Corp.	998,477	30,334
	International Bancshares Corp.	694,689	29,524
	Independent Bank Group Inc.	480,898	29,522
	Moelis & Co. Class A	850,960	28,771
*	Trupanion Inc.	478,583	28,442
*	Palomar Holdings Inc.	333,980	27,961
	Hamilton Lane Inc. Class A	460,606	27,457
	CNO Financial Group Inc.	1,517,863	27,276
	Stock Yards Bancorp Inc.	399,966	27,202
	Washington Federal Inc.	897,434	26,905
	Virtu Financial Inc. Class A	1,286,846	26,728
	Banner Corp.	451,922	26,700
	First Financial Bancorp	1,251,747	26,387
	Arbor Realty Trust Inc.	2,282,227	26,246
	WesBanco Inc.	785,187	26,202
	Trustmark Corp.	836,551	25,624
	Lakeland Financial Corp.	347,098	25,272
	Artisan Partners Asset Management Inc. Class A	919,896	24,773
	Seacoast Banking Corp. of Florida	814,173	24,612
*	Axos Financial Inc.	710,361	24,316
	Park National Corp.	193,122	24,040
*	Focus Financial Partners Inc. Class A	762,719	24,033
	Flagstar Bancorp Inc.	703,015	23,481
	Towne Bank	874,832	23,472
*	Genworth Financial Inc. Class A	6,636,347	23,227
	Northwest Bancshares Inc.	1,713,562	23,150
	Renasant Corp.	734,489	22,975
*	NMI Holdings Inc. Class A	1,117,915	22,772
	NBT Bancorp Inc.	593,506	22,524
	Heartland Financial USA Inc.	514,656	22,315
	Jackson Financial Inc. Class A	794,744	22,054
	Navient Corp.	1,476,855	21,695
*	Cannae Holdings Inc.	1,042,935	21,547
*	BRP Group Inc. Class A	817,669	21,546
	Bread Financial Holdings Inc.	684,529	21,528
	Enterprise Financial Services Corp.	485,776	21,394
	PJT Partners Inc. Class A	317,488	21,215
	BancFirst Corp.	235,001	21,026
	Sandy Spring Bancorp Inc.	587,001	20,698
	Hope Bancorp Inc.	1,628,566	20,585
	Cohen & Steers Inc.	326,822	20,469
	Eagle Bancorp Inc.	440,934	19,763
	TriCo Bancshares	440,165	19,653
*,1	Upstart Holdings Inc.	941,894	19,582
*	StoneX Group Inc.	234,333	19,436
[1]	Claros Mortgage Trust Inc.	1,649,548	19,366
	Provident Financial Services Inc.	992,332	19,350
	TPG Inc. Class A	690,484	19,223
	Nelnet Inc. Class A	240,942	19,080
	Horace Mann Educators Corp.	538,797	19,014
	Piper Sandler Cos.	181,411	19,001
	Veritex Holdings Inc.	710,757	18,899
	City Holding Co.	207,657	18,417
	Westamerica Bancorp	349,943	18,299
	First Bancorp (XNGS)	490,785	17,953
	PennyMac Financial Services Inc.	411,842	17,668

		Shares	Market Value ($000)
	FB Financial Corp.	456,898	17,458
*	Bancorp Inc.	785,030	17,255
*	PRA Group Inc.	506,867	16,656
	Berkshire Hills Bancorp Inc.	607,099	16,574
*	Triumph Bancorp Inc.	303,993	16,522
	Stewart Information Services Corp.	372,264	16,246
	Chimera Investment Corp.	3,080,427	16,080
	S&T Bancorp Inc.	546,976	16,032
	Safety Insurance Group Inc.	193,023	15,743
*	LendingClub Corp.	1,412,752	15,611
	Two Harbors Investment Corp.	4,685,016	15,554
	First Commonwealth Financial Corp.	1,210,943	15,548
	OFG Bancorp	617,873	15,527
	First Busey Corp.	705,838	15,514
	Hilltop Holdings Inc.	624,040	15,507
	StepStone Group Inc. Class A	624,235	15,300
	Origin Bancorp Inc.	393,806	15,150
*	Encore Capital Group Inc.	330,814	15,045
	ProAssurance Corp.	755,035	14,731
	National Bank Holdings Corp. Class A	395,003	14,611
	Southside Bancshares Inc.	407,033	14,393
	BGC Partners Inc. Class A	4,570,271	14,351
	Virtus Investment Partners Inc.	89,912	14,343
	OceanFirst Financial Corp.	766,076	14,280
	Lakeland Bancorp Inc.	890,067	14,250
	Ladder Capital Corp. Class A	1,579,872	14,156
	Apollo Commercial Real Estate Finance Inc.	1,686,720	14,000
	PennyMac Mortgage Investment Trust	1,176,101	13,854
	Capitol Federal Financial Inc.	1,665,071	13,820
	Live Oak Bancshares Inc.	448,266	13,717
	Ready Capital Corp.	1,333,616	13,523
	Pathward Financial Inc.	405,114	13,353
	Dime Community Bancshares Inc.	454,963	13,321
	CNA Financial Corp.	358,043	13,212
	Cowen Inc. Class A	340,100	13,141
	German American Bancorp Inc.	364,330	13,010
*	Blucora Inc.	670,899	12,975
*	Donnelley Financial Solutions Inc.	343,809	12,711
	AMERISAFE Inc.	271,779	12,700
	KKR Real Estate Finance Trust Inc.	773,551	12,570
	First Foundation Inc.	692,476	12,562
	Preferred Bank	190,994	12,459
*,1	Lemonade Inc.	586,699	12,426
	Employers Holdings Inc.	360,115	12,420
	New York Mortgage Trust Inc.	5,295,327	12,391
	Tompkins Financial Corp.	170,159	12,357
*	Green Dot Corp. Class A	650,773	12,352
*	Customers Bancorp Inc.	415,453	12,248
*	Enova International Inc.	411,562	12,046
	Heritage Financial Corp.	452,706	11,983
	Banc of California Inc.	750,261	11,982
	James River Group Holdings Ltd.	524,884	11,973
	Premier Financial Corp.	459,059	11,798
*	Nicolet Bankshares Inc.	166,369	11,719
[1]	Franklin BSP Realty Trust Inc.	1,084,559	11,681
	ConnectOne Bancorp Inc.	505,148	11,649
	QCR Holdings Inc.	228,226	11,626
	Washington Trust Bancorp Inc.	246,305	11,448

		Shares	Market Value ($000)
	Brookline Bancorp Inc.	981,352	11,433
*	Open Lending Corp. Class A	1,419,703	11,414
	1st Source Corp.	245,733	11,377
	Federal Agricultural Mortgage Corp. Class C	112,888	11,192
	Allegiance Bancshares Inc.	267,541	11,138
	Mercury General Corp.	374,930	10,656
	Hanmi Financial Corp.	435,381	10,310
	Goosehead Insurance Inc. Class A	284,391	10,136
*	PROG Holdings Inc.	674,844	10,109
	Peoples Bancorp Inc.	348,326	10,077
*	Columbia Financial Inc.	471,675	9,966
	B. Riley Financial Inc.	222,502	9,906
	MFA Financial Inc.	1,269,500	9,877
	Heritage Commerce Corp.	863,868	9,796
	Broadmark Realty Capital Inc.	1,866,864	9,540
	Argo Group International Holdings Ltd.	488,489	9,408
[1]	Rocket Cos. Inc. Class A	1,483,401	9,375
	Kearny Financial Corp.	882,283	9,370
*	Metropolitan Bank Holding Corp.	143,797	9,255
	United Fire Group Inc.	314,549	9,037
	Camden National Corp.	212,072	9,034
	Northfield Bancorp Inc.	625,670	8,953
	Community Trust Bancorp Inc.	218,788	8,872
	Horizon Bancorp Inc.	493,058	8,855
	Ellington Financial Inc.	773,092	8,790
	Victory Capital Holdings Inc. Class A	376,850	8,784
	First Bancshares Inc.	293,737	8,774
	Univest Financial Corp.	369,030	8,665
	Enact Holdings Inc.	386,718	8,574
	BrightSpire Capital Inc. Class A	1,336,400	8,433
	Redwood Trust Inc.	1,460,454	8,383
	Amerant Bancorp Inc. Class A	332,763	8,266
*	Ambac Financial Group Inc.	639,707	8,156
	Ares Commercial Real Estate Corp.	774,034	8,089
	Peapack-Gladstone Financial Corp.	233,564	7,859
	TFS Financial Corp.	596,612	7,756
[1]	ARMOUR Residential REIT Inc.	1,568,422	7,638
	Cambridge Bancorp	95,526	7,617
	TrustCo Bank Corp.	242,055	7,605
*	Oscar Health Inc. Class A	1,522,499	7,597
	Great Southern Bancorp Inc.	132,287	7,550
	Old Second Bancorp Inc.	578,374	7,548
	HarborOne Bancorp Inc.	548,772	7,365
	Diamond Hill Investment Group Inc.	44,602	7,359
	WisdomTree Investments Inc.	1,556,818	7,286
	Merchants Bancorp	315,696	7,283
	Central Pacific Financial Corp.	348,066	7,201
	First Mid Bancshares Inc.	220,349	7,045
	Flushing Financial Corp.	363,629	7,043
*	CrossFirst Bankshares Inc.	533,620	6,964
	Midland States Bancorp Inc.	287,752	6,782
	Brightsphere Investment Group Inc.	454,764	6,781
	Dynex Capital Inc.	580,733	6,766
	A-Mark Precious Metals Inc.	232,592	6,603
	CBTX Inc.	223,682	6,543
*	SiriusPoint Ltd.	1,304,399	6,457
	Business First Bancshares Inc.	298,851	6,434
	Bank First Corp.	83,949	6,420

		Shares	Market Value ($000)
	First Community Bankshares Inc.	199,296	6,383
	HomeStreet Inc.	217,797	6,275
*	MBIA Inc.	670,527	6,169
	First Financial Corp.	136,486	6,168
	Arrow Financial Corp.	213,012	6,139
	Mercantile Bank Corp.	205,887	6,117
	TPG RE Finance Trust Inc.	858,882	6,012
	MidWestOne Financial Group Inc.	217,662	5,940
*	EZCORP Inc. Class A	765,990	5,906
	Independent Bank Corp. (Michigan)	303,274	5,793
*	Carter Bankshares Inc.	359,589	5,789
	Byline Bancorp Inc.	280,411	5,678
	National Western Life Group Inc. Class A	32,972	5,632
*	Coastal Financial Corp.	140,186	5,571
	Bank of Marin Bancorp	183,930	5,509
	Southern Missouri Bancorp Inc.	107,934	5,508
	Farmers National Banc Corp.	416,371	5,450
	Hingham Institution For Savings	21,465	5,390
	Capital City Bank Group Inc.	172,765	5,375
	Bar Harbor Bankshares	202,285	5,365
	CNB Financial Corp.	226,856	5,347
	Waterstone Financial Inc.	323,527	5,228
	Financial Institutions Inc.	215,311	5,183
	Equity Bancshares Inc. Class A	173,342	5,136
[1]	Invesco Mortgage Capital Inc.	462,242	5,131
	Metrocity Bankshares Inc.	260,969	5,125
	GCM Grosvenor Inc. Class A	641,563	5,062
	SmartFinancial Inc.	204,788	5,060
	Citizens & Northern Corp.	209,102	5,056
	Bridge Investment Group Holdings Inc. Class A	346,589	5,026
	First of Long Island Corp.	291,090	5,018
	South Plains Financial Inc.	181,110	4,991
*	World Acceptance Corp.	51,251	4,962
	Mid Penn Bancorp Inc.	172,371	4,952
*	AssetMark Financial Holdings Inc.	264,828	4,844
	Republic Bancorp Inc. Class A	125,843	4,820
*	Professional Holding Corp. Class A	183,487	4,760
	Capstar Financial Holdings Inc.	253,366	4,695
*	Southern First Bancshares Inc.	112,636	4,692
	Alerus Financial Corp.	211,273	4,669
*	Bridgewater Bancshares Inc.	283,296	4,666
	Amalgamated Financial Corp.	204,171	4,604
*	Blue Foundry Bancorp	405,607	4,523
	American National Bankshares Inc.	139,995	4,473
	First Internet Bancorp	130,572	4,421
	Peoples Financial Services Corp.	93,637	4,386
	P10 Inc. Class A	415,595	4,372
	Home Bancorp Inc.	112,003	4,367
	Five Star Bancorp	153,117	4,342
	Farmers & Merchants Bancorp Inc.	159,967	4,298
	Granite Point Mortgage Trust Inc.	653,386	4,208
	West Bancorp Inc.	199,877	4,159
[1]	Orchid Island Capital Inc.	506,893	4,157
	Civista Bancshares Inc.	199,556	4,143
	Shore Bancshares Inc.	238,396	4,129
	MVB Financial Corp.	148,233	4,125
*,1	Hippo Holdings Inc.	210,442	3,899
	Universal Insurance Holdings Inc.	395,366	3,894

		Shares	Market Value ($000)
*,1	NerdWallet Inc. Class A	434,196	3,851
	John Marshall Bancorp Inc.	155,700	3,824
	Esquire Financial Holdings Inc.	101,788	3,822
	Regional Management Corp.	136,066	3,815
	Northeast Bank	103,522	3,796
	Sierra Bancorp	192,109	3,794
*	LendingTree Inc.	157,254	3,752
*	Bright Health Group Inc.	3,558,100	3,736
	Orrstown Financial Services Inc.	155,168	3,712
	Guaranty Bancshares Inc.	106,714	3,691
	Northrim Bancorp Inc.	88,413	3,674
[1]	UWM Holdings Corp. Class A	1,248,234	3,657
	ACNB Corp.	121,038	3,636
	BCB Bancorp Inc.	212,841	3,582
	RBB Bancorp	170,526	3,544
	HomeTrust Bancshares Inc.	156,267	3,453
[1]	Angel Oak Mortgage Inc.	288,046	3,451
	PCSB Financial Corp.	191,303	3,430
	Provident Bancorp Inc.	238,739	3,416
*,1	Hagerty Inc. Class A	375,640	3,377
	Red River Bancshares Inc.	65,868	3,256
	FS Bancorp Inc.	118,885	3,241
	Summit Financial Group Inc.	118,908	3,203
	Perella Weinberg Partners Class A	504,779	3,195
	PCB Bancorp	176,010	3,180
	HCI Group Inc.	80,973	3,174
	First Bank	232,021	3,172
	BayCom Corp.	180,145	3,167
*	Third Coast Bancshares Inc.	183,095	3,133
	First Bancorp Inc.	113,699	3,132
	AFC Gamma Inc.	203,928	3,120
	Enterprise Bancorp Inc.	104,043	3,112
	First Business Financial Services Inc.	94,522	3,054
	Evans Bancorp Inc.	82,185	3,012
	Tiptree Inc. Class A	277,013	2,981
	Investors Title Co.	21,033	2,966
*	Velocity Financial Inc.	273,207	2,962
*	Ponce Financial Group Inc.	321,052	2,941
	Norwood Financial Corp.	110,554	2,939
	National Bankshares Inc.	86,555	2,922
	Colony Bankcorp Inc.	224,239	2,922
	Macatawa Bank Corp.	313,456	2,903
	Capital Bancorp Inc.	122,969	2,841
*	FVCBankcorp Inc.	147,925	2,836
	Federal Agricultural Mortgage Corp. Class A	29,589	2,833
	Primis Financial Corp.	232,970	2,826
	Timberland Bancorp Inc.	100,093	2,768
*	Ocwen Financial Corp.	118,050	2,747
	HBT Financial Inc.	151,274	2,746
	Donegal Group Inc. Class A	202,916	2,737
[1]	Greene County Bancorp Inc.	47,791	2,737
	Blue Ridge Bankshares Inc.	214,239	2,723
	Parke Bancorp Inc.	129,820	2,721
*	Greenlight Capital Re Ltd. Class A	362,625	2,698
*	Acacia Research Corp.	654,047	2,642
	Ames National Corp.	118,914	2,638
	Community Financial Corp.	75,681	2,596
	Central Valley Community Bancorp	145,091	2,570

		Shares	Market Value ($000)
	Oppenheimer Holdings Inc. Class A	81,910	2,538
	ESSA Bancorp Inc.	128,639	2,494
	Middlefield Banc Corp.	91,987	2,493
	Manning & Napier Inc. Class A	200,005	2,454
*,1	Forge Global Holdings Inc.	1,401,379	2,452
	Investar Holding Corp.	122,787	2,443
	Bankwell Financial Group Inc.	83,749	2,438
	C&F Financial Corp.	45,089	2,412
	Territorial Bancorp Inc.	129,778	2,406
	Meridian Corp.	80,998	2,363
	Sculptor Capital Management Inc. Class A	265,047	2,343
	First Northwest Bancorp	145,405	2,341
	Pzena Investment Management Inc. Class A	239,511	2,271
	Southern States Bancshares Inc.	82,939	2,260
	Bank of Princeton	79,418	2,251
	Great Ajax Corp.	299,398	2,248
	Plumas Bancorp	79,224	2,248
*	California Bancorp	110,633	2,237
	Guild Holdings Co. Class A	240,275	2,220
	Codorus Valley Bancorp Inc.	117,292	2,210
	Penns Woods Bancorp Inc.	96,359	2,208
	Fidelity D&D Bancorp Inc.	54,253	2,189
	Unity Bancorp Inc.	85,948	2,158
*	Maiden Holdings Ltd.	999,523	2,149
	Virginia National Bankshares Corp.	65,882	2,137
*,1	Citizens Inc. Class A	632,742	2,113
	Richmond Mutual Bancorp Inc.	155,807	2,092
*	First Western Financial Inc.	83,820	2,066
	OP Bancorp	185,247	2,060
[1]	First Guaranty Bancshares Inc.	92,686	2,028
*	Republic First Bancorp Inc.	703,196	1,990
	Luther Burbank Corp.	170,687	1,983
*	Atlanticus Holdings Corp.	75,573	1,982
	Northeast Community Bancorp Inc.	158,183	1,961
	MainStreet Bancshares Inc.	84,811	1,935
*,1	ECB Bancorp Inc.	133,500	1,921
	Chemung Financial Corp.	45,707	1,914
	Randolph Bancorp Inc.	70,746	1,907
	Orange County Bancorp Inc.	49,453	1,904
	Riverview Bancorp Inc.	299,733	1,903
	Associated Capital Group Inc. Class A	51,752	1,902
	Nexpoint Real Estate Finance Inc.	126,530	1,895
	LCNB Corp.	118,557	1,880
	ChoiceOne Financial Services Inc.	86,197	1,872
	Hawthorn Bancshares Inc.	85,149	1,861
	William Penn Bancorp	163,503	1,859
	Silvercrest Asset Management Group Inc. Class A	111,299	1,820
	BankFinancial Corp.	189,619	1,794
	Medallion Financial Corp.	253,636	1,781
	Citizens Community Bancorp Inc.	145,610	1,772
	FNCB Bancorp Inc.	235,886	1,771
	Franklin Financial Services Corp.	55,477	1,751
	First Savings Financial Group Inc.	75,642	1,738
	SB Financial Group Inc.	99,437	1,676
	First United Corp.	100,991	1,671
	Peoples Bancorp of North Carolina Inc.	66,708	1,654
*	Sterling Bancorp Inc.	272,457	1,643
*,1	Bakkt Holdings Inc.	711,145	1,621

		Shares	Market Value ($000)
	Seven Hills Realty Trust	177,707	1,621
	Eagle Bancorp Montana Inc.	85,140	1,618
	Western New England Bancorp Inc.	198,504	1,614
	Salisbury Bancorp Inc.	67,368	1,614
	First Community Corp.	90,477	1,583
*	NI Holdings Inc.	117,275	1,567
*,1	Corebridge Financial Inc.	79,357	1,563
	Oak Valley Bancorp	85,824	1,534
	Sachem Capital Corp.	453,703	1,511
	First Financial Northwest Inc.	98,798	1,466
*	Malvern Bancorp Inc.	101,094	1,453
	Ohio Valley Banc Corp.	51,092	1,421
	Finward Bancorp	41,124	1,399
	Crawford & Co. Class B	265,916	1,396
[1]	Cherry Hill Mortgage Investment Corp.	281,909	1,384
*	USCB Financial Holdings Inc.	103,663	1,359
[1]	Chicago Atlantic Real Estate Finance Inc.	93,972	1,354
*	Arlington Asset Investment Corp. Class A	494,024	1,344
*	Oportun Financial Corp.	305,984	1,337
*	Finwise Bancorp	147,364	1,331
*	Security National Financial Corp. Class A	209,334	1,329
	Provident Financial Holdings Inc.	92,138	1,308
	AG Mortgage Investment Trust Inc.	318,220	1,308
	CF Bankshares Inc.	63,217	1,304
[1]	Ellington Residential Mortgage REIT	209,047	1,290
*	eHealth Inc.	329,034	1,287
	Magyar Bancorp Inc.	102,189	1,270
	Summit State Bank	85,632	1,243
*	Selectquote Inc.	1,699,801	1,241
	Old Point Financial Corp.	44,711	1,240
	Lument Finance Trust Inc.	558,181	1,206
	United Security Bancshares	183,759	1,198
*	Consumer Portfolio Services Inc.	163,805	1,191
*	Catalyst Bancorp Inc.	95,977	1,190
	Bank of South Carolina Corp.	72,414	1,185
*	1895 Bancorp of Wisconsin Inc.	112,527	1,170
	Greenhill & Co. Inc.	196,365	1,166
	Curo Group Holdings Corp.	286,704	1,150
*	Moneylion Inc.	1,278,896	1,142
	GAMCO Investors Inc. Class A	65,849	1,123
	Westwood Holdings Group Inc.	114,381	1,101
	Western Asset Mortgage Capital Corp.	98,164	1,098
	First Capital Inc.	42,197	1,085
	Landmark Bancorp Inc.	42,200	1,079
	United Bancorp Inc.	66,947	1,076
*	Kingsway Financial Services Inc.	151,199	1,049
*	SWK Holdings Corp.	61,098	1,039
*	Pioneer Bancorp Inc.	108,951	1,037
*	FFBW Inc.	85,136	1,013
	First National Corp.	64,436	986
	HMN Financial Inc.	43,220	968
	Bank of the James Financial Group Inc.	75,721	957
	AmeriServ Financial Inc.	245,407	933
	Sound Financial Bancorp Inc.	22,590	915
	Bayfirst Financial Corp.	55,115	912
	CB Financial Services Inc.	41,665	907
*	Safeguard Scientifics Inc.	237,576	886
	Union Bankshares Inc.	38,300	866

		Shares	Market Value ($000)
	Heritage Insurance Holdings Inc.	370,621	838
	Citizens Holding Co.	54,008	826
*	ACRES Commercial Realty Corp.	96,782	789
	Bank7 Corp.	35,498	787
	Partners Bancorp	87,982	782
*	Trean Insurance Group Inc.	229,639	781
*,1	MarketWise Inc.	340,444	776
	Community West Bancshares	55,316	772
*,1	Katapult Holdings Inc.	787,864	756
*,1	Root Inc. Class A	86,999	686
*	Affinity Bancshares Inc.	46,797	684
	IF Bancorp Inc.	35,959	682
*	Sunlight Financial Holdings Inc.	519,494	644
	Limestone Bancorp Inc.	32,326	634
	Pathfinder Bancorp Inc.	31,187	634
	loanDepot Inc. Class A	465,535	614
	First US Bancshares Inc.	76,671	610
*	Nicholas Financial Inc.	106,813	608
	US Global Investors Inc. Class A	200,591	576
	TC Bancshares Inc.	39,885	574
	Emclaire Financial Corp.	14,701	518
	Hennessy Advisors Inc.	56,865	493
*	Finance of America Cos. Inc. Class A	322,706	478
	Auburn National Bancorp Inc.	19,557	450
*,1	OppFi Inc.	192,848	444
	Manhattan Bridge Capital Inc.	76,457	431
	Cullman Bancorp Inc.	36,200	386
	Crawford & Co. Class A	64,730	372
*,1	FlexShopper Inc.	192,279	358
*	Elevate Credit Inc.	313,340	345
*	GoHealth Inc. Class A	968,210	344
*	Midwest Holding Inc.	25,823	342
*	Bogota Financial Corp.	30,064	331
	Kingstone Cos. Inc.	123,015	327
	Oconee Federal Financial Corp.	13,246	319
	Value Line Inc.	6,699	294
*	Heritage Global Inc.	178,864	288
*	Hallmark Financial Services Inc.	269,016	282
*	Ashford Inc.	20,076	271
*	Broadway Financial Corp.	235,423	266
	Atlantic American Corp.	88,286	252
*,1,2	Palisade Bio Inc. CVR	238,902	229
*	Rhinebeck Bancorp Inc.	21,436	209
	United Insurance Holdings Corp.	308,517	198
*	Vericity Inc.	26,052	195
*	Siebert Financial Corp.	129,565	192
*	Oxbridge Re Holdings Ltd.	84,970	181
	Mid-Southern Bancorp Inc.	10,175	136
*	Income Opportunity Realty Investors Inc.	8,838	110
*	Reliance Global Group Inc.	139,137	108
*	LM Funding America Inc.	98,813	96
	Cohen & Co. Inc.	11,109	95
	Glen Burnie Bancorp	9,237	87
*	Carver Bancorp Inc.	21,622	86
	Home Federal Bancorp Inc. of Louisiana	4,434	83
*,1	Marpai Inc. Class A	71,725	75
	Village Bank & Trust Financial Corp.	1,327	60
*	Impac Mortgage Holdings Inc.	181,058	54

		Shares	Market Value ($000)
*	Conifer Holdings Inc.	24,973	40
*	Patriot National Bancorp Inc.	3,753	39
*	ICC Holdings Inc.	1,500	23
*	FedNat Holding Co.	178,123	20
	Kentucky First Federal Bancorp	2,051	15
	Lake Shore Bancorp Inc.	38	—
*,2	Cogent Biosciences Inc. CVR	101,693	—
			12,220,477
Health Care (14.2%)
*	Alnylam Pharmaceuticals Inc.	1,612,859	322,830
*	Veeva Systems Inc. Class A	1,880,557	310,066
*	Seagen Inc.	1,759,052	240,691
*	Insulet Corp.	933,098	214,053
*	BioMarin Pharmaceutical Inc.	2,493,110	211,341
	Royalty Pharma plc Class A	4,929,762	198,078
*	Horizon Therapeutics plc	3,097,414	191,699
*	Avantor Inc.	9,055,292	177,484
*	Neurocrine Biosciences Inc.	1,286,416	136,630
*	Shockwave Medical Inc.	482,629	134,205
*	Sarepta Therapeutics Inc.	1,178,300	130,249
*	Repligen Corp.	693,859	129,828
*	Biohaven Pharmaceutical Holding Co. Ltd.	850,654	128,593
*	United Therapeutics Corp.	611,733	128,085
*	Jazz Pharmaceuticals plc	843,238	112,395
*	Penumbra Inc.	510,240	96,742
*	Acadia Healthcare Co. Inc.	1,218,665	95,275
*	Change Healthcare Inc.	3,386,749	93,102
*	Novocure Ltd.	1,211,638	92,060
*	Masimo Corp.	651,476	91,962
	Chemed Corp.	199,895	87,266
*	Apellis Pharmaceuticals Inc.	1,257,385	85,879
*	Ionis Pharmaceuticals Inc.	1,911,734	84,556
*	Karuna Therapeutics Inc.	360,971	81,193
*	Exact Sciences Corp.	2,387,444	77,568
*	HealthEquity Inc.	1,135,584	76,277
*	Tenet Healthcare Corp.	1,447,579	74,666
*	Elanco Animal Health Inc.	6,014,344	74,638
*	Guardant Health Inc.	1,375,756	74,057
*	Halozyme Therapeutics Inc.	1,851,509	73,209
*	Envista Holdings Corp.	2,197,666	72,105
	Bruker Corp.	1,353,874	71,837
*	CRISPR Therapeutics AG	1,052,912	68,808
*	Exelixis Inc.	4,332,492	67,933
*	LHC Group Inc.	414,616	67,856
*	Inspire Medical Systems Inc.	372,300	66,035
*	Lantheus Holdings Inc.	931,042	65,480
*	Option Care Health Inc.	2,069,575	65,130
*	Syneos Health Inc.	1,379,945	65,064
	Perrigo Co. plc	1,821,398	64,951
*	agilon health Inc.	2,653,484	62,145
*	Globus Medical Inc. Class A	1,040,265	61,969
*	Cytokinetics Inc.	1,268,135	61,441
*	AMN Healthcare Services Inc.	577,898	61,234
	Encompass Health Corp.	1,341,163	60,661
	Ensign Group Inc.	748,837	59,533
*	Intellia Therapeutics Inc.	1,026,081	57,419
*	Natera Inc.	1,309,202	57,369
*	Global Blood Therapeutics Inc.	835,479	56,896

		Shares	Market Value ($000)
*	Teladoc Health Inc.	2,194,747	55,637
*	Intra-Cellular Therapies Inc.	1,176,266	54,732
	Premier Inc. Class A	1,586,663	53,851
*	Blueprint Medicines Corp.	805,260	53,059
*	Medpace Holdings Inc.	335,623	52,750
*	QuidelOrtho Corp.	729,681	52,158
*	Omnicell Inc.	596,337	51,899
*	Haemonetics Corp.	686,942	50,854
*	iRhythm Technologies Inc.	403,039	50,493
*	Alkermes plc	2,209,787	49,345
*	PTC Therapeutics Inc.	960,295	48,207
*	Mirati Therapeutics Inc.	676,796	47,267
*	Arrowhead Pharmaceuticals Inc.	1,426,865	47,158
*	Inari Medical Inc.	647,223	47,014
*	Axonics Inc.	652,089	45,933
*	STAAR Surgical Co.	645,711	45,555
*,1	Doximity Inc. Class A	1,486,302	44,916
*	ChemoCentryx Inc.	841,401	43,467
	Azenta Inc.	1,011,041	43,333
*	Merit Medical Systems Inc.	766,301	43,304
*	Amedisys Inc.	436,321	42,232
*	Tandem Diabetes Care Inc.	866,333	41,454
*	Integra LifeSciences Holdings Corp.	976,265	41,355
*	ICU Medical Inc.	272,262	41,003
*	Neogen Corp.	2,919,149	40,781
*	Evolent Health Inc. Class A	1,115,918	40,095
*	Denali Therapeutics Inc.	1,295,001	39,744
*	Ultragenyx Pharmaceutical Inc.	950,100	39,344
*	1Life Healthcare Inc.	2,257,757	38,721
*	Oak Street Health Inc.	1,561,277	38,283
*	Beam Therapeutics Inc.	798,777	38,054
*	Progyny Inc.	1,014,125	37,583
*	Maravai LifeSciences Holdings Inc. Class A	1,467,786	37,473
*	10X Genomics Inc. Class A	1,277,525	36,384
*	LivaNova plc	707,011	35,895
*	Amicus Therapeutics Inc.	3,350,458	34,979
*	R1 RCM Inc.	1,859,781	34,462
*	Insmed Inc.	1,595,231	34,361
*	Glaukos Corp.	629,208	33,499
*	Prestige Consumer Healthcare Inc.	666,806	33,227
	CONMED Corp.	407,655	32,682
*,1	Corcept Therapeutics Inc.	1,271,521	32,602
*	Pacira BioSciences Inc.	611,204	32,510
*	BioCryst Pharmaceuticals Inc.	2,476,688	31,206
	Select Medical Holdings Corp.	1,375,083	30,389
*	Prothena Corp. plc	497,888	30,187
*	NuVasive Inc.	688,205	30,150
*	Covetrus Inc.	1,436,140	29,987
*	Revance Therapeutics Inc.	1,089,706	29,422
*	Arvinas Inc.	659,323	29,333
*	Enovis Corp.	628,937	28,975
	Patterson Cos. Inc.	1,138,213	27,340
*	Integer Holdings Corp.	437,490	27,225
*	Sage Therapeutics Inc.	691,855	27,093
*	Signify Health Inc. Class A	926,722	27,014
*	IVERIC bio Inc.	1,498,900	26,890
*	Relay Therapeutics Inc.	1,195,270	26,738
*	ACADIA Pharmaceuticals Inc.	1,632,601	26,709

		Shares	Market Value ($000)
*	Twist Bioscience Corp.	754,207	26,578
*	Cerevel Therapeutics Holdings Inc.	862,120	24,364
*	Fate Therapeutics Inc.	1,084,761	24,309
	Owens & Minor Inc.	999,515	24,088
*	AtriCure Inc.	610,361	23,865
*	Supernus Pharmaceuticals Inc.	700,797	23,722
*	Allscripts Healthcare Solutions Inc.	1,523,242	23,199
*	Prometheus Biosciences Inc.	391,553	23,106
*	Nevro Corp.	489,040	22,789
*	Privia Health Group Inc.	658,101	22,415
*	Silk Road Medical Inc.	488,898	22,000
	Embecta Corp.	756,693	21,785
*,1	Cassava Sciences Inc.	514,781	21,528
*	Xencor Inc.	827,174	21,490
*	Myriad Genetics Inc.	1,111,402	21,206
*	Addus HomeCare Corp.	221,607	21,106
*	Apollo Medical Holdings Inc.	527,964	20,591
*	Agios Pharmaceuticals Inc.	722,349	20,428
*	Cano Health Inc.	2,346,827	20,347
*	REVOLUTION Medicines Inc.	1,029,723	20,306
*	Krystal Biotech Inc.	290,229	20,229
*	Vir Biotechnology Inc.	1,028,526	19,830
*	AdaptHealth Corp. Class A	1,031,723	19,376
*,1	Novavax Inc.	1,051,237	19,133
*	Axsome Therapeutics Inc.	426,893	19,048
*	Meridian Bioscience Inc.	601,230	18,957
*,1	Verve Therapeutics Inc.	550,487	18,909
*	Ironwood Pharmaceuticals Inc. Class A	1,806,657	18,717
*	Ligand Pharmaceuticals Inc.	217,214	18,704
*	Arcus Biosciences Inc.	705,777	18,463
*	Phreesia Inc.	722,196	18,402
*	Pediatrix Medical Group Inc.	1,107,011	18,277
*	Certara Inc.	1,374,998	18,260
*,1	PROCEPT BioRobotics Corp.	440,081	18,246
*	Schrodinger Inc.	727,435	18,171
*	Celldex Therapeutics Inc.	645,115	18,134
*	Travere Therapeutics Inc.	733,049	18,062
*	Harmony Biosciences Holdings Inc.	399,564	17,697
*	TransMedics Group Inc.	422,251	17,625
*	Recursion Pharmaceuticals Inc. Class A	1,611,311	17,144
*	Iovance Biotherapeutics Inc.	1,783,429	17,085
*	ModivCare Inc.	170,285	16,974
*	Dynavax Technologies Corp.	1,616,870	16,880
*	Syndax Pharmaceuticals Inc.	691,356	16,613
*	CorVel Corp.	119,894	16,597
*	Veracyte Inc.	987,704	16,396
*	Pacific Biosciences of California Inc.	2,809,654	16,310
*	Avid Bioservices Inc.	848,806	16,229
*	Cytek Biosciences Inc.	1,077,024	15,854
*	FibroGen Inc.	1,211,714	15,764
*	CryoPort Inc.	644,653	15,704
*	Catalyst Pharmaceuticals Inc.	1,223,936	15,703
*,1	EQRx Inc.	3,114,678	15,418
*	Vericel Corp.	647,823	15,029
*	NeoGenomics Inc.	1,727,432	14,873
*	Vaxcyte Inc.	611,995	14,688
*	Amphastar Pharmaceuticals Inc.	521,768	14,662
*,1	Lyell Immunopharma Inc.	1,961,622	14,379

		Shares	Market Value ($000)
*	Figs Inc. Class A	1,714,217	14,142
*	Cross Country Healthcare Inc.	488,496	13,859
*	REGENXBIO Inc.	524,059	13,851
*	Bridgebio Pharma Inc.	1,387,073	13,788
*	Akero Therapeutics Inc.	401,713	13,678
	US Physical Therapy Inc.	179,210	13,624
*	Rhythm Pharmaceuticals Inc.	549,950	13,474
*	Allogene Therapeutics Inc.	1,240,941	13,402
*	ImmunoGen Inc.	2,795,739	13,364
*	Avanos Medical Inc.	607,594	13,233
*	Alignment Healthcare Inc.	1,114,938	13,201
*	Cogent Biosciences Inc.	884,745	13,200
*	Enanta Pharmaceuticals Inc.	253,977	13,174
*	RadNet Inc.	642,320	13,071
*	Relmada Therapeutics Inc.	352,261	13,041
*	Emergent BioSolutions Inc.	617,044	12,952
*	Zentalis Pharmaceuticals Inc.	596,713	12,925
*	Gossamer Bio Inc.	1,053,537	12,621
*	CareDx Inc.	736,902	12,542
*	NextGen Healthcare Inc.	707,705	12,526
	LeMaitre Vascular Inc.	245,305	12,432
*	SpringWorks Therapeutics Inc.	434,996	12,410
*,1	Amylyx Pharmaceuticals Inc.	434,653	12,235
*	Deciphera Pharmaceuticals Inc.	648,691	12,001
*	American Well Corp. Class A	3,325,729	11,939
	National HealthCare Corp.	186,108	11,788
*	Varex Imaging Corp.	555,578	11,745
*	Editas Medicine Inc. Class A	959,377	11,743
*	Avidity Biosciences Inc.	716,817	11,706
*	Surgery Partners Inc.	497,055	11,631
*	Chinook Therapeutics Inc.	589,856	11,597
*	Madrigal Pharmaceuticals Inc.	174,868	11,365
*	Kura Oncology Inc.	831,389	11,357
*	AngioDynamics Inc.	544,786	11,146
*	Brookdale Senior Living Inc.	2,603,153	11,115
*	Aclaris Therapeutics Inc.	704,414	11,087
*	TG Therapeutics Inc.	1,870,428	11,073
*	Crinetics Pharmaceuticals Inc.	563,630	11,070
*	Anavex Life Sciences Corp.	1,069,283	11,035
	Atrion Corp.	19,442	10,985
*	BioLife Solutions Inc.	481,204	10,947
*	Adaptive Biotechnologies Corp.	1,534,103	10,923
*	uniQure NV	581,709	10,913
*	MannKind Corp.	3,500,377	10,816
*	Kymera Therapeutics Inc.	495,880	10,795
	Simulations Plus Inc.	221,637	10,758
*	OPKO Health Inc.	5,679,697	10,735
*	Forma Therapeutics Holdings Inc.	534,205	10,657
*	Morphic Holding Inc.	374,937	10,611
*	Outset Medical Inc.	662,285	10,550
*	Geron Corp.	4,504,365	10,540
*,1	Ventyx Biosciences Inc.	301,122	10,512
*	DocGo Inc.	1,057,662	10,492
*	Cutera Inc.	229,898	10,483
*	Fulgent Genetics Inc.	270,003	10,293
*	Rocket Pharmaceuticals Inc.	642,087	10,248
*	Innoviva Inc.	881,056	10,229
*	Aerie Pharmaceuticals Inc.	671,334	10,157

		Shares	Market Value ($000)
*,1	23andMe Holding Co.	3,540,808	10,127
*,1	Viridian Therapeutics Inc.	485,461	9,957
*	Myovant Sciences Ltd.	552,427	9,922
*	Enhabit Inc.	698,741	9,810
*	Heska Corp.	133,627	9,744
*	Reata Pharmaceuticals Inc. Class A	387,106	9,728
*	Hanger Inc.	515,386	9,648
*	Pliant Therapeutics Inc.	460,830	9,627
*	Multiplan Corp.	3,348,982	9,578
*	Arcutis Biotherapeutics Inc.	501,103	9,576
*	Treace Medical Concepts Inc.	432,308	9,541
*	Accolade Inc.	820,482	9,370
*	OrthoPediatrics Corp.	200,242	9,239
	Mesa Laboratories Inc.	63,939	9,005
*	Cerus Corp.	2,475,855	8,913
*	Sotera Health Co.	1,298,939	8,859
*	Castle Biosciences Inc.	337,810	8,810
*,1	Butterfly Network Inc.	1,874,080	8,808
*	Sangamo Therapeutics Inc.	1,791,034	8,776
*	Coherus Biosciences Inc.	910,066	8,746
*,1	Sorrento Therapeutics Inc.	5,513,243	8,656
*	Hims & Hers Health Inc.	1,530,001	8,537
*	Alphatec Holdings Inc.	968,308	8,463
*,1	LifeStance Health Group Inc.	1,274,697	8,438
*	Keros Therapeutics Inc.	224,085	8,430
*	Nektar Therapeutics Class A	2,622,577	8,392
*	UFP Technologies Inc.	96,499	8,283
*	Pulmonx Corp.	495,719	8,259
*,1	CinCor Pharma Inc.	249,190	8,178
*	Seres Therapeutics Inc.	1,267,220	8,136
*	2seventy bio Inc.	556,084	8,091
*	Cardiovascular Systems Inc.	575,266	7,973
*	MaxCyte Inc.	1,224,724	7,961
*,1	Sharecare Inc.	4,186,718	7,955
*	Collegium Pharmaceutical Inc.	493,028	7,898
	National Research Corp.	198,445	7,898
*	Altimmune Inc.	617,466	7,885
*	Caribou Biosciences Inc.	746,223	7,873
*	Alector Inc.	829,997	7,852
*	Mersana Therapeutics Inc.	1,161,306	7,850
*	Artivion Inc.	564,467	7,812
*	Vanda Pharmaceuticals Inc.	790,565	7,811
*,1	Senseonics Holdings Inc.	5,898,569	7,786
*	CTI BioPharma Corp.	1,328,846	7,734
*	Theravance Biopharma Inc.	761,965	7,726
*	Definitive Healthcare Corp. Class A	492,613	7,655
*,1	Clover Health Investments Corp. Class A	4,471,120	7,601
*,1	Day One Biopharmaceuticals Inc.	371,789	7,447
*,1	Bionano Genomics Inc.	4,065,228	7,439
*	Replimune Group Inc.	426,711	7,369
*	Nurix Therapeutics Inc.	565,060	7,363
*	Health Catalyst Inc.	754,951	7,323
*,1	ImmunityBio Inc.	1,458,320	7,248
*	Axogen Inc.	605,956	7,223
*	Invitae Corp.	2,913,786	7,168
*	AnaptysBio Inc.	280,038	7,144
*	Y-mAbs Therapeutics Inc.	491,184	7,083
*	Agenus Inc.	3,445,405	7,063

		Shares	Market Value ($000)
*	Ideaya Biosciences Inc.	471,684	7,038
*	NGM Biopharmaceuticals Inc.	537,885	7,036
*	NanoString Technologies Inc.	550,940	7,036
*	Inogen Inc.	289,483	7,029
*,1	Sana Biotechnology Inc.	1,169,679	7,018
*	Inhibrx Inc.	387,559	6,957
*,1	DICE Therapeutics Inc.	342,858	6,953
*	Mirum Pharmaceuticals Inc.	328,659	6,905
*	SI-BONE Inc.	393,606	6,872
*	Agiliti Inc.	473,814	6,780
*	Design Therapeutics Inc.	400,687	6,699
*	RAPT Therapeutics Inc.	277,795	6,684
*	iTeos Therapeutics Inc.	347,934	6,628
*	Arcellx Inc.	350,494	6,579
*,1	Point Biopharma Global Inc. Class A	850,927	6,578
*,1	CareMax Inc.	925,315	6,560
*,1	Erasca Inc.	835,710	6,519
*	ViewRay Inc.	1,777,957	6,472
*	G1 Therapeutics Inc.	517,640	6,465
*	Kezar Life Sciences Inc.	748,636	6,446
*	Bluebird Bio Inc.	1,004,540	6,359
*	HealthStream Inc.	294,154	6,254
*,1	Paragon 28 Inc.	349,205	6,223
*	Heron Therapeutics Inc.	1,468,498	6,197
*	Surmodics Inc.	201,721	6,132
*	Computer Programs & Systems Inc.	216,655	6,040
*	Adicet Bio Inc.	423,375	6,020
*	Atea Pharmaceuticals Inc.	1,057,774	6,019
*	ADMA Biologics Inc.	2,455,819	5,968
*	Esperion Therapeutics Inc.	885,762	5,935
*	SomaLogic Inc.	2,006,611	5,819
*	Allakos Inc.	947,072	5,796
*	Cara Therapeutics Inc.	614,717	5,754
*	Orthofix Medical Inc.	289,748	5,537
*	Inovio Pharmaceuticals Inc.	3,182,881	5,490
*	Karyopharm Therapeutics Inc.	1,003,883	5,481
*	Protagonist Therapeutics Inc.	635,838	5,360
*,1	Ocugen Inc.	2,972,209	5,291
[1]	SIGA Technologies Inc.	511,608	5,270
*,1	Alaunos Therapeutics Inc.	3,046,499	5,240
*	Nkarta Inc.	394,837	5,196
*	Imago Biosciences Inc.	336,286	5,061
*	Quanterix Corp.	459,021	5,058
*	Allovir Inc.	639,305	5,044
*	Anika Therapeutics Inc.	210,222	5,003
*	Codexis Inc.	825,462	5,002
*,1	Nuvalent Inc. Class A	257,156	4,999
*	Kiniksa Pharmaceuticals Ltd. Class A	384,020	4,931
*	Tarsus Pharmaceuticals Inc.	287,812	4,927
*	Atara Biotherapeutics Inc.	1,295,128	4,896
*	Intercept Pharmaceuticals Inc.	348,963	4,868
*	Provention Bio Inc.	1,060,673	4,773
*	Ocular Therapeutix Inc.	1,139,686	4,730
*	ANI Pharmaceuticals Inc.	144,570	4,646
*	PMV Pharmaceuticals Inc.	388,461	4,623
*	MiMedx Group Inc.	1,610,353	4,622
*	GoodRx Holdings Inc. Class A	988,510	4,616
*	Arcturus Therapeutics Holdings Inc.	309,980	4,594

		Shares	Market Value ($000)
*	C4 Therapeutics Inc.	518,440	4,547
*	Cullinan Oncology Inc.	342,606	4,392
*,1	Roivant Sciences Ltd.	1,362,029	4,386
*	Dyne Therapeutics Inc.	343,850	4,367
*,1	Vera Therapeutics Inc. Class A	202,302	4,311
*	Instil Bio Inc.	876,501	4,242
*	Harrow Health Inc.	346,656	4,184
*	Eagle Pharmaceuticals Inc.	157,886	4,171
*	Stoke Therapeutics Inc.	324,059	4,161
	Phibro Animal Health Corp. Class A	308,163	4,095
	Utah Medical Products Inc.	47,898	4,086
*	Eiger BioPharmaceuticals Inc.	541,861	4,080
*	Concert Pharmaceuticals Inc.	604,519	4,050
*	Pennant Group Inc.	386,709	4,026
*	Evolus Inc.	497,128	4,002
*	KalVista Pharmaceuticals Inc.	274,734	3,986
*	Aldeyra Therapeutics Inc.	736,606	3,933
*	Seer Inc. Class A	508,010	3,932
*	Cymabay Therapeutics Inc.	1,111,727	3,891
*,1	Vaxart Inc.	1,766,114	3,850
*	Liquidia Corp.	704,636	3,833
*	Albireo Pharma Inc.	196,352	3,801
*	Entrada Therapeutics Inc.	238,277	3,755
*	OraSure Technologies Inc.	986,046	3,737
*	Community Health Systems Inc.	1,730,840	3,721
*,1	Janux Therapeutics Inc.	274,194	3,713
*,1	Aura Biosciences Inc.	203,851	3,694
*	Edgewise Therapeutics Inc.	374,676	3,687
*	Scholar Rock Holding Corp.	528,144	3,660
*	Nuvation Bio Inc.	1,632,850	3,658
*	OptimizeRx Corp.	246,780	3,657
*,1	Cue Health Inc.	1,214,353	3,655
*	Kodiak Sciences Inc.	464,907	3,598
*	Inotiv Inc.	211,561	3,565
*	Annexon Inc.	573,905	3,547
*	Lexicon Pharmaceuticals Inc.	1,472,171	3,533
*,1	Tricida Inc.	330,277	3,461
*	AVEO Pharmaceuticals Inc.	412,120	3,392
*	Bioventus Inc. Class A	484,441	3,391
*,1	Monte Rosa Therapeutics Inc.	413,926	3,382
*	Sutro Biopharma Inc.	593,620	3,295
*	Sema4 Holdings Corp.	3,707,808	3,254
*	Fulcrum Therapeutics Inc.	400,083	3,237
*	BioAtla Inc.	415,711	3,201
*	Immunovant Inc.	571,672	3,190
*,1	Bioxcel Therapeutics Inc.	265,635	3,140
*	Generation Bio Co.	589,286	3,129
*,1	Quantum-Si Inc.	1,134,487	3,120
*	Joint Corp.	196,730	3,091
*	Rallybio Corp.	212,286	3,072
*,1	Marinus Pharmaceuticals Inc.	461,271	3,067
*,1	Century Therapeutics Inc.	300,198	2,969
*	Zimvie Inc.	291,954	2,882
*	Selecta Biosciences Inc.	1,754,332	2,877
*	Poseida Therapeutics Inc. Class A	809,396	2,857
*,1	Zomedica Corp.	13,476,351	2,844
*	Rigel Pharmaceuticals Inc.	2,388,005	2,818
*,1	HilleVax Inc.	164,554	2,812

		Shares	Market Value ($000)
*,1	IGM Biosciences Inc.	122,922	2,795
*	Akoya Biosciences Inc.	237,703	2,793
*	Amneal Pharmaceuticals Inc.	1,379,710	2,787
*,1	Omeros Corp.	884,350	2,786
[1]	Zynex Inc.	306,578	2,781
*	Organogenesis Holdings Inc. Class A	852,038	2,761
*	ALX Oncology Holdings Inc.	288,058	2,757
*	Accuray Inc.	1,307,638	2,720
*	Precigen Inc.	1,282,559	2,719
*	EyePoint Pharmaceuticals Inc.	343,218	2,715
	iRadimed Corp.	89,259	2,683
*	4D Molecular Therapeutics Inc.	333,488	2,681
*	Berkeley Lights Inc.	935,234	2,675
*,1	KemPharm Inc.	427,052	2,665
*,1	Humacyte Inc.	806,652	2,630
*	SeaSpine Holdings Corp.	458,508	2,604
*	Aadi Bioscience Inc.	183,618	2,595
*	Viking Therapeutics Inc.	951,502	2,588
*,2	PDL BioPharma Inc.	1,757,467	2,583
*	Arbutus Biopharma Corp.	1,351,855	2,582
*	Kinnate Biopharma Inc.	216,104	2,582
*,1	ClearPoint Neuro Inc.	248,345	2,573
*	Semler Scientific Inc.	68,308	2,565
*	MacroGenics Inc.	737,125	2,550
*	RxSight Inc.	211,601	2,539
*	PetIQ Inc. Class A	366,551	2,529
*	Beyond Air Inc.	339,834	2,528
*,1	89bio Inc.	435,413	2,521
*,1	Immuneering Corp. Class A	173,546	2,485
*	WaVe Life Sciences Ltd.	684,989	2,473
*,1	Xeris Biopharma Holdings Inc.	1,580,695	2,466
*	Optinose Inc.	665,229	2,435
*	Sight Sciences Inc.	379,329	2,409
*	Apollo Endosurgery Inc.	436,912	2,407
*,1	Phathom Pharmaceuticals Inc.	214,843	2,380
*	Invivyd Inc.	749,052	2,345
*	Biomea Fusion Inc.	239,639	2,344
*	Sensus Healthcare Inc.	184,192	2,308
*	Foghorn Therapeutics Inc.	267,808	2,298
*,1	Clovis Oncology Inc.	1,917,512	2,282
*	Terns Pharmaceuticals Inc.	387,465	2,282
*	Compass Therapeutics Inc.	972,724	2,218
*,1	Citius Pharmaceuticals Inc.	1,815,400	2,197
*,1	Evelo Biosciences Inc.	1,044,321	2,183
*	Voyager Therapeutics Inc.	366,690	2,171
*	Actinium Pharmaceuticals Inc.	289,718	2,138
*	Verastem Inc.	2,505,230	2,129
*	Tactile Systems Technology Inc.	272,781	2,125
*	Savara Inc.	1,364,092	2,114
*,1	Absci Corp.	668,992	2,094
*	Akouos Inc.	307,616	2,079
*	Gritstone bio Inc.	802,480	2,062
*,1	Aerovate Therapeutics Inc.	123,167	2,042
*	Capricor Therapeutics Inc.	339,900	2,039
*,1	Oncology Institute Inc.	437,166	2,024
*	Satsuma Pharmaceuticals Inc.	336,712	2,020
[1]	ProPhase Labs Inc.	176,029	1,986
*,1	Celularity Inc. Class A	845,000	1,952

		Shares	Market Value ($000)
*,1	Lineage Cell Therapeutics Inc.	1,704,495	1,926
*	Convey Health Solutions Holdings Inc.	180,489	1,897
*	Ardelyx Inc.	1,592,622	1,895
*,1	GreenLight Biosciences Holdings PBC	811,503	1,883
*	Apyx Medical Corp.	418,559	1,879
*	Omega Therapeutics Inc.	342,824	1,858
*	Kronos Bio Inc.	554,286	1,857
*,1	CEL - SCI Corp.	598,752	1,850
*	Durect Corp.	3,190,608	1,845
*	Chimerix Inc.	948,029	1,830
*,1	BrainStorm Cell Therapeutics Inc.	405,606	1,793
*	Avita Medical Inc.	339,404	1,789
*	InfuSystem Holdings Inc.	250,919	1,754
*	Vicarious Surgical Inc.	523,257	1,753
*,1	Tango Therapeutics Inc.	481,251	1,742
*,1	Paratek Pharmaceuticals Inc.	675,048	1,735
*	Singular Genomics Systems Inc.	650,374	1,626
*	Anixa Biosciences Inc.	327,750	1,613
*,1	Outlook Therapeutics Inc.	1,315,321	1,605
*	Tabula Rasa HealthCare Inc.	322,440	1,548
*,1	CorMedix Inc.	537,509	1,521
*	Silverback Therapeutics Inc.	288,024	1,521
*,1	Seelos Therapeutics Inc.	1,475,830	1,520
*	Celcuity Inc.	150,836	1,514
*	Personalis Inc.	508,354	1,510
*	Lyra Therapeutics Inc.	301,370	1,510
*	Infinity Pharmaceuticals Inc.	1,258,444	1,498
*	Alzamend Neuro Inc.	1,256,985	1,496
*	Matinas BioPharma Holdings Inc.	2,344,721	1,491
*	F-star Therapeutics Inc.	285,564	1,462
*,1	Innovage Holding Corp.	247,731	1,457
*,1	Asensus Surgical Inc. Class A	3,243,434	1,456
*,1	Acumen Pharmaceuticals Inc.	142,419	1,428
*,1	Co-Diagnostics Inc.	444,078	1,425
*,1	P3 Health Partners Inc.	307,581	1,421
*	Nautilus Biotechnology Inc. Class A	664,589	1,409
*	PepGen Inc.	155,209	1,409
*	Atossa Therapeutics Inc.	1,683,368	1,403
*	Rezolute Inc.	511,760	1,402
*,1	Assertio Holdings Inc.	615,203	1,397
*,1	DermTech Inc.	352,541	1,396
*	Enzo Biochem Inc.	624,206	1,392
*	ORIC Pharmaceuticals Inc.	431,438	1,381
*,1	SmileDirectClub Inc. Class A	1,521,157	1,377
*,1	ProKidney Corp. Class A	152,100	1,370
*	Athira Pharma Inc.	458,537	1,362
*	Vaxxinity Inc. Class A	681,666	1,350
*,1	MediciNova Inc.	609,149	1,322
*	Harvard Bioscience Inc.	511,664	1,310
*	FONAR Corp.	92,217	1,305
*,1	DarioHealth Corp.	280,055	1,297
*	Talkspace Inc.	1,257,187	1,295
*	Puma Biotechnology Inc.	528,174	1,252
*,1	Tyra Biosciences Inc.	142,355	1,251
*,1	VBI Vaccines Inc.	1,738,774	1,227
*	Alpine Immune Sciences Inc.	169,911	1,223
*	CytomX Therapeutics Inc.	843,775	1,223
*	Inozyme Pharma Inc.	451,101	1,209

		Shares	Market Value ($000)
*	Neuronetics Inc.	377,382	1,200
*	Akumin Inc.	694,494	1,188
*	Adverum Biotechnologies Inc.	1,240,466	1,178
*	Stereotaxis Inc.	638,545	1,149
*	Viracta Therapeutics Inc.	268,632	1,147
*,1	Science 37 Holdings Inc.	712,362	1,147
*	Ovid therapeutics Inc.	621,953	1,144
*	Sesen Bio Inc.	2,667,125	1,134
*	Olema Pharmaceuticals Inc.	408,589	1,128
*	Praxis Precision Medicines Inc.	492,896	1,119
*	Prelude Therapeutics Inc.	169,140	1,118
*	XOMA Corp.	61,817	1,107
*	Galectin Therapeutics Inc.	669,113	1,091
*	TFF Pharmaceuticals Inc.	268,314	1,089
*	MyMD Pharmaceuticals Inc.	410,026	1,070
*	Jounce Therapeutics Inc.	455,436	1,066
*	aTyr Pharma Inc.	352,693	1,058
*	Standard BioTools Inc.	960,982	1,057
*	Miromatrix Medical Inc.	241,017	1,056
*,1	Inmune Bio Inc.	167,766	1,040
*	Ikena Oncology Inc.	292,651	1,039
*	PDS Biotechnology Corp.	347,979	1,033
*	Tela Bio Inc.	118,352	1,008
*	Electromed Inc.	98,004	1,005
*	Pieris Pharmaceuticals Inc.	871,212	1,002
*	Owlet Inc.	925,703	991
*	KORU Medical Systems Inc.	440,977	983
*	Shattuck Labs Inc.	363,637	982
*	Spectrum Pharmaceuticals Inc.	2,282,517	981
*	Annovis Bio Inc.	70,905	971
*,1	Bright Green Corp.	898,200	970
*,1	Oyster Point Pharma Inc.	171,624	965
*	Dare Bioscience Inc.	955,807	956
*,1	PAVmed Inc.	1,069,670	920
*	ChromaDex Corp.	742,094	913
*,1	Cardiff Oncology Inc.	589,837	908
*	Syros Pharmaceuticals Inc.	139,962	901
*,1	Biora Therapeutics Inc.	1,855,459	900
*	Precision BioSciences Inc.	690,689	898
*,1	Checkpoint Therapeutics Inc.	860,683	895
*,1	Rani Therapeutics Holdings Inc. Class A	92,864	890
*	Cue Biopharma Inc.	392,131	874
*	CVRx Inc.	93,620	873
*,1	Pear Therapeutics Inc.	427,197	871
*	Homology Medicines Inc.	535,097	862
*	Assembly Biosciences Inc.	519,500	852
*	Fortress Biotech Inc.	984,130	846
*	Genprex Inc.	597,928	843
*,1	Theseus Pharmaceuticals Inc.	142,199	825
*	Aveanna Healthcare Holdings Inc.	539,512	809
*,1	Clene Inc.	288,123	807
*	Oncocyte Corp.	1,099,189	802
*	Frequency Therapeutics Inc.	443,323	794
*	Merrimack Pharmaceuticals Inc.	211,855	794
*	Immunic Inc.	250,592	792
*	TCR2 Therapeutics Inc.	438,705	790
*	Sonida Senior Living Inc.	48,598	789
*	Clearside Biomedical Inc.	696,581	787

		Shares	Market Value ($000)
*	CytoSorbents Corp.	574,625	781
*,1	Spero Therapeutics Inc.	387,103	774
*	Societal CDMO Inc.	470,492	767
*	Forian Inc.	228,825	767
*,1	ATI Physical Therapy Inc.	766,382	766
*	Akebia Therapeutics Inc.	2,409,053	762
*,1	Accelerate Diagnostics Inc.	499,459	759
*	Leap Therapeutics Inc.	850,256	748
	AirSculpt Technologies Inc.	115,400	742
	XBiotech Inc.	203,977	738
*	LENSAR Inc.	133,054	738
*	Curis Inc.	1,052,279	737
*	scPharmaceuticals Inc.	110,442	720
*,1	SCYNEXIS Inc.	297,917	715
*	Streamline Health Solutions Inc.	582,649	693
*	9 Meters Biopharma Inc.	3,218,460	692
*,1	Apexigen Inc.	253,500	684
*	Palatin Technologies Inc.	115,497	684
*	iCAD Inc.	318,743	669
*	Opiant Pharmaceuticals Inc.	62,250	669
*	VolitionRX Ltd.	489,552	666
*	Biomerica Inc.	167,984	660
*	enVVeno Medical Corp.	104,199	654
*,1	Eton Pharmaceuticals Inc.	311,038	653
*	Pardes Biosciences Inc. Class A	350,409	648
*	Magenta Therapeutics Inc.	459,219	647
*,1	Atreca Inc. Class A	392,599	616
*	Graphite Bio Inc.	193,655	614
*,1	NightHawk Biosciences Inc.	351,949	609
*	Taysha Gene Therapies Inc.	313,296	605
*	Synlogic Inc.	623,408	592
*,1	Vor BioPharma Inc.	144,337	574
*	Lipocine Inc.	1,260,794	567
*	Minerva Neurosciences Inc.	61,455	567
*,1	MEI Pharma Inc.	1,463,566	566
*	Surface Oncology Inc.	535,974	557
*,1	Immunome Inc.	125,377	557
*	Eledon Pharmaceuticals Inc.	200,945	555
*	Augmedix Inc.	382,907	555
*	NextCure Inc.	201,452	554
*	Oncternal Therapeutics Inc.	620,309	553
*	Larimar Therapeutics Inc.	172,508	552
*	Hepion Pharmaceuticals Inc.	1,089,086	550
*,1	SQZ Biotechnologies Co.	240,692	549
*	Great Elm Group Inc.	274,500	549
*	Passage Bio Inc.	438,742	548
*,1	Surrozen Inc.	271,491	548
*,1	Sientra Inc.	849,618	544
*	Sanara Medtech Inc.	18,321	544
*	Eyenovia Inc.	277,328	542
*,1	Microbot Medical Inc.	113,273	541
*	Equillium Inc.	242,039	537
*	Icosavax Inc.	169,005	534
*	AIkido Pharma Inc.	77,589	531
*	UpHealth Inc.	984,568	524
*,1	iBio Inc.	3,046,799	519
*	IsoRay Inc.	2,232,052	513
*	Trevi Therapeutics Inc.	330,842	509

		Shares	Market Value ($000)
*	Milestone Scientific Inc.	643,170	508
	Psychemedics Corp.	78,208	504
*	Mustang Bio Inc.	1,070,054	502
*	Conformis Inc.	2,618,559	501
*	Vapotherm Inc.	318,283	500
*	CareCloud Inc.	119,683	500
*	Greenwich Lifesciences Inc.	54,664	497
*	Werewolf Therapeutics Inc.	109,878	496
*	Champions Oncology Inc.	65,827	494
*	Rain Therapeutics Inc.	100,844	492
*	Tenaya Therapeutics Inc.	169,457	491
*	Retractable Technologies Inc.	246,386	488
*	ImmuCell Corp.	65,076	487
*	Verrica Pharmaceuticals Inc.	166,230	485
*,1	GT Biopharma Inc.	275,711	485
*,1	Third Harmonic Bio Inc.	25,547	485
*	Moleculin Biotech Inc.	454,105	481
*	Lantern Pharma Inc.	99,130	474
*,1	Aquestive Therapeutics Inc.	399,860	468
*,1	Impel Pharmaceuticals Inc.	95,935	467
*,1	Hyperfine Inc. Class A	566,000	458
*	Astria Therapeutics Inc.	50,607	457
*	AquaBounty Technologies Inc.	579,648	453
*	Ocuphire Pharma Inc.	224,241	451
*	X4 Pharmaceuticals Inc.	262,584	449
*	Axcella Health Inc.	260,976	446
*,1	Zynerba Pharmaceuticals Inc.	603,145	442
*	Biotricity Inc.	550,453	440
*,1	Pulse Biosciences Inc.	190,750	439
*	Tracon Pharmaceuticals Inc.	262,440	438
*,1	AcelRx Pharmaceuticals Inc.	2,074,054	433
*	Xilio Therapeutics Inc.	147,680	430
*	Orgenesis Inc.	300,195	426
*,1	Black Diamond Therapeutics Inc.	251,865	426
*,1	Gelesis Holdings Inc.	394,479	426
*	Molecular Templates Inc.	565,684	424
*	Hookipa Pharma Inc.	314,578	422
*,1	RVL Pharmaceuticals plc	200,978	422
*	Candel Therapeutics Inc.	133,875	420
*,1	Adamis Pharmaceuticals Corp.	2,103,096	417
*	Protara Therapeutics Inc.	140,444	416
*	Solid Biosciences Inc.	882,100	412
*	Renovacor Inc.	163,183	411
*	SELLAS Life Sciences Group Inc.	201,652	407
*,1	Enochian Biosciences Inc.	223,050	404
*	Cyclerion Therapeutics Inc.	468,984	403
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*	IRIDEX Corp.	163,869	395
*	Novan Inc.	209,835	392
*	CASI Pharmaceuticals Inc.	150,695	392
*	AN2 Therapeutics Inc.	22,524	391
*,1	Gemini Therapeutics Inc. Class A	237,759	390
*	Exagen Inc.	141,784	384
*,1	Invacare Corp.	490,517	383
*	Decibel Therapeutics Inc.	110,152	381
*	Kewaunee Scientific Corp.	21,459	378
*	Lumos Pharma Inc.	42,130	373
*	VistaGen Therapeutics Inc.	2,426,478	369

		Shares	Market Value ($000)
*,1	BioCardia Inc.	189,000	367
*	Rapid Micro Biosystems Inc. Class A	113,675	367
*	Achieve Life Sciences Inc.	109,487	361
*,1	AIM ImmunoTech Inc.	619,120	360
*	Trevena Inc.	2,309,501	354
*	Cidara Therapeutics Inc.	551,919	347
*,1	Aspira Women's Health Inc.	902,198	336
*	Reneo Pharmaceuticals Inc.	99,437	333
*	Eargo Inc.	316,063	332
*	Avrobio Inc.	513,661	330
*,1	Synaptogenix Inc.	49,136	329
*	Aeglea BioTherapeutics Inc.	615,732	324
*	GlycoMimetics Inc.	582,678	321
*	Marker Therapeutics Inc.	869,815	321
*,1	NeuroPace Inc.	85,399	320
*	Vigil Neuroscience Inc.	35,034	319
*	Talaris Therapeutics Inc.	119,365	314
*,1	Oragenics Inc.	1,364,121	310
*	Neoleukin Therapeutics Inc.	478,112	306
*,1	NRX Pharmaceuticals Inc.	410,783	304
*	Bio-Path Holdings Inc.	94,978	303
*,1	Quince Therapeutics Inc.	225,353	300
*	Harpoon Therapeutics Inc.	308,417	299
*	UNITY Biotechnology Inc.	755,521	299
*	Pyxis Oncology Inc.	151,114	298
*	Five Star Senior Living Inc.	312,843	297
*,1	Delcath Systems Inc.	92,408	296
*,1	vTv Therapeutics Inc. Class A	304,454	295
*	Corvus Pharmaceuticals Inc.	356,146	292
*	ElectroCore Inc.	718,880	292
*,1	Athenex Inc.	1,063,900	287
*	ARCA biopharma Inc.	138,094	284
*	DiaMedica Therapeutics Inc.	228,271	283
*	Precipio Inc.	352,392	283
*	Corbus Pharmaceuticals Holdings Inc.	1,697,444	280
*	Ekso Bionics Holdings Inc.	179,165	279
*,1	Vivani Medical Inc.	122,404	279
*	Pro-Dex Inc.	15,693	278
*	Alimera Sciences Inc.	53,677	273
*	Aligos Therapeutics Inc.	246,820	271
*,1	NanoViricides Inc.	154,171	267
*	Clever Leaves Holdings Inc.	441,061	266
*	NeuroMetrix Inc.	94,942	265
*	Nemaura Medical Inc.	126,397	263
*	Lisata Therapeutics Inc.	56,705	263
*	Eliem Therapeutics Inc.	80,793	261
[1]	Catalyst Biosciences Inc.	513,243	259
*,1	BioSig Technologies Inc.	403,690	258
*	Predictive Oncology Inc.	712,227	256
*	Alpha Teknova Inc.	73,861	247
*	Cocrystal Pharma Inc.	841,362	245
*	Acutus Medical Inc.	277,784	244
*,1	T2 Biosystems Inc.	2,150,741	243
*,1	Idera Pharmaceuticals Inc.	644,948	242
*,1	Longeveron Inc.	65,011	241
*,1	Rubius Therapeutics Inc.	553,386	240
*	Aptevo Therapeutics Inc.	78,656	239
*,1	Vincerx Pharma Inc.	173,040	239

		Shares	Market Value ($000)
*	Avalo Therapeutics Inc.	71,951	239
*	SAB Biotherapeutics Inc.	339,966	238
*	Galera Therapeutics Inc.	135,361	236
*	Otonomy Inc.	800,841	236
*	Bolt Biotherapeutics Inc.	157,140	233
*	Aileron Therapeutics Inc.	1,106,799	229
*	Applied Therapeutics Inc.	242,749	226
*,1	Biolase Inc.	92,558	225
*,1	Lannett Co. Inc.	491,745	221
*	Surgalign Holdings Inc.	63,088	220
*	Cellectar Biosciences Inc.	65,376	220
*,1	Athersys Inc.	118,026	218
*	Applied Molecular Transport Inc.	222,282	216
*,1	PLx Pharma Inc.	329,367	214
*,1	Organovo Holdings Inc.	104,359	214
*	180 Life Sciences Corp.	307,089	209
*	Dyadic International Inc.	108,822	208
*	Onconova Therapeutics Inc.	236,310	208
*	Strata Skin Sciences Inc.	235,454	205
*	Regulus Therapeutics Inc.	119,991	204
*,1	Reviva Pharmaceuticals Holdings Inc.	127,955	203
*	Biocept Inc.	217,755	201
*	Cumberland Pharmaceuticals Inc.	82,984	200
*	Quotient Ltd.	1,327,497	199
*,1	Eloxx Pharmaceuticals Inc.	1,154,415	196
*	Finch Therapeutics Group Inc.	116,096	194
*	Oncorus Inc.	224,961	191
*	Better Therapeutics Inc.	108,601	191
*	Synthetic Biologics Inc.	194,212	191
*	Codiak Biosciences Inc.	236,468	185
*	Aptinyx Inc. Class A	490,875	181
*	Vivos Therapeutics Inc.	274,143	178
*	American Shared Hospital Services	68,206	177
*	Soligenix Inc.	400,675	175
*,1	Jaguar Health Inc.	1,077,767	168
*,1	Abeona Therapeutics Inc.	55,346	168
*	Sio Gene Therapies Inc.	593,038	166
*,1	Chembio Diagnostics Inc.	456,448	165
*,1	VYNE Therapeutics Inc.	738,229	165
*	Applied Genetic Technologies Corp.	603,829	164
*	Forte Biosciences Inc.	148,829	159
*,1	Jasper Therapeutics Inc.	201,513	159
*,1	Rockwell Medical Inc.	119,969	158
*,1	Ampio Pharmaceuticals Inc.	2,591,929	157
*	ENDRA Life Sciences Inc.	513,961	157
*	Bellerophon Therapeutics Inc.	142,009	155
*	Codex DNA Inc.	93,668	155
*	Cyteir Therapeutics Inc.	80,980	155
*	Diffusion Pharmaceuticals Inc.	28,936	155
*	Pasithea Therapeutics Corp.	120,656	152
*	Armata Pharmaceuticals Inc.	35,825	151
*	Sensei Biotherapeutics Inc.	97,509	151
*	IMARA Inc.	65,610	150
*	Tempest Therapeutics Inc.	84,613	147
*	AgeX Therapeutics Inc.	259,011	145
*	NeuBase Therapeutics Inc.	362,230	143
*,1	Spruce Biosciences Inc.	104,042	143
*	Talis Biomedical Corp.	209,178	143

		Shares	Market Value ($000)
*,1	Tonix Pharmaceuticals Holding Corp.	266,441	142
*	OncoSec Medical Inc.	286,551	140
*	Sonendo Inc.	130,960	140
*	Lucira Health Inc.	130,090	138
*	Cyclo Therapeutics Inc.	71,043	137
*	Aravive Inc.	166,831	136
*	Calithera Biosciences Inc.	46,049	135
*	Imunon Inc.	79,599	134
*,1	NanoVibronix Inc.	289,829	133
*	Processa Pharmaceuticals Inc.	58,032	131
*	OpGen Inc.	444,132	127
*,1	Cyclacel Pharmaceuticals Inc.	86,789	127
*	Cabaletta Bio Inc.	191,748	125
*,2	Strongbridge Biopharma plc CVR	687,671	125
*	Nutriband Inc.	34,914	125
*,1	Humanigen Inc.	682,358	123
*	Aprea Therapeutics Inc.	187,071	122
*,1	Aridis Pharmaceuticals Inc.	128,846	120
*	Biofrontera Inc.	114,476	120
*	cbdMD Inc.	529,204	119
*	GeoVax Labs Inc.	107,554	117
*	Vyant Bio Inc.	210,231	117
*,1	SiNtx Technologies Inc.	362,591	116
*,1	Kala Pharmaceuticals Inc.	508,706	113
*	INVO BioScience Inc.	105,539	112
*,1	Bellicum Pharmaceuticals Inc.	92,706	111
*	Aethlon Medical Inc.	190,289	111
*,1	Yield10 Bioscience Inc.	36,944	110
*	TScan Therapeutics Inc.	35,547	108
*	Virpax Pharmaceuticals Inc.	88,040	105
*	SunLink Health Systems Inc.	108,130	104
*	PetVivo Holdings Inc.	52,937	102
*	Petros Pharmaceuticals Inc.	197,908	101
*	Cognition Therapeutics Inc.	53,020	101
*,1	Applied DNA Sciences Inc.	87,412	99
*	Myomo Inc.	61,353	99
*,1	Qualigen Therapeutics Inc.	370,708	99
*	Edesa Biotech Inc.	106,091	98
*	PharmaCyte Biotech Inc.	40,735	98
*	PhaseBio Pharmaceuticals Inc.	545,560	96
*	Pulmatrix Inc.	26,919	96
*	Venus Concept Inc.	211,158	93
*,1	Vaccinex Inc.	188,125	93
*,1	Motus GI Holdings Inc.	37,707	92
*	Graybug Vision Inc.	96,699	91
*,1	Brooklyn ImmunoTherapeutics Inc.	370,478	91
*,1	Nuvectis Pharma Inc.	12,669	90
*	Phio Pharmaceuticals Corp.	154,261	88
*,1	Biodesix Inc.	69,132	88
*	Titan Pharmaceuticals Inc.	81,924	88
*	Longboard Pharmaceuticals Inc.	23,559	88
*	IsoPlexis Corp.	50,953	88
*	Plus Therapeutics Inc.	195,084	87
*	LogicMark Inc.	114,124	86
*,1	Avenue Therapeutics Inc.	8,335	84
*	Soleno Therapeutics Inc.	49,939	83
*	Aziyo Biologics Inc. Class A	11,215	81
*,1	BioVie Inc. Class A	32,672	81

		Shares	Market Value ($000)
*	Lexaria Bioscience Corp.	33,164	81
*,1	Avinger Inc.	70,590	81
*	Viveve Medical Inc.	114,011	78
*	Angion Biomedica Corp.	84,876	78
*	LogicBio Therapeutics Inc.	282,216	77
*	Blue Water Vaccines Inc.	45,090	77
*	Tenon Medical Inc.	58,159	76
*	Artelo Biosciences Inc.	22,022	76
*	Context Therapeutics Inc.	67,299	75
*	SCWorx Corp.	103,672	74
*	Salarius Pharmaceuticals Inc.	377,847	74
*	IN8bio Inc.	36,395	74
*	Hoth Therapeutics Inc.	210,314	73
*	InVivo Therapeutics Holdings Corp.	16,946	73
*	Sonoma Pharmaceuticals Inc.	34,014	72
*	Protagenic Therapeutics Inc.	126,837	72
*	ContraFect Corp.	423,212	71
*	Adial Pharmaceuticals Inc.	203,358	71
*	Immix Biopharma Inc.	52,146	71
*	Navidea Biopharmaceuticals Inc.	276,491	70
*	Monopar Therapeutics Inc.	45,070	69
*	Landos Biopharma Inc.	103,089	67
*,1	eFFECTOR Therapeutics Inc.	117,573	67
*	MiNK Therapeutics Inc.	30,617	65
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*	Aytu BioPharma Inc.	338,161	63
*	Allied Healthcare Products Inc.	45,588	61
*,1	HeartBeam Inc.	15,570	61
*	iSpecimen Inc.	36,786	61
*,1	Enveric Biosciences Inc.	14,425	61
*	Cohbar Inc.	20,231	58
*,1	Ontrak Inc.	121,550	57
*	Timber Pharmaceuticals Inc.	468,843	56
*	Evoke Pharma Inc.	29,851	56
*	Exicure Inc.	34,822	55
*	NexImmune Inc.	97,320	54
*	Dynatronics Corp.	106,188	53
*	HCW Biologics Inc.	23,321	53
*	Xenetic Biosciences Inc.	96,724	52
*,1	Lucid Diagnostics Inc.	33,100	51
*,1	Windtree Therapeutics Inc.	168,233	50
*,1	Fresh Tracks Therapeutics Inc.	27,779	50
*	Galecto Inc.	25,708	49
*	Statera Biopharma Inc.	378,677	49
*	Sigilon Therapeutics Inc.	95,157	48
*	Yumanity Therapeutics Inc.	29,192	46
*	Elevation Oncology Inc.	40,981	46
*	Minerva Surgical Inc.	58,195	46
*	Sera Prognostics Inc. Class A	28,210	45
*	Indaptus Therapeutics Inc.	21,050	45
*	Biorestorative Therapies Inc.	14,000	45
*	HTG Molecular Diagnostics Inc.	70,922	43
*	NovaBay Pharmaceuticals Inc.	373,541	41
*	Kintara Therapeutics Inc.	377,452	41
*	Metacrine Inc.	74,962	36
*	Acorda Therapeutics Inc.	117,219	35
*,1	Calyxt Inc.	192,274	33
*	Imac Holdings Inc.	86,128	33

		Shares	Market Value ($000)
*,1	Ensysce Biosciences Inc.	150,381	32
*	Inhibikase Therapeutics Inc.	34,361	31
*	Tenax Therapeutics Inc.	173,801	30
*	ThermoGenesis Holdings Inc.	121,853	30
*,2	Aduro Biotech Inc. CVR	150,581	28
*	Benitec Biopharma Inc.	74,773	28
*	PolarityTE Inc.	31,876	28
*	Lixte Biotechnology Holdings Inc.	48,388	27
*,1	ReShape Lifesciences Inc.	88,359	27
*	Creative Medical Technology Holdings Inc.	61,050	27
*,1	NeuroBo Pharmaceuticals Inc.	1,984	27
*,1	Sonnet BioTherapeutics Holdings Inc.	18,057	27
*,1	RA Medical Systems Inc.	217,302	26
*	Regional Health Properties Inc.	10,454	25
*,1,2	Oncternal Therapeutics Inc. CVR	20,153	21
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*	Histogen Inc.	13,638	18
*	Assure Holdings Corp.	28,036	18
*	Baudax Bio Inc.	58,320	14
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*	NeuroOne Medical Technologies Corp.	7,700	13
*	Bluejay Diagnostics Inc.	15,899	12
*,1	Aditxt Inc.	3,385	11
*	Femasys Inc.	8,823	10
*,1	First Wave BioPharma Inc.	6,847	10
*	Agile Therapeutics Inc.	29,419	9
*,1	Kiora Pharmaceuticals Inc.	1,499	9
*	Palisade Bio Inc.	77,553	8
*,1	Allarity Therapeutics Inc.	6,925	8
*	Virios Therapeutics Inc.	18,685	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*	Vallon Pharmaceuticals Inc.	22,146	6
*,1	Panbela Therapeutics Inc.	20,608	6
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	5
*	GBS Inc.	11,388	5
*	Star Equity Holdings Inc.	3,800	4
*	Ligand Pharmaceuticals Inc. General CVR	395,811	3
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	F-star Therapeutics Inc. CVR	40,837	3
*	Journey Medical Corp.	1,120	3
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	2
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*	Nuwellis Inc.	2,933	2
*	Healthcare Triangle Inc.	4,362	2
*	Revelation Biosciences Inc.	5,940	2
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*	Advaxis Inc. Warrants Exp. 9/11/24	47,130	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,2	Salarius Pharmaceuticals Inc. Warrants Exp. 1/20/25	119,407	—
*,1,2	SiNtx Technologies Inc. Rights Exp. 10/12/22	362,591	—
			10,717,959
Industrials (14.4%)
*	Uber Technologies Inc.	26,620,889	705,454
	Carlisle Cos. Inc.	692,767	194,259
	Booz Allen Hamilton Holding Corp. Class A	1,773,544	163,787

		Shares	Market Value ($000)
	Hubbell Inc. Class B	721,269	160,843
	TransUnion	2,585,035	153,784
*	Plug Power Inc.	7,002,857	147,130
	Graco Inc.	2,260,593	135,523
	AECOM	1,870,038	127,854
	Regal Rexnord Corp.	892,633	125,290
*	Builders FirstSource Inc.	2,090,042	123,145
	Toro Co.	1,402,943	121,327
*	WillScot Mobile Mini Holdings Corp.	2,866,400	115,602
	Watsco Inc.	445,932	114,810
	Advanced Drainage Systems Inc.	861,180	107,105
	Knight-Swift Transportation Holdings Inc. Class A	2,156,461	105,516
*	Axon Enterprise Inc.	907,357	105,027
	HEICO Corp. Class A	892,527	102,301
	Owens Corning	1,288,749	101,309
	Lincoln Electric Holdings Inc.	773,280	97,217
	Lennox International Inc.	433,736	96,580
*	Middleby Corp.	722,354	92,584
	Tetra Tech Inc.	714,409	91,823
*	Chart Industries Inc.	480,865	88,647
*	CACI International Inc. Class A	313,434	81,825
	Donaldson Co. Inc.	1,652,312	80,980
*	RBC Bearings Inc.	387,447	80,515
	KBR Inc.	1,862,457	80,495
	HEICO Corp.	558,849	80,463
	AGCO Corp.	830,012	79,822
*	Sunrun Inc.	2,851,569	78,675
	Sensata Technologies Holding plc	2,091,481	77,970
	Valmont Industries Inc.	286,481	76,955
*	FTI Consulting Inc.	463,275	76,769
	EMCOR Group Inc.	661,499	76,390
	MDU Resources Group Inc.	2,735,342	74,812
*	Clean Harbors Inc.	673,106	74,028
	ITT Inc.	1,107,178	72,343
	Curtiss-Wright Corp.	514,633	71,616
*	WESCO International Inc.	598,363	71,433
	nVent Electric plc	2,239,082	70,777
	Landstar System Inc.	488,314	70,498
	Acuity Brands Inc.	439,747	69,247
*	XPO Logistics Inc.	1,542,865	68,688
*	Saia Inc.	354,793	67,411
	AMERCO	131,407	66,915
	Science Applications International Corp.	744,599	65,845
*	Trex Co. Inc.	1,483,869	65,201
	Woodward Inc.	808,441	64,885
*	SiteOne Landscape Supply Inc.	606,039	63,113
	Oshkosh Corp.	879,307	61,806
	BWX Technologies Inc.	1,225,516	61,729
*	ASGN Inc.	671,327	60,668
	Exponent Inc.	685,260	60,077
	UFP Industries Inc.	822,236	59,333
	Hexcel Corp.	1,124,233	58,145
*	Avis Budget Group Inc.	386,953	57,447
*	IAA Inc.	1,796,730	57,226
	Crane Holdings Co.	647,985	56,725
*	GXO Logistics Inc.	1,597,488	56,008
*	Clarivate plc	5,796,943	54,433
*	Lyft Inc. Class A	4,127,013	54,353

		Shares	Market Value ($000)
	MSA Safety Inc.	494,202	54,006
*	Evoqua Water Technologies Corp.	1,632,749	53,995
	Applied Industrial Technologies Inc.	514,677	52,899
	Timken Co.	889,148	52,495
*	Stericycle Inc.	1,243,657	52,370
	Ryder System Inc.	691,291	52,186
*	Casella Waste Systems Inc. Class A	681,346	52,048
*,1	ChargePoint Holdings Inc.	3,491,375	51,533
*	Univar Solutions Inc.	2,226,220	50,624
	Armstrong World Industries Inc.	629,930	49,909
*	Kirby Corp.	800,428	48,642
*	MasTec Inc.	765,198	48,590
	Insperity Inc.	474,690	48,461
	Zurn Elkay Water Solutions Corp.	1,961,841	48,065
*	Fluor Corp.	1,909,098	47,517
*	Bloom Energy Corp. Class A	2,369,255	47,361
	Comfort Systems USA Inc.	484,541	47,160
	Watts Water Technologies Inc. Class A	368,671	46,353
	MSC Industrial Direct Co. Inc. Class A	635,834	46,295
	Triton International Ltd.	833,516	45,618
	Simpson Manufacturing Co. Inc.	581,705	45,606
	ManpowerGroup Inc.	692,867	44,822
	Mueller Industries Inc.	748,836	44,511
	Allison Transmission Holdings Inc.	1,303,115	43,993
	Franklin Electric Co. Inc.	530,414	43,340
	Air Lease Corp. Class A	1,387,717	43,033
*	Atkore Inc.	551,969	42,949
	Flowserve Corp.	1,755,356	42,655
	GATX Corp.	474,914	40,439
*	Aerojet Rocketdyne Holdings Inc.	998,666	39,937
	Vertiv Holdings Co. Class A	4,059,817	39,461
*,1	Hertz Global Holdings Inc.	2,414,581	39,309
*	Dycom Industries Inc.	396,229	37,852
*	Beacon Roofing Supply Inc.	681,230	37,277
*	Resideo Technologies Inc.	1,953,850	37,240
	Arcosa Inc.	646,105	36,944
	John Bean Technologies Corp.	424,860	36,538
	Dun & Bradstreet Holdings Inc.	2,916,090	36,130
	Herc Holdings Inc.	346,880	36,034
*	API Group Corp.	2,708,428	35,941
*	TriNet Group Inc.	496,442	35,357
	Korn Ferry	738,691	34,682
	ABM Industries Inc.	892,374	34,115
	Hillenbrand Inc.	928,577	34,097
	UniFirst Corp.	202,009	33,984
*	SPX Technologies Inc.	605,553	33,439
*	Atlas Air Worldwide Holdings Inc.	344,992	32,971
	Albany International Corp. Class A	416,802	32,856
	Forward Air Corp.	355,205	32,061
	EnerSys	548,608	31,913
	Matson Inc.	513,721	31,604
*	Mercury Systems Inc.	777,112	31,551
	Spirit AeroSystems Holdings Inc. Class A	1,418,948	31,103
*	Hub Group Inc. Class A	450,427	31,070
	Federal Signal Corp.	832,487	31,068
	Boise Cascade Co.	522,132	31,046
*	Array Technologies Inc.	1,850,455	30,681
*	Shoals Technologies Group Inc. Class A	1,422,678	30,659

		Shares	Market Value ($000)
*	Ameresco Inc. Class A	455,038	30,251
	Brink's Co.	622,085	30,134
	Encore Wire Corp.	260,647	30,115
	AAON Inc.	558,870	30,112
	Werner Enterprises Inc.	777,050	29,217
*	CBIZ Inc.	680,282	29,102
	Altra Industrial Motion Corp.	862,985	29,014
*	JetBlue Airways Corp.	4,298,419	28,499
*	AeroVironment Inc.	336,633	28,062
	Spirit Airlines Inc.	1,434,735	27,002
	Terex Corp.	900,512	26,781
	McGrath RentCorp	319,085	26,758
	Moog Inc. Class A	379,836	26,721
	Kadant Inc.	160,066	26,701
*	Enovix Corp.	1,452,055	26,623
*,1	SunPower Corp.	1,154,480	26,599
*	Stem Inc.	1,954,764	26,077
*	Alight Inc. Class A	3,545,403	25,988
	Brady Corp. Class A	622,357	25,971
	ICF International Inc.	230,923	25,175
	ESCO Technologies Inc.	341,005	25,043
	CSW Industrials Inc.	207,902	24,907
*	AZEK Co. Inc. Class A	1,476,477	24,539
	Rush Enterprises Inc. Class A	549,041	24,081
	Trinity Industries Inc.	1,107,934	23,654
	ArcBest Corp.	319,932	23,269
	EnPro Industries Inc.	271,039	23,033
	Helios Technologies Inc.	449,242	22,732
*	GMS Inc.	562,127	22,491
	Kennametal Inc.	1,075,708	22,138
*	Core & Main Inc. Class A	970,367	22,066
*	Upwork Inc.	1,604,221	21,849
*	Masonite International Corp.	295,390	21,058
	Mueller Water Products Inc. Class A	2,030,858	20,857
*	Driven Brands Holdings Inc.	738,983	20,677
	Lindsay Corp.	143,025	20,493
*	NV5 Global Inc.	164,774	20,402
	Esab Corp.	603,352	20,128
	Barnes Group Inc.	691,220	19,962
*	Air Transport Services Group Inc.	803,236	19,350
	Maxar Technologies Inc.	1,020,955	19,112
*	Veritiv Corp.	191,596	18,732
*	MYR Group Inc.	219,642	18,610
	Griffon Corp.	624,351	18,431
*	Huron Consulting Group Inc.	273,011	18,087
*	Vicor Corp.	299,916	17,737
*	Kratos Defense & Security Solutions Inc.	1,739,231	17,671
*	PGT Innovations Inc.	840,300	17,613
*	FuelCell Energy Inc.	5,095,352	17,375
*	KAR Auction Services Inc.	1,553,377	17,351
*	Parsons Corp.	442,393	17,342
*	Gibraltar Industries Inc.	420,578	17,214
	Alamo Group Inc.	137,208	16,776
*	AAR Corp.	460,089	16,480
	Kforce Inc.	277,604	16,281
*	Energy Recovery Inc.	745,770	16,213
*,1	Joby Aviation Inc.	3,722,550	16,119
*	NOW Inc.	1,553,130	15,609

		Shares	Market Value ($000)
	MillerKnoll Inc.	996,490	15,545
*	Allegiant Travel Co.	209,089	15,259
*	Construction Partners Inc. Class A	572,104	15,006
	Granite Construction Inc.	585,540	14,867
	HNI Corp.	553,845	14,682
*,1	Virgin Galactic Holdings Inc.	3,086,770	14,539
	Marten Transport Ltd.	758,588	14,535
*	3D Systems Corp.	1,799,663	14,361
*,1	Nikola Corp.	4,070,674	14,329
*	TuSimple Holdings Inc. Class A	1,871,637	14,224
*	Proto Labs Inc.	385,428	14,041
*	Planet Labs PBC	2,571,083	13,961
	Enerpac Tool Group Corp. Class A	772,388	13,772
	Tennant Co.	239,952	13,572
*	CoreCivic Inc.	1,534,740	13,567
*	GEO Group Inc.	1,728,663	13,311
*	Gates Industrial Corp. plc	1,343,275	13,110
*,1	Proterra Inc.	2,603,928	12,968
	Standex International Corp.	155,064	12,661
	H&E Equipment Services Inc.	444,694	12,603
	Healthcare Services Group Inc.	1,041,417	12,591
	AZZ Inc.	344,015	12,560
*	Montrose Environmental Group Inc.	371,337	12,495
*	Hillman Solutions Corp.	1,647,536	12,422
*	Hayward Holdings Inc.	1,376,232	12,207
*	Rocket Lab USA Inc.	2,926,566	11,911
	Apogee Enterprises Inc.	311,289	11,897
*	ACV Auctions Inc. Class A	1,587,699	11,416
*	SkyWest Inc.	698,804	11,363
*,1	Legalzoom.com Inc.	1,314,724	11,267
	Greenbrier Cos. Inc.	454,787	11,038
	Primoris Services Corp.	678,828	11,031
	Kaman Corp.	391,044	10,922
*	Aurora Innovation Inc.	4,939,641	10,917
	Wabash National Corp.	696,478	10,837
	GrafTech International Ltd.	2,456,879	10,589
	Columbus McKinnon Corp.	397,828	10,407
*	SP Plus Corp.	328,471	10,288
*	American Woodmark Corp.	234,293	10,276
*,1	Blink Charging Co.	579,816	10,274
	Deluxe Corp.	603,367	10,046
*	First Advantage Corp.	780,335	10,012
	Astec Industries Inc.	318,271	9,927
	Schneider National Inc. Class B	487,752	9,901
*	Hawaiian Holdings Inc.	736,352	9,683
*	Janus International Group Inc.	1,071,446	9,557
	Heartland Express Inc.	664,663	9,511
*,1	SES AI Corp.	1,940,855	9,471
*	JELD-WEN Holding Inc.	1,075,847	9,414
*	Viad Corp.	294,902	9,313
*	Sterling Infrastructure Inc.	431,896	9,273
	Shyft Group Inc.	447,290	9,138
	Douglas Dynamics Inc.	321,950	9,021
*	TrueBlue Inc.	462,007	8,815
	Matthews International Corp. Class A	388,975	8,717
*	Titan International Inc.	709,956	8,619
*,1	Desktop Metal Inc. Class A	3,221,098	8,343
*	BlueLinx Holdings Inc.	132,713	8,241

		Shares	Market Value ($000)
*	MRC Global Inc.	1,129,480	8,121
	Steelcase Inc. Class A	1,229,249	8,015
*	Titan Machinery Inc.	282,410	7,981
	CRA International Inc.	89,325	7,927
*	Franklin Covey Co.	172,590	7,834
	Resources Connection Inc.	432,236	7,811
*	Triumph Group Inc.	905,340	7,777
	Gorman-Rupp Co.	323,489	7,696
	Interface Inc. Class A	843,135	7,580
	Quanex Building Products Corp.	413,572	7,510
*	Transcat Inc.	98,932	7,488
	Ennis Inc.	364,281	7,333
	Insteel Industries Inc.	275,483	7,309
*	Great Lakes Dredge & Dock Corp.	944,534	7,160
	Heidrick & Struggles International Inc.	275,480	7,160
*,1	Fluence Energy Inc. Class A	482,773	7,044
	Barrett Business Services Inc.	87,231	6,804
*	Cimpress plc	276,280	6,763
	ACCO Brands Corp.	1,376,960	6,747
	Argan Inc.	208,536	6,709
	Kelly Services Inc. Class A	493,496	6,707
*	Heritage-Crystal Clean Inc.	219,044	6,477
*	Thermon Group Holdings Inc.	411,442	6,340
*	Babcock & Wilcox Enterprises Inc.	990,951	6,322
	Global Industrial Co.	234,808	6,300
[1]	Tecnoglass Inc.	297,042	6,235
	Genco Shipping & Trading Ltd.	489,570	6,134
*	Sun Country Airlines Holdings Inc.	438,720	5,971
	Eagle Bulk Shipping Inc.	137,136	5,922
*	TPI Composites Inc.	524,554	5,917
*	Forrester Research Inc.	163,587	5,891
	Luxfer Holdings plc	384,463	5,575
*	Infrastructure & Energy Alternatives Inc.	410,663	5,560
*	Sterling Check Corp.	315,195	5,560
	Pitney Bowes Inc.	2,362,800	5,505
	Rush Enterprises Inc. Class B	112,598	5,395
*	Ducommun Inc.	132,355	5,249
	REV Group Inc.	471,268	5,198
*	Custom Truck One Source Inc.	891,609	5,198
	Allied Motion Technologies Inc.	178,792	5,117
*	Frontier Group Holdings Inc.	520,894	5,053
	VSE Corp.	142,668	5,050
	Cadre Holdings Inc.	203,641	4,900
*	CIRCOR International Inc.	295,107	4,866
*	Hyliion Holdings Corp.	1,660,409	4,765
*	V2X Inc.	133,850	4,738
*	Daseke Inc.	863,857	4,673
*,1	Microvast Holdings Inc.	2,579,721	4,669
	Aris Water Solution Inc. Class A	359,879	4,592
*,1	Archer Aviation Inc. Class A	1,745,416	4,556
	National Presto Industries Inc.	69,459	4,518
*	HireRight Holdings Corp.	295,917	4,516
*	DXP Enterprises Inc.	189,642	4,491
*	Harsco Corp.	1,133,381	4,239
*,1	Energy Vault Holdings Inc.	785,800	4,149
	Covenant Logistics Group Inc. Class A	140,272	4,026
*	AerSale Corp.	215,325	3,992
*	Manitowoc Co. Inc.	511,323	3,963

		Shares	Market Value ($000)
	Alta Equipment Group Inc.	347,612	3,827
*	BrightView Holdings Inc.	479,691	3,809
	Omega Flex Inc.	40,875	3,786
*	CECO Environmental Corp.	427,598	3,784
*	Northwest Pipe Co.	127,093	3,571
	Park Aerospace Corp.	316,309	3,492
*	IES Holdings Inc.	122,362	3,380
	Miller Industries Inc.	158,744	3,380
	Kimball International Inc. Class B	521,867	3,283
	Universal Logistics Holdings Inc.	103,375	3,279
*	Tutor Perini Corp.	592,371	3,270
*,1	FiscalNote Holdings Inc.	509,035	3,243
*,1	Velo3D Inc.	820,860	3,234
*	FTAI Infrastructure Inc.	1,347,300	3,234
*	Hudson Technologies Inc.	437,171	3,213
*,1	ESS Tech Inc.	777,617	3,180
	LSI Industries Inc.	397,782	3,059
*	PAM Transportation Services Inc.	94,890	2,938
	Preformed Line Products Co.	41,158	2,928
*	Atlas Technical Consultants Inc. Class A	440,263	2,928
*	Wheels Up Experience Inc.	2,524,552	2,903
	Hyster-Yale Materials Handling Inc.	133,633	2,874
*,1	NuScale Power Corp.	235,753	2,754
*	Astronics Corp.	348,489	2,739
	Powell Industries Inc.	129,883	2,738
*,1	Sarcos Technology & Robotics Corp.	1,204,198	2,673
*,1	Blade Air Mobility Inc.	641,231	2,584
*	Willdan Group Inc.	167,641	2,483
*	Red Violet Inc.	141,569	2,452
*	Blue Bird Corp.	289,116	2,414
*	Innovative Solutions & Support Inc.	279,696	2,414
*,1	Heliogen Inc.	1,272,551	2,367
*	Hill International Inc.	712,201	2,365
*	Yellow Corp.	465,327	2,359
*	Radiant Logistics Inc.	413,255	2,351
*	Bowman Consulting Group Ltd. Class A	152,274	2,223
*,1	Skillsoft Corp.	1,168,729	2,139
*	Distribution Solutions Group Inc.	74,490	2,098
*,1	Hyzon Motors Inc.	1,220,210	2,074
	Hurco Cos. Inc.	88,184	1,982
*	NeoVolta Inc.	365,143	1,837
*	Concrete Pumping Holdings Inc.	281,486	1,816
*	Commercial Vehicle Group Inc.	402,863	1,813
*,1	Markforged Holding Corp.	911,060	1,804
*,1	SKYX Platforms Corp.	489,023	1,804
*	RCM Technologies Inc.	107,123	1,788
*	Quest Resource Holding Corp.	205,290	1,733
*	Matrix Service Co.	390,745	1,618
	Pangaea Logistics Solutions Ltd.	349,494	1,615
*	American Superconductor Corp.	363,751	1,593
*,1	Beam Global	129,186	1,576
*,1	Advent Technologies Holdings Inc.	505,567	1,547
*,1	Spire Global Inc.	1,430,750	1,545
	Eastern Co.	88,795	1,541
*	DLH Holdings Corp.	125,624	1,541
*	Willis Lease Finance Corp.	46,993	1,539
*,1	Symbotic Inc. Class A	132,400	1,523
	BGSF Inc.	136,529	1,517

		Shares	Market Value ($000)
*	Twin Disc Inc.	129,437	1,485
	Park-Ohio Holdings Corp.	125,056	1,414
*	L B Foster Co. Class A	142,200	1,388
*,1	Terran Orbital Corp.	782,660	1,385
*	EVI Industries Inc.	74,732	1,356
	Graham Corp.	147,083	1,293
*	Performant Financial Corp.	685,773	1,269
*,1	Sunworks Inc.	454,901	1,269
*	Gencor Industries Inc.	137,266	1,237
*	Knightscope Inc. Class A	510,157	1,235
	ARC Document Solutions Inc.	533,380	1,205
*	Orion Group Holdings Inc.	456,467	1,205
*	Quad/Graphics Inc.	470,360	1,204
*	GEE Group Inc.	1,898,034	1,198
*	Mistras Group Inc.	260,690	1,163
*,1	BlackSky Technology Inc.	770,419	1,156
*	Karat Packaging Inc.	70,978	1,135
*	Manitex International Inc.	195,573	1,121
*	Byrna Technologies Inc.	227,102	1,067
*	NN Inc.	612,157	1,047
*,1	Astra Space Inc.	1,706,484	1,043
	NL Industries Inc.	134,360	1,039
*	Momentus Inc. Class A	710,581	973
*	Hydrofarm Holdings Group Inc.	494,552	959
*,1	Energous Corp.	926,993	955
*	KULR Technology Group Inc.	739,737	947
*,1	Berkshire Grey Inc.	545,737	928
*,1	BitNile Holdings Inc.	5,069,302	928
*,1	View Inc.	677,036	907
*	FTC Solar Inc.	305,975	906
*,1	Eos Energy Enterprises Inc.	537,466	898
*,1	Xos Inc.	747,681	897
*	US Xpress Enterprises Inc. Class A	347,528	855
*	Limbach Holdings Inc.	109,220	830
*	Hudson Global Inc.	24,661	829
*	Mayville Engineering Co. Inc.	125,036	814
*	Ideal Power Inc.	77,902	806
*	VirTra Inc.	139,803	756
*,1	Aqua Metals Inc.	989,763	747
*	Mesa Air Group Inc.	447,024	738
	Acme United Corp.	31,843	733
*	Broadwind Inc.	242,181	731
*	Alpha Pro Tech Ltd.	176,646	715
*	Orion Energy Systems Inc.	453,348	707
*,1	Bird Global Inc. Class A	1,961,426	692
*	FreightCar America Inc.	183,723	685
*	Perma-Pipe International Holdings Inc.	72,289	683
*	Mastech Digital Inc.	46,161	682
*	Virco Manufacturing Corp.	152,389	649
*	Westwater Resources Inc.	554,908	633
*,1	Ocean Power Technologies Inc.	752,572	617
*,1	Lightning eMotors Inc.	372,740	578
*,1	Romeo Power Inc.	1,383,872	554
*	Redwire Corp.	232,847	554
*	Orbital Infrastructure Group Inc.	1,147,712	545
*	Ultralife Corp.	109,767	528
	HireQuest Inc.	39,977	516
*	Team Inc.	480,778	510

		Shares	Market Value ($000)
*,1	AgEagle Aerial Systems Inc.	1,079,804	502
*	Perma-Fix Environmental Services Inc.	99,897	448
*	INNOVATE Corp.	622,508	436
*	Fuel Tech Inc.	347,225	406
*	LS Starrett Co. Class A	44,215	390
*	Williams Industrial Services Group Inc.	250,947	371
*	Taylor Devices Inc.	35,598	362
*	Capstone Green Energy Corp.	192,817	341
*	Air T Inc.	19,355	331
*	SG Blocks Inc.	183,195	324
*	Urban-Gro Inc.	110,909	309
*	Air Industries Group	452,721	299
*	Charah Solutions Inc.	155,860	285
*,1	Flux Power Holdings Inc.	107,827	276
*	India Globalization Capital Inc.	629,478	271
*,1	Odyssey Marine Exploration Inc. Class B	85,385	265
*	Nuvve Holding Corp.	177,660	249
*	Jewett-Cameron Trading Co. Ltd.	44,541	236
*	HyreCar Inc.	251,372	231
*	iSun Inc.	97,442	215
*	Servotronics Inc.	19,002	214
*	Polar Power Inc.	79,893	197
*	SIFCO Industries Inc.	59,569	183
[1]	Mega Matrix Corp.	106,575	180
*	Pioneer Power Solutions Inc.	58,157	165
*	Astrotech Corp.	350,646	155
*,1,2	FTE Networks Inc.	82,837	124
*,1	Agrify Corp.	277,822	121
*	Aeroclean Technologies Inc.	41,422	120
*	DSS Inc.	433,041	111
*	Sigma Additive Solutions Inc.	135,116	110
*	LiqTech International Inc.	246,351	94
*	Applied UV Inc.	68,188	93
*	Wilhelmina International Inc.	22,778	93
*,1	Sidus Space Inc. Class A	40,962	86
*	JanOne Inc.	39,400	84
*	Espey Manufacturing & Electronics Corp.	4,426	61
*,1	Shapeways Holdings Inc.	95,623	60
*	FGI Industries Ltd.	26,156	58
	P&F Industries Inc. Class A	9,628	51
*	Staffing 360 Solutions Inc.	15,190	47
*,1	TOMI Environmental Solutions Inc.	64,701	46
*	Energy Focus Inc.	81,557	42
	Pineapple Energy Inc.	44,913	39
*	Helbiz Inc.	106,121	37
*,1	ShiftPixy Inc.	2,429	34
*,1	Fast Radius Inc.	73,145	29
*	CEA Industries Inc.	23,969	25
*	Gaucho Group Holdings Inc.	107,968	24
*	Where Food Comes From Inc.	1,111	11
	Patriot Transportation Holding Inc.	729	6
*,2	Recycling Asset Holdings Inc.	43,054	5
*	American Rebel Holdings Inc.	5,905	2
			10,907,745
Information Technology (19.1%)
*	Palo Alto Networks Inc.	4,015,350	657,674
*	Snowflake Inc. Class A	3,647,719	619,966
	Marvell Technology Inc.	11,399,050	489,133

		Shares	Market Value ($000)
*	Crowdstrike Holdings Inc. Class A	2,870,032	473,010
*	Workday Inc. Class A	2,673,703	406,991
*	Block Inc. Class A	7,123,824	391,739
	VMware Inc. Class A	2,769,844	294,878
*	Datadog Inc. Class A	3,188,590	283,083
*	Zoom Video Communications Inc. Class A	2,974,711	218,909
*	Cloudflare Inc. Class A	3,800,613	210,212
*	Palantir Technologies Inc. Class A	23,506,273	191,106
*	Zscaler Inc.	1,121,884	184,404
*	MongoDB Inc. Class A	915,654	181,812
*	First Solar Inc.	1,331,235	176,082
*	HubSpot Inc.	646,024	174,504
*	Wolfspeed Inc.	1,659,983	171,576
	Entegris Inc.	1,997,235	165,810
*	Twilio Inc. Class A	2,330,876	161,157
*	Bill.com Holdings Inc.	1,177,779	155,903
*	Splunk Inc.	1,988,874	149,563
*	GoDaddy Inc. Class A	2,097,356	148,661
	SS&C Technologies Holdings Inc.	2,974,636	142,039
*	Fair Isaac Corp.	339,031	139,684
*	Black Knight Inc.	2,094,471	135,575
*	DocuSign Inc. Class A	2,504,638	133,923
*	Paylocity Holding Corp.	549,435	132,733
*	Zendesk Inc.	1,660,609	126,372
	Dell Technologies Inc. Class C	3,550,247	121,312
*	Okta Inc. Class A	2,027,642	115,312
*	Manhattan Associates Inc.	839,535	111,683
*	Avalara Inc.	1,188,536	109,108
	Jabil Inc.	1,838,552	106,103
*	Pure Storage Inc. Class A	3,739,973	102,363
	Genpact Ltd.	2,258,968	98,875
	Cognex Corp.	2,331,784	96,652
*	Dynatrace Inc.	2,705,430	94,176
*	Aspen Technology Inc.	386,135	91,977
*	Lattice Semiconductor Corp.	1,834,530	90,277
*	Ciena Corp.	2,007,087	81,147
	Bentley Systems Inc. Class B	2,621,811	80,201
*	Arrow Electronics Inc.	855,588	78,877
*,1	Unity Software Inc.	2,409,167	76,756
*	Dropbox Inc. Class A	3,670,429	76,051
*	WEX Inc.	592,841	75,255
*	Elastic NV	1,025,406	73,563
*	Five9 Inc.	943,149	70,717
	Western Union Co.	5,164,048	69,715
*	Guidewire Software Inc.	1,128,994	69,523
*	SentinelOne Inc. Class A	2,686,980	68,679
*	Toast Inc. Class A	4,051,955	67,749
	National Instruments Corp.	1,779,225	67,148
	Littelfuse Inc.	332,802	66,124
*	Qualys Inc.	470,521	65,586
*	ExlService Holdings Inc.	442,091	65,147
	Concentrix Corp.	572,677	63,928
*	Lumentum Holdings Inc.	925,791	63,481
*	Nutanix Inc. Class A	3,028,817	63,090
	MKS Instruments Inc.	763,413	63,088
	Switch Inc. Class A	1,838,297	61,932
*	Coherent Corp.	1,741,813	60,702
*	Rogers Corp.	250,664	60,631

		Shares	Market Value ($000)
*	SPS Commerce Inc.	487,231	60,529
*	Smartsheet Inc. Class A	1,743,221	59,897
*	Coupa Software Inc.	1,018,117	59,865
*	UiPath Inc. Class A	4,667,941	58,863
*	Silicon Laboratories Inc.	459,078	56,669
*	Novanta Inc.	479,291	55,430
	Universal Display Corp.	582,427	54,952
	Dolby Laboratories Inc. Class A	821,307	53,508
*	Synaptics Inc.	530,198	52,495
*	Tenable Holdings Inc.	1,500,187	52,207
*,1	Affirm Holdings Inc. Class A	2,773,779	52,036
*	Cirrus Logic Inc.	742,765	51,102
	Power Integrations Inc.	764,896	49,198
*	Euronet Worldwide Inc.	631,594	47,850
*	Workiva Inc. Class A	613,790	47,753
*	Fabrinet	495,001	47,248
*	Box Inc. Class A	1,930,216	47,078
*	Calix Inc.	768,703	46,999
	Maximus Inc.	811,182	46,943
	TD SYNNEX Corp.	563,909	45,784
*	Alteryx Inc. Class A	817,154	45,630
*	Procore Technologies Inc.	920,311	45,537
	Avnet Inc.	1,258,797	45,468
*	Confluent Inc. Class A	1,900,727	45,180
*	New Relic Inc.	770,545	44,214
*	Blackline Inc.	728,136	43,615
*	Alarm.com Holdings Inc.	665,430	43,160
*	Teradata Corp.	1,374,608	42,695
*	Onto Innovation Inc.	661,956	42,398
*	RingCentral Inc. Class A	1,039,178	41,526
*	Viavi Solutions Inc.	3,023,041	39,451
	Advanced Energy Industries Inc.	505,222	39,109
*	Varonis Systems Inc. Class B	1,473,764	39,084
*	Diodes Inc.	600,635	38,987
*	Marqeta Inc. Class A	5,394,532	38,409
*	Sprout Social Inc. Class A	621,524	37,714
*	IPG Photonics Corp.	446,371	37,651
*	Rambus Inc.	1,460,951	37,137
*	Gitlab Inc. Class A	721,343	36,947
*	Sanmina Corp.	783,721	36,114
	Badger Meter Inc.	389,264	35,964
*	MACOM Technology Solutions Holdings Inc.	694,123	35,949
	Belden Inc.	590,333	35,432
	Vontier Corp.	2,110,961	35,274
*	nCino Inc.	1,025,330	34,974
*	NCR Corp.	1,835,175	34,887
*	Rapid7 Inc.	782,760	33,580
*	Insight Enterprises Inc.	404,946	33,372
*	Super Micro Computer Inc.	596,049	32,824
*	Envestnet Inc.	733,741	32,578
*	CommVault Systems Inc.	611,986	32,460
*	Plexus Corp.	369,509	32,354
*	AppLovin Corp. Class A	1,650,273	32,164
*	MaxLinear Inc. Class A	984,135	32,102
*	ACI Worldwide Inc.	1,519,700	31,762
	Vishay Intertechnology Inc.	1,736,361	30,890
*	Shift4 Payments Inc. Class A	687,208	30,656
*	Altair Engineering Inc. Class A	692,757	30,634

		Shares	Market Value ($000)
*	Viasat Inc.	1,006,901	30,439
*	Perficient Inc.	460,800	29,961
	Kulicke & Soffa Industries Inc.	774,180	29,829
*,1	DigitalOcean Holdings Inc.	820,703	29,685
*	Verra Mobility Corp. Class A	1,907,971	29,326
*	Verint Systems Inc.	850,909	28,574
*	Ping Identity Holding Corp.	1,014,129	28,467
*	NetScout Systems Inc.	907,201	28,414
	EVERTEC Inc.	901,170	28,252
*	Axcelis Technologies Inc.	454,192	27,506
*	Ambarella Inc.	484,989	27,247
*	Blackbaud Inc.	595,957	26,258
*,1	MicroStrategy Inc. Class A	123,554	26,226
*	Appfolio Inc. Class A	249,708	26,149
*	FormFactor Inc.	1,029,696	25,794
*	Semtech Corp.	869,775	25,580
*	CommScope Holding Co. Inc.	2,759,798	25,418
*	Freshworks Inc. Class A	1,958,495	25,402
*	PagerDuty Inc.	1,094,254	25,244
*	Itron Inc.	598,513	25,203
*	Q2 Holdings Inc.	758,702	24,430
	Progress Software Corp.	570,844	24,289
*	DoubleVerify Holdings Inc.	856,507	23,425
*	Appian Corp. Class A	565,840	23,103
*	Kyndryl Holdings Inc.	2,768,483	22,895
*	Impinj Inc.	285,485	22,847
*,1	Asana Inc. Class A	1,018,276	22,636
	CSG Systems International Inc.	427,352	22,598
	Amkor Technology Inc.	1,315,849	22,435
*	Extreme Networks Inc.	1,694,102	22,142
*	Sabre Corp.	4,298,456	22,137
*	Clear Secure Inc. Class A	959,412	21,932
*	Evo Payments Inc. Class A	657,288	21,888
*	KnowBe4 Inc. Class A	1,048,835	21,826
	Xerox Holdings Corp.	1,540,386	20,148
	Adeia Inc.	1,347,776	19,058
*	Flywire Corp.	826,178	18,969
*	Harmonic Inc.	1,446,476	18,905
*	Paycor HCM Inc.	636,597	18,818
*	Allegro MicroSystems Inc.	856,225	18,709
*	TTM Technologies Inc.	1,403,768	18,502
	ADTRAN Holdings Inc.	943,254	18,469
	Methode Electronics Inc.	482,013	17,907
*	Digital Turbine Inc.	1,215,329	17,513
*	Cohu Inc.	673,675	17,367
	Pegasystems Inc.	536,402	17,240
	CTS Corp.	412,126	17,165
*,1	HashiCorp Inc. Class A	532,305	17,135
*	SiTime Corp.	215,154	16,939
*	Everbridge Inc.	547,426	16,905
*	Digi International Inc.	487,563	16,855
*	Clearfield Inc.	157,661	16,498
*	Payoneer Global Inc.	2,723,523	16,477
[1]	Ubiquiti Inc.	55,256	16,221
*	Ultra Clean Holdings Inc.	621,491	16,003
*	Model N Inc.	464,179	15,889
*	LiveRamp Holdings Inc.	870,092	15,801
*	OSI Systems Inc.	218,855	15,771

		Shares	Market Value ($000)
	InterDigital Inc.	389,554	15,746
*	ePlus Inc.	375,099	15,582
*,1	Marathon Digital Holdings Inc.	1,454,580	15,579
*	Knowles Corp.	1,268,252	15,435
*	Agilysys Inc.	274,102	15,172
*	AvidXchange Holdings Inc.	1,797,337	15,134
*	Qualtrics International Inc. Class A	1,467,045	14,935
*	Remitly Global Inc.	1,293,380	14,382
*,1	Braze Inc. Class A	410,076	14,283
*	PROS Holdings Inc.	566,878	14,002
*	Fastly Inc. Class A	1,521,646	13,938
*,1	C3.ai Inc. Class A	1,114,343	13,929
*	MoneyGram International Inc.	1,320,135	13,729
*	E2open Parent Holdings Inc.	2,245,641	13,631
*	Jamf Holding Corp.	604,801	13,402
*,1	Credo Technology Group Holding Ltd.	1,214,116	13,355
*,1	Samsara Inc. Class A	1,099,410	13,270
*	Veeco Instruments Inc.	711,123	13,028
*	CCC Intelligent Solutions Holdings Inc.	1,419,185	12,915
*,1	Riot Blockchain Inc.	1,830,092	12,829
*	Duck Creek Technologies Inc.	1,060,019	12,561
*	Infinera Corp.	2,591,052	12,541
*,1	Mirion Technologies Inc.	1,675,006	12,512
*	Zuora Inc. Class A	1,685,902	12,442
*	BigCommerce Holdings Inc.	837,259	12,391
*	Photronics Inc.	847,158	12,385
	Benchmark Electronics Inc.	497,494	12,328
	A10 Networks Inc.	926,181	12,290
*	Grid Dynamics Holdings Inc.	647,930	12,136
*	Squarespace Inc. Class A	567,344	12,118
*	Napco Security Technologies Inc.	409,517	11,909
*,1	Clearwater Analytics Holdings Inc. Class A	694,497	11,661
*	Olo Inc. Class A	1,454,244	11,489
*,1	Matterport Inc.	3,002,373	11,379
	TTEC Holdings Inc.	256,100	11,348
*	Zeta Global Holdings Corp. Class A	1,671,840	11,051
*	Sumo Logic Inc.	1,450,450	10,878
*	Amplitude Inc. Class A	698,145	10,800
*	Consensus Cloud Solutions Inc.	225,133	10,649
*	International Money Express Inc.	463,527	10,564
*	PAR Technology Corp.	357,535	10,558
*,1	Lightwave Logic Inc.	1,432,574	10,515
*	Momentive Global Inc.	1,801,181	10,465
*,1	IonQ Inc.	2,032,577	10,305
*	PDF Solutions Inc.	418,406	10,264
*	Informatica Inc. Class A	511,350	10,263
*	SMART Global Holdings Inc.	644,390	10,226
*	Avid Technology Inc.	430,478	10,013
*	BTRS Holdings Inc.	1,062,471	9,838
*	Ichor Holdings Ltd.	397,365	9,620
*	ScanSource Inc.	357,682	9,446
*	Thoughtworks Holding Inc.	886,682	9,301
*	Alpha & Omega Semiconductor Ltd.	296,881	9,132
*	LivePerson Inc.	960,452	9,047
*,1	Expensify Inc. Class A	598,153	8,901
*	N-able Inc.	959,729	8,858
*	Cerence Inc.	543,302	8,557
*	CEVA Inc.	326,224	8,557

		Shares	Market Value ($000)
*	ChannelAdvisor Corp.	369,382	8,370
*,1	MicroVision Inc.	2,299,388	8,301
*	EngageSmart Inc.	396,723	8,208
*	NETGEAR Inc.	408,131	8,179
*	Conduent Inc.	2,283,627	7,627
*	Sprinklr Inc. Class A	819,343	7,554
*	Domo Inc. Class B	419,569	7,548
*	Alkami Technology Inc.	497,534	7,488
*	Repay Holdings Corp. Class A	1,059,321	7,479
*	Paya Holdings Inc.	1,196,060	7,308
*	FARO Technologies Inc.	262,205	7,195
*	Unisys Corp.	951,054	7,180
	American Software Inc. Class A	449,513	6,887
*	Vertex Inc. Class A	501,525	6,856
	PC Connection Inc.	151,186	6,817
*	Telos Corp.	751,937	6,685
*	ACM Research Inc. Class A	519,472	6,473
*,1	Corsair Gaming Inc.	566,030	6,424
	Ebix Inc.	332,826	6,314
*	TaskUS Inc. Class A	388,794	6,260
*	I3 Verticals Inc. Class A	312,445	6,258
*	indie Semiconductor Inc. Class A	846,770	6,198
*	ForgeRock Inc. Class A	426,308	6,194
*	nLight Inc.	628,398	5,938
*	Yext Inc.	1,321,036	5,892
	Hackett Group Inc.	328,378	5,819
*,1	SEMrush Holdings Inc. Class A	517,876	5,805
*	Mitek Systems Inc.	632,078	5,790
*	Kimball Electronics Inc.	337,244	5,784
*	8x8 Inc.	1,650,758	5,695
*	Arlo Technologies Inc.	1,226,729	5,692
	Cass Information Systems Inc.	163,074	5,657
*,1	Navitas Semiconductor Corp.	1,107,158	5,370
*	CyberOptics Corp.	99,779	5,366
*	Edgio Inc.	1,926,263	5,355
*	Vishay Precision Group Inc.	180,960	5,355
*	ON24 Inc.	599,450	5,275
*,1	AvePoint Inc.	1,276,017	5,117
*,1	SoundHound AI Inc.	1,555,970	5,104
*	Instructure Holdings Inc.	228,700	5,095
*,1	Tucows Inc. Class A	135,592	5,073
*,1	Blend Labs Inc. Class A	2,295,563	5,073
	SolarWinds Corp.	641,818	4,974
*,1	908 Devices Inc.	301,976	4,968
*,1	Cvent Holding Corp. Class A	919,022	4,825
*	Couchbase Inc.	335,222	4,784
*,1	Aehr Test Systems	316,911	4,468
*	MeridianLink Inc.	272,945	4,444
*	Intapp Inc.	235,406	4,395
*	OneSpan Inc.	509,513	4,387
*	Eastman Kodak Co.	952,574	4,372
*	EverCommerce Inc.	399,006	4,361
	Bel Fuse Inc. Class B	169,576	4,282
*,1	Core Scientific Inc.	3,250,370	4,225
*	SmartRent Inc. Class A	1,730,242	3,928
*	Identiv Inc.	306,898	3,849
	Comtech Telecommunications Corp.	370,060	3,704
*	AXT Inc.	544,121	3,646

		Shares	Market Value ($000)
*,1	Rackspace Technology Inc.	870,537	3,552
*	Aviat Networks Inc.	128,216	3,511
*	Brightcove Inc.	552,582	3,481
*	ShotSpotter Inc.	119,993	3,451
*	Rimini Street Inc.	738,302	3,440
*,1	Meta Materials Inc.	5,136,780	3,334
*,1	Cyxtera Technologies Inc.	770,038	3,142
*	Upland Software Inc.	382,605	3,111
	NVE Corp.	66,509	3,103
*,1	Atomera Inc.	299,295	3,032
*	Cantaloupe Inc.	850,642	2,960
*,1	Digimarc Corp.	203,742	2,761
*	Benefitfocus Inc.	428,732	2,722
*	DZS Inc.	234,810	2,653
*	Ribbon Communications Inc.	1,182,946	2,626
*	Cambium Networks Corp.	152,858	2,586
*	Velodyne Lidar Inc.	2,679,205	2,537
*,1	ZeroFox Holdings Inc.	412,400	2,516
*	Aeva Technologies Inc.	1,291,962	2,416
*	Diebold Nixdorf Inc.	976,284	2,382
*,1	Veritone Inc.	420,513	2,367
*,1	UserTesting Inc.	600,200	2,353
*,1	Focus Universal Inc.	250,512	2,350
*	Inseego Corp.	1,121,145	2,321
	Information Services Group Inc.	483,446	2,301
*	eGain Corp.	311,555	2,290
*	Immersion Corp.	416,460	2,286
	Richardson Electronics Ltd.	146,516	2,212
*	PFSweb Inc.	236,891	2,208
*,1	Akoustis Technologies Inc.	729,245	2,166
*	KVH Industries Inc.	220,466	2,033
*	CoreCard Corp.	90,397	1,968
*,1	Transphorm Inc.	388,486	1,954
*,1	Weave Communications Inc.	381,600	1,927
*	CalAmp Corp.	501,566	1,926
*	Luna Innovations Inc.	432,493	1,920
*	Paymentus Holdings Inc. Class A	196,294	1,908
*	Rigetti Computing Inc.	1,004,867	1,889
*,1	Avaya Holdings Corp.	1,163,650	1,850
*	Arteris Inc.	267,973	1,785
*	Iteris Inc.	594,898	1,767
*	CS Disco Inc.	174,158	1,742
*	Enfusion Inc. Class A	140,734	1,737
*	Casa Systems Inc.	539,439	1,688
*	Lantronix Inc.	348,613	1,677
*	Quantum Corp.	1,552,943	1,677
*,1	Cleanspark Inc.	521,350	1,658
*	Powerfleet Inc.	535,648	1,650
*,1	AEye Inc.	1,456,343	1,617
*	Evolv Technologies Holdings Inc.	750,671	1,591
*,1	Ondas Holdings Inc.	424,177	1,569
*	Intevac Inc.	335,609	1,561
*	Daktronics Inc.	569,171	1,542
*	Amtech Systems Inc.	181,247	1,541
*	WM Technology Inc.	957,330	1,541
*	Turtle Beach Corp.	220,140	1,501
*	Genasys Inc.	539,552	1,495
*,1	Cerberus Cyber Sentinel Corp.	505,126	1,490

		Shares	Market Value ($000)
*	Smith Micro Software Inc.	657,295	1,485
*	Movano Inc.	512,575	1,410
*	Kaltura Inc.	638,157	1,404
*,1	Phunware Inc.	1,157,403	1,366
*	Synchronoss Technologies Inc.	1,182,868	1,348
*	PCTEL Inc.	275,512	1,300
*	Priority Technology Holdings Inc.	286,847	1,294
*	Everspin Technologies Inc.	217,165	1,257
*	Asure Software Inc.	218,983	1,253
*	Computer Task Group Inc.	186,210	1,248
*,1	AgileThought Inc. Class A	314,214	1,225
*	LiveVox Holdings Inc.	406,312	1,199
*,1	Latch Inc.	1,234,657	1,177
*,1	Paysign Inc.	495,746	1,175
*	inTEST Corp.	148,143	1,130
*	Kopin Corp.	1,069,064	1,123
*	Alpine 4 Holdings Inc.	2,010,627	1,116
*	SecureWorks Corp. Class A	137,720	1,109
*	Airgain Inc.	152,031	1,096
*	Pixelworks Inc.	670,552	1,080
*,1	VirnetX Holding Corp.	904,272	1,058
*,1	MICT Inc.	1,530,039	1,048
*	Park City Group Inc.	193,141	1,033
*	QuickLogic Corp.	157,615	1,020
*,1	Embark Technology Inc.	135,471	1,007
*,1	BM Technologies Inc.	144,161	964
*	Sono-Tek Corp.	136,272	957
*	AstroNova Inc.	81,242	951
*,1	Ouster Inc.	987,158	951
*,1	Applied Optoelectronics Inc.	348,449	948
*	Innodata Inc.	295,732	893
*,1	Rockley Photonics Holdings Ltd.	1,250,934	888
*	authID Inc.	281,693	814
*	EMCORE Corp.	484,281	809
*,1	Dave Inc.	2,249,990	807
*,1	Airspan Networks Holdings Inc.	393,381	795
*	Viant Technology Inc. Class A	188,194	792
	Wayside Technology Group Inc.	29,302	788
*	CPI Card Group Inc.	48,983	772
*	Research Frontiers Inc.	360,890	769
*	Intrusion Inc.	157,429	759
*,1	Quantum Computing Inc.	301,538	757
*,1	NextNav Inc.	275,380	741
*,1	SkyWater Technology Inc.	96,677	740
*	Cipher Mining Inc.	572,553	721
*	LGL Group Inc.	63,106	714
*	Issuer Direct Corp.	34,223	695
*	Steel Connect Inc.	472,540	647
*,1	Red Cat Holdings Inc.	381,770	638
*	GSI Technology Inc.	219,225	625
*	Key Tronic Corp.	152,801	617
*	Intellicheck Inc.	242,030	610
*	Backblaze Inc. Class A	122,195	607
*	NetSol Technologies Inc.	188,228	591
*,1	Wrap Technologies Inc.	337,522	577
*	Inuvo Inc.	1,409,054	573
*	One Stop Systems Inc.	167,844	537
*,1	eMagin Corp.	904,971	535

		Shares	Market Value ($000)
*	RF Industries Ltd.	89,809	516
*	Frequency Electronics Inc.	89,424	514
*	SRAX Inc. Class A	286,040	489
*,1	Cepton Inc.	249,700	489
*	StarTek Inc.	160,783	482
*	Rekor Systems Inc.	470,915	471
*,1	Boxlight Corp. Class A	701,328	435
*	TransAct Technologies Inc.	118,240	432
*,1	IronNet Inc.	624,581	430
*	AudioEye Inc.	77,855	429
*	Franklin Wireless Corp.	144,813	423
	CSP Inc.	58,049	417
*	ClearSign Technologies Corp.	448,479	412
*	LightPath Technologies Inc. Class A	369,197	395
*	CPS Technologies Corp.	139,869	393
*	Data I/O Corp.	131,381	367
*	CVD Equipment Corp.	68,503	356
*	TESSCO Technologies Inc.	84,807	351
*	Optical Cable Corp.	101,217	349
*,1	Verb Technology Co. Inc.	735,948	346
*	Aware Inc.	182,226	324
*	Wireless Telecom Group Inc.	248,831	323
	Autoscope Technologies Corp.	70,421	320
*	RealNetworks Inc.	451,582	314
*	Usio Inc.	234,074	304
*,1	Greenidge Generation Holdings Inc.	149,284	299
*,1	Digital Ally Inc.	646,697	295
*	Neonode Inc.	82,940	290
*,1	Vislink Technologies Inc.	667,529	283
*	Electro-Sensors Inc.	52,778	267
*	Marin Software Inc.	201,926	258
*	SigmaTron International Inc.	54,207	257
*,1	Coda Octopus Group Inc.	45,235	244
*,1	SeaChange International Inc.	562,926	242
*	WidePoint Corp.	112,347	239
*,1	Inpixon	1,930,911	238
*	Research Solutions Inc.	116,162	237
*,1	GreenBox POS	241,671	236
*	GSE Systems Inc.	255,595	230
*	BSQUARE Corp.	189,335	220
*,1	Soluna Holdings Inc.	118,915	203
*,1	Bio-key International Inc.	118,874	182
*	Universal Security Instruments Inc.	45,910	177
*	Trio-Tech International	37,821	175
*	ADDvantage Technologies Group Inc.	96,423	170
*	TSR Inc.	23,470	169
*	Peraso Inc.	96,818	165
*	Glimpse Group Inc.	30,269	160
*	Qumu Corp.	258,434	158
*,1	American Virtual Cloud Technologies Inc.	761,065	153
*,1	Exela Technologies Inc.	329,560	149
*	Socket Mobile Inc.	66,909	142
*	Bridgeline Digital Inc.	106,529	140
*	Quanergy Systems Inc.	675,700	140
*	VerifyMe Inc.	104,906	134
*	BTCS Inc.	87,691	132
*	SilverSun Technologies Inc.	44,830	126
*	OMNIQ Corp.	21,027	126

		Shares	Market Value ($000)
*,1	AmpliTech Group Inc.	66,272	122
*,1	OLB Group Inc.	112,607	119
*	Alfi Inc.	108,022	106
*,1	Stronghold Digital Mining Inc. Class A	96,856	101
*	Auddia Inc.	71,444	95
*,1	Data Storage Corp.	39,506	81
	Crexendo Inc.	32,473	78
*	WiSA Technologies Inc.	134,717	75
	Bel Fuse Inc. Class A	2,346	66
*	DatChat Inc.	86,875	63
*	ClearOne Inc.	114,463	62
*	Cemtrex Inc.	244,785	51
*,1	ComSovereign Holding Corp.	556,676	43
*	CYNGN Inc.	43,587	43
*	Duos Technologies Group Inc.	8,583	35
*	Akerna Corp.	303,367	27
*	Sonim Technologies Inc.	40,633	20
[2]	SRAX Inc.	284,252	20
*	Blackboxstocks Inc.	26,607	20
	BK Technologies Corp.	7,717	19
*	Kaspien Holdings Inc.	12,336	19
*	WaveDancer Inc.	19,301	18
			14,428,697
Materials (4.1%)
	Steel Dynamics Inc.	2,319,437	164,564
	RPM International Inc.	1,729,363	144,073
	Reliance Steel & Aluminum Co.	806,454	140,654
	Crown Holdings Inc.	1,627,926	131,911
*	Cleveland-Cliffs Inc.	6,922,649	93,248
	AptarGroup Inc.	882,412	83,856
	Royal Gold Inc.	882,516	82,798
	Graphic Packaging Holding Co.	4,125,927	81,446
	Alcoa Corp.	2,414,512	81,272
*	Berry Global Group Inc.	1,677,106	78,036
	Olin Corp.	1,803,193	77,321
	Sonoco Products Co.	1,301,226	73,819
*	Livent Corp.	2,404,942	73,711
	Ashland Inc.	665,135	63,168
*	Axalta Coating Systems Ltd.	2,975,365	62,661
	Huntsman Corp.	2,523,784	61,934
	Valvoline Inc.	2,370,275	60,063
	United States Steel Corp.	3,157,932	57,222
	Commercial Metals Co.	1,602,860	56,869
	Eagle Materials Inc.	504,856	54,110
	Balchem Corp.	433,179	52,666
	Chemours Co.	2,072,784	51,094
	Louisiana-Pacific Corp.	980,404	50,187
	Element Solutions Inc.	3,065,125	49,870
	Silgan Holdings Inc.	1,140,289	47,938
	Cabot Corp.	744,808	47,586
*	ATI Inc.	1,719,839	45,765
	HB Fuller Co.	707,494	42,520
	Westlake Corp.	464,576	40,362
	Sensient Technologies Corp.	558,331	38,715
*	Summit Materials Inc. Class A	1,579,597	37,847
	Avient Corp.	1,160,862	35,174
*	MP Materials Corp.	1,239,013	33,825
*,1	Ginkgo Bioworks Holdings Inc.	10,396,900	32,438

		Shares	Market Value ($000)
*	Ingevity Corp.	484,716	29,388
	Hecla Mining Co.	7,427,850	29,266
	Alpha Metallurgical Resources Inc.	213,111	29,162
	NewMarket Corp.	93,998	28,277
	Innospec Inc.	326,637	27,983
	Quaker Chemical Corp.	186,641	26,947
*	O-I Glass Inc.	2,057,394	26,643
	Stepan Co.	279,663	26,196
	Greif Inc. Class A	422,588	25,174
*	Arconic Corp.	1,380,658	23,526
	Scotts Miracle-Gro Co.	542,394	23,187
	Materion Corp.	283,954	22,716
	Minerals Technologies Inc.	432,822	21,386
	Warrior Met Coal Inc.	698,373	19,862
	Carpenter Technology Corp.	632,544	19,697
	Compass Minerals International Inc.	474,317	18,275
	Tronox Holdings plc Class A	1,484,759	18,188
*	Perimeter Solutions SA	2,095,892	16,788
	Mativ Holdings Inc.	757,682	16,730
	Worthington Industries Inc.	409,165	15,606
	Sylvamo Corp.	440,684	14,939
*,1	PureCycle Technologies Inc.	1,786,547	14,417
*	Coeur Mining Inc.	3,991,600	13,651
	TriMas Corp.	544,200	13,643
	Kaiser Aluminum Corp.	219,754	13,482
*	Resolute Forest Products Inc.	629,549	12,591
	AdvanSix Inc.	390,715	12,542
*	Piedmont Lithium Inc.	220,293	11,783
	Hawkins Inc.	270,024	10,528
	Schnitzer Steel Industries Inc. Class A	357,956	10,187
	Orion Engineered Carbons SA	751,770	10,036
*,1	Amyris Inc.	3,198,263	9,339
*	Clearwater Paper Corp.	238,752	8,977
	Chase Corp.	106,461	8,897
*	TimkenSteel Corp.	573,232	8,593
*	Origin Materials Inc.	1,654,970	8,540
	Myers Industries Inc.	511,400	8,423
	Trinseo plc	441,296	8,085
	Ecovyst Inc.	951,949	8,034
*	LSB Industries Inc.	539,210	7,684
	American Vanguard Corp.	385,793	7,214
	Ryerson Holding Corp.	275,883	7,101
	Mercer International Inc.	568,416	6,992
	SunCoke Energy Inc.	1,165,715	6,773
	Haynes International Inc.	184,067	6,464
*	Intrepid Potash Inc.	132,977	5,262
	Koppers Holdings Inc.	252,692	5,251
*	Diversey Holdings Ltd.	1,070,269	5,202
	Pactiv Evergreen Inc.	473,136	4,130
*,1	5E Advanced Materials Inc.	393,626	3,999
*	Century Aluminum Co.	705,951	3,727
*,1	Danimer Scientific Inc. Class A	1,179,823	3,481
	Tredegar Corp.	361,223	3,410
*	Aspen Aerogels Inc.	369,478	3,407
	Olympic Steel Inc.	132,807	3,029
	Ramaco Resources Inc.	325,438	2,994
*	Rayonier Advanced Materials Inc.	870,744	2,743
	Kronos Worldwide Inc.	290,794	2,716

		Shares	Market Value ($000)
*	Zymergen Inc.	926,275	2,575
	United States Lime & Minerals Inc.	22,733	2,323
	FutureFuel Corp.	378,631	2,287
*	Dakota Gold Corp.	723,800	2,208
	Gold Resource Corp.	1,216,419	2,007
	Glatfelter Corp.	606,543	1,886
*	Ranpak Holdings Corp. Class A	545,909	1,867
*	Gatos Silver Inc.	640,290	1,716
*	Ascent Industries Co.	114,447	1,603
*	Smith-Midland Corp.	58,159	1,556
*	McEwen Mining Inc.	463,364	1,511
*,1	Loop Industries Inc.	332,003	1,438
	Northern Technologies International Corp.	89,504	1,191
*,1	Hycroft Mining Holding Corp. Class A	1,842,144	1,114
*	Core Molding Technologies Inc.	97,729	970
*,1	Flotek Industries Inc.	940,861	941
*	Contango ORE Inc.	29,397	879
*	Universal Stainless & Alloy Products Inc.	113,485	808
*	Idaho Strategic Resources Inc.	168,894	802
*	Advanced Emissions Solutions Inc.	280,196	765
	Friedman Industries Inc.	85,667	609
*	AgroFresh Solutions Inc.	393,836	591
*	Ampco-Pittsburgh Corp.	158,635	584
*	United States Antimony Corp.	1,197,293	441
*	Solitario Zinc Corp.	784,751	388
*,1	Golden Minerals Co.	1,362,026	351
*	US Gold Corp.	48,538	182
*,1	Cryptyde Inc.	232,533	161
*	Paramount Gold Nevada Corp.	339,615	105
*	Crown ElectroKinetics Corp.	173,237	40
	Greif Inc. Class B	244	15
*,2	F-star Therapeutics Inc. CVR	40,838	3
*,2	Ikonics Corp. CVR	12,227	—
			3,125,903
Other (0.0%)[3]
*,2	Biosante Pharmaceutical Inc. CVR	44,795	—
Real Estate (6.4%)
	Sun Communities Inc.	1,651,481	223,495
	WP Carey Inc.	2,783,409	194,282
	Gaming & Leisure Properties Inc.	3,418,788	151,247
	Equity LifeStyle Properties Inc.	2,346,933	147,481
	American Homes 4 Rent Class A	4,054,284	133,021
	Life Storage Inc.	1,131,064	125,277
	CubeSmart	3,014,196	120,749
	Rexford Industrial Realty Inc.	2,286,830	118,915
	STORE Capital Corp.	3,570,125	111,852
	Healthcare Realty Trust Inc. Class A	5,113,530	106,617
*	Jones Lang LaSalle Inc.	642,527	97,067
	Lamar Advertising Co. Class A	1,167,098	96,274
	Medical Properties Trust Inc.	8,042,643	95,386
	National Retail Properties Inc.	2,370,572	94,491
	Omega Healthcare Investors Inc.	3,146,685	92,796
	Americold Realty Trust Inc.	3,622,686	89,118
	EastGroup Properties Inc.	584,584	84,379
	Apartment Income REIT Corp. Class A	2,057,391	79,456
	First Industrial Realty Trust Inc.	1,767,842	79,217
	Brixmor Property Group Inc.	4,016,942	74,193

		Shares	Market Value ($000)
	Agree Realty Corp.	1,072,705	72,493
	STAG Industrial Inc.	2,417,188	68,721
	Spirit Realty Capital Inc.	1,836,272	66,400
*	Zillow Group Inc. Class C	2,252,703	64,450
	Kilroy Realty Corp.	1,420,020	59,797
	Rayonier Inc.	1,965,761	58,914
	Ryman Hospitality Properties Inc.	741,717	54,583
	Kite Realty Group Trust	2,962,648	51,017
	Independence Realty Trust Inc.	2,991,780	50,052
	National Storage Affiliates Trust	1,152,679	47,928
	Cousins Properties Inc.	2,042,802	47,699
	Terreno Realty Corp.	892,827	47,311
	Physicians Realty Trust	3,013,491	45,323
	PotlatchDeltic Corp.	1,087,018	44,611
	Phillips Edison & Co. Inc.	1,570,490	44,052
	Douglas Emmett Inc.	2,380,050	42,674
	Sabra Health Care REIT Inc.	3,085,253	40,478
	Apple Hospitality REIT Inc.	2,840,257	39,934
	Highwoods Properties Inc.	1,404,694	37,871
	Essential Properties Realty Trust Inc.	1,913,684	37,221
	Broadstone Net Lease Inc.	2,342,431	36,378
	Equity Commonwealth	1,482,586	36,116
	EPR Properties	1,006,653	36,099
	Corporate Office Properties Trust	1,498,612	34,813
[1]	SL Green Realty Corp.	862,524	34,639
	LXP Industrial Trust	3,762,009	34,460
	Park Hotels & Resorts Inc.	3,026,687	34,080
	National Health Investors Inc.	601,447	34,000
	Innovative Industrial Properties Inc.	372,410	32,958
	Outfront Media Inc.	1,935,815	29,405
*	Howard Hughes Corp.	487,120	26,982
	Sunstone Hotel Investors Inc.	2,838,165	26,735
	SITE Centers Corp.	2,493,369	26,704
	Four Corners Property Trust Inc.	1,096,103	26,515
	JBG SMITH Properties	1,358,064	25,233
	Pebblebrook Hotel Trust	1,737,359	25,209
	DigitalBridge Group Inc.	1,998,620	25,003
*	Cushman & Wakefield plc	2,181,176	24,974
	Kennedy-Wilson Holdings Inc.	1,594,912	24,657
	Retail Opportunity Investments Corp.	1,699,288	23,382
	CareTrust REIT Inc.	1,284,047	23,254
	Macerich Co.	2,813,453	22,339
	RLJ Lodging Trust	2,199,593	22,260
*	Zillow Group Inc. Class A	773,269	22,139
	Uniti Group Inc.	3,111,479	21,625
	Washington REIT	1,207,211	21,199
*	Opendoor Technologies Inc.	6,787,364	21,109
	Xenia Hotels & Resorts Inc.	1,514,767	20,889
	DiamondRock Hospitality Co.	2,772,182	20,819
	Urban Edge Properties	1,529,916	20,409
	LTC Properties Inc.	542,407	20,313
	Hudson Pacific Properties Inc.	1,772,634	19,410
	InvenTrust Properties Corp.	888,667	18,955
	Easterly Government Properties Inc. Class A	1,191,945	18,797
	Tanger Factory Outlet Centers Inc.	1,356,436	18,556
	American Assets Trust Inc.	684,929	17,616
	Piedmont Office Realty Trust Inc. Class A	1,627,994	17,192
	Brandywine Realty Trust	2,374,696	16,029

		Shares	Market Value ($000)
	Alexander & Baldwin Inc.	940,655	15,596
	Acadia Realty Trust	1,233,898	15,572
	Apartment Investment & Management Co. Class A	2,111,814	15,416
	Getty Realty Corp.	565,991	15,219
	Global Net Lease Inc.	1,422,297	15,147
	St. Joe Co.	462,534	14,815
	Centerspace	215,350	14,497
	Newmark Group Inc. Class A	1,770,325	14,269
	Paramount Group Inc.	2,276,178	14,181
	NexPoint Residential Trust Inc.	294,799	13,623
*	Veris Residential Inc.	1,125,272	12,794
*	Anywhere Real Estate Inc.	1,492,866	12,107
	Service Properties Trust	2,318,399	12,032
	NETSTREIT Corp.	663,203	11,812
	Empire State Realty Trust Inc. Class A	1,765,880	11,584
	Marcus & Millichap Inc.	349,970	11,472
	Necessity Retail REIT Inc. Class A	1,880,812	11,059
	iStar Inc.	1,173,037	10,862
	UMH Properties Inc.	660,462	10,666
[1]	eXp World Holdings Inc.	934,962	10,481
	Summit Hotel Properties Inc.	1,536,195	10,323
	Community Healthcare Trust Inc.	301,738	9,882
	Armada Hoffler Properties Inc.	951,734	9,879
	Bluerock Residential Growth REIT Inc. Class A	365,115	9,767
	RPT Realty	1,215,861	9,192
*	Redfin Corp.	1,496,047	8,737
	Office Properties Income Trust	620,427	8,717
[1]	CBL & Associates Properties Inc.	339,519	8,695
	Plymouth Industrial REIT Inc.	514,746	8,653
	Farmland Partners Inc.	659,268	8,353
	Gladstone Commercial Corp.	526,963	8,168
*	Compass Inc. Class A	3,474,801	8,062
	Universal Health Realty Income Trust	185,502	8,016
	Gladstone Land Corp.	442,727	8,013
*,1	WeWork Inc.	3,011,544	7,981
	Global Medical REIT Inc.	863,746	7,359
*	Chatham Lodging Trust	710,289	7,011
	Orion Office REIT Inc.	796,603	6,970
	Safehold Inc.	253,045	6,696
	Alexander's Inc.	31,733	6,631
	Urstadt Biddle Properties Inc. Class A	402,556	6,244
	Saul Centers Inc.	161,374	6,052
	City Office REIT Inc.	584,331	5,826
	RE/MAX Holdings Inc. Class A	282,486	5,342
	Industrial Logistics Properties Trust	931,293	5,122
*	FRP Holdings Inc.	92,654	5,037
*	Tejon Ranch Co.	335,369	4,829
	One Liberty Properties Inc.	228,915	4,812
	Whitestone REIT	556,102	4,705
*	Seritage Growth Properties Class A	516,977	4,663
	RMR Group Inc. Class A	180,125	4,267
	Douglas Elliman Inc.	952,112	3,904
	Braemar Hotels & Resorts Inc.	853,369	3,669
	Hersha Hospitality Trust Class A	456,664	3,644
	Postal Realty Trust Inc. Class A	246,034	3,609
	Indus Realty Trust Inc.	68,584	3,592
	CTO Realty Growth Inc.	181,841	3,408
	Franklin Street Properties Corp.	1,287,342	3,386

		Shares	Market Value ($000)
	BRT Apartments Corp.	166,553	3,383
	Diversified Healthcare Trust	3,384,600	3,351
*	Ashford Hospitality Trust Inc.	465,342	3,169
*	Forestar Group Inc.	263,112	2,944
	Alpine Income Property Trust Inc.	153,116	2,484
	Stratus Properties Inc.	96,387	2,246
*	Altisource Portfolio Solutions SA	126,246	1,655
	Clipper Realty Inc.	217,586	1,517
	Creative Media & Community Trust Corp.	186,383	1,191
*,1	Offerpad Solutions Inc.	982,070	1,188
	Modiv Inc. Class C	76,925	1,123
*	Doma Holdings Inc.	2,416,616	1,062
*	Transcontinental Realty Investors Inc.	22,463	906
*	Maui Land & Pineapple Co. Inc.	87,398	805
*	AMREP Corp.	56,416	636
	New York City REIT Inc. Class A	160,831	519
	Global Self Storage Inc.	79,508	466
*	Fathom Holdings Inc.	78,970	419
*	Sotherly Hotels Inc.	218,019	410
	CorEnergy Infrastructure Trust Inc.	234,079	372
*	Power REIT	33,413	356
*	InterGroup Corp.	6,187	317
*	Trinity Place Holdings Inc.	313,786	277
*	Rafael Holdings Inc. Class B	147,508	265
*	Comstock Holding Cos. Inc. Class A	52,273	207
*	Wheeler REIT Inc.	146,044	190
*,1	Pennsylvania REIT	61,219	178
*	Alset EHome International Inc.	432,045	111
*	Altisource Asset Management Corp.	6,400	101
	InnSuites Hospitality Trust	51,296	98
	Presidio Property Trust Inc. Class A	700	1
*,2	Spirit MTA REIT	653,668	—
			4,842,461
Utilities (2.1%)
	Essential Utilities Inc.	3,208,865	132,783
	Vistra Corp.	5,259,563	110,451
	OGE Energy Corp.	2,669,633	97,335
	UGI Corp.	2,794,656	90,351
	National Fuel Gas Co.	1,217,518	74,938
	IDACORP Inc.	683,473	67,671
	Black Hills Corp.	881,726	59,719
	Southwest Gas Holdings Inc.	830,176	57,905
	South Jersey Industries Inc.	1,612,361	53,885
	PNM Resources Inc.	1,143,604	52,297
	Portland General Electric Co.	1,202,521	52,261
	Ormat Technologies Inc.	603,337	52,008
	ONE Gas Inc.	734,551	51,705
	Hawaiian Electric Industries Inc.	1,482,420	51,381
	New Jersey Resources Corp.	1,285,163	49,736
	Spire Inc.	709,033	44,194
	Clearway Energy Inc. Class C	1,274,282	40,586
	California Water Service Group	735,465	38,752
	Avangrid Inc.	926,177	38,621
	American States Water Co.	493,641	38,479
	ALLETE Inc.	762,380	38,157
	Avista Corp.	993,053	36,792
	NorthWestern Corp.	745,062	36,717
	Otter Tail Corp.	560,320	34,471

			Shares	Market Value ($000)
		MGE Energy Inc.	486,242	31,912
*,1		Sunnova Energy International Inc.	1,318,837	29,120
		Chesapeake Utilities Corp.	243,304	28,075
		SJW Group	360,433	20,761
		Northwest Natural Holding Co.	476,909	20,688
		Middlesex Water Co.	242,573	18,727
*,1		Montauk Renewables Inc.	875,473	15,268
		Unitil Corp.	227,686	10,576
		Clearway Energy Inc. Class A	265,289	7,720
		York Water Co.	198,905	7,644
*,1		Altus Power Inc. Class A	418,428	4,607
		Artesian Resources Corp. Class A	90,499	4,355
		Consolidated Water Co. Ltd.	207,223	3,187
		Genie Energy Ltd. Class B	316,652	2,961
*		Pure Cycle Corp.	268,033	2,238
		RGC Resources Inc.	101,978	2,148
		Global Water Resources Inc.	124,835	1,464
		Via Renewables Inc. Class A	186,239	1,287
*,1		Cadiz Inc.	379,213	720
				1,614,653
Total Common Stocks (Cost $76,069,350)				75,071,396
Preferred Stocks (0.0%)
[1,4]		Meta Materials Inc. Pfd., 0.000%	1,758,570	2,708
		FAT Brands Inc. Pfd., 8.250%	7,939	142
		Air T Funding Pfd., 8.000%, 6/7/24	704	15
Total Preferred Stocks (Cost $143)				2,865
		Coupon
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[5,6]	Vanguard Market Liquidity Fund (Cost $2,061,615)	2.828%	20,625,143	2,061,896
Total Investments (101.9%) (Cost $78,131,108)				77,136,157
Other Assets and Liabilities—Net (-1.9%)				(1,429,246)
Net Assets (100%)				75,706,911
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,357,946,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,531,002,000 was received for securities on loan, of which $1,530,225,000 is held in Vanguard Market Liquidity Fund and $777,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	5,164	431,142	(50,991)
E-mini S&P 500 Index	December 2022	103	18,548	(1,387)
E-mini S&P Mid-Cap 400 Index	December 2022	91	20,095	(2,706)
				(55,084)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Airbnb Inc. Class A	8/31/23	BANA	26,018	(2.581)	—	(1,912)
Bill.com Holdings Inc.	8/31/23	BANA	13,760	(2.581)	—	(2,536)
Chewy Inc. Class A	1/31/23	GSI	11,300	(2.998)	—	(1,786)
Datadog Inc. Class A	8/31/23	BANA	13,644	(2.581)	—	(2,130)
DocuSign Inc. Class A	8/31/23	BANA	10,596	(2.581)	—	(886)
Lucid Group Inc.	1/31/23	GSI	30,342	(2.998)	—	(4,663)
Seagen Inc.	8/31/23	BANA	11,572	(2.581)	—	(1,333)
Sirius XM Holdings Inc.	1/31/23	GSI	23,760	(2.998)	—	(941)
Snowflake Inc. Class A	8/31/23	BANA	28,590	(2.581)	—	(1,795)
Wayfair Inc. Class A	8/31/23	BANA	6,852	(2.581)	—	(2,635)
					—	(20,617)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	75,067,359	—	4,037	75,071,396
Preferred Stocks	2,865	—	—	2,865
Temporary Cash Investments	2,061,896	—	—	2,061,896
Total	77,132,120	—	4,037	77,136,157

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	55,084	—	—	55,084
Swap Contracts	—	20,617	—	20,617
Total	55,084	20,617	—	75,701
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.